Exhibit 99.3

Exception Grades

Run Date - 5/30/2024 8:01:02 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[REDACTED]	RCKT2024INV10027			30090835			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 is incomplete due to the borrower was qualified with[REDACTED] that was not disclosed in the Final 1003 REO section as required.				Reviewer Comment (2024-03-11): Provided 1003 including [REDACTED] Section, Exception cleared Buyer Comment (2024-03-11): See attached 1003 showing the [REDACTED] residence.	03/11/2024			1	C	A	C	A	C	A	C	A	C	A		AR	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10027			30091103			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		[REDACTED] UCDP returned a CU score of [REDACTED]. [REDACTED] Valuation required for securitization is missing from the file.				Reviewer Comment (2024-03-07): AVM provided	03/07/2024			1	D	A	D	A	D	A	D	A	D	A		AR	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10048			30093879			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		[REDACTED] UCDP analysis was not performed for this non-UAD form type. File is missing the [REDACTED] Valuation required for securitization.				Reviewer Comment (2024-03-22): Provided [REDACTED]document with Collateral Underwriter score of [REDACTED], not required Secondary valuation. Exception Cleared. Buyer Comment (2024-03-22): Please see the [REDACTED] SSR attached which confirms a CU Score of [REDACTED]. The loan closed with a full appraisal with a CU score of under [REDACTED]so nothing further is required, thank you	03/22/2024			1	D	A	D	A	D	A	D	A	D	A		WV	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10053			30091794			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting [REDACTED] valuation is missing.; [REDACTED]		[REDACTED] approved the subject loan with an appraisal waiver. File is missing the [REDACTED] Valuation required for securitization.				Reviewer Comment (2024-04-08): Received the AVM which supports the stated value of [REDACTED]with an [REDACTED]score of [REDACTED].	04/08/2024			1	D	A	B	A	D	A	C	A	D	A		CA	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10053			30317660			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. [REDACTED] Valuation supports value. [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-29): Seller acknowledges the exception, no change to grading. Reviewer Comment (2024-05-29): Cleared in error. Exception re-opened. Reviewer Comment (2024-04-08): Received the AVM which supports the stated value of [REDACTED]with an [REDACTED]score of [REDACTED].			05/29/2024	2		B		B		B		B		B		CA	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10127			30091962			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		[REDACTED] UCDP analysis was not performed for this non-UAD form type. File is missing the [REDACTED] Valuation required for securitization.				Reviewer Comment (2024-03-07): AVM provided	03/07/2024			1	D	A	D	A	D	A	D	A	D	A		NH	Second Home	Purchase		D	D	A	A	C	B	D	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10127			30092575			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [REDACTED]exceeds tolerance of [REDACTED] plus v or [REDACTED]. Insufficient or no cure was provided to the borrower.	Ten percent fees will only re-baseline if the cumulative total of fees exceed [REDACTED]. On this loan, the recording fee increased by less than [REDACTED] fess will not re-baseline to increased fee. The final increase of fee to [REDACTED]requires cure based on initial baseline of [REDACTED].				Reviewer Comment (2024-03-13): [REDACTED] received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2024-03-12): Please see the attached cure package mailed to client.		03/13/2024		2	C	B	C	B	C	B	C	B	C	B		NH	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	D	A	A	C	B	D	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10127			30108501			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. AVM supports value. Vendor/FSD do not meet [REDACTED] criteria.; Sec ID: [REDACTED]	Note Date: ___; Lien Position: ___	FSD score was [REDACTED]				Buyer Comment (2024-03-11): Seller acknowledges exception, no change to grading.			03/11/2024	2		A		D		A		A		A		NH	Second Home	Purchase		D	D	A	A	C	B	D	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10127			30660688			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value.[REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-30): Waiving at clients request			05/30/2024	2		B		B		B		B		B		NH	Second Home	Purchase		D	D	A	A	C	B	D	D	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10129			30093461			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage ([REDACTED]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to failing the QM points and fees test, the subject loan designation is QM (APOR) Fail.				Reviewer Comment (2024-03-08): Points and fees failure and insufficient funds both addressed and acceptable. Loan designation mismatch cleared. Buyer Comment (2024-03-07): See attached calculation showing the excludable amount of points.	03/08/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10129			30094141			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Documentation to support the large deposit on [REDACTED] of [REDACTED] into [REDACTED] is missing. Additional conditions may apply upon receipt.				Reviewer Comment (2024-03-07): Document reflecting Withdrawal amount received. Exception Cleared. Buyer Comment (2024-03-07): See attached proof of partial distribution from the [REDACTED] account.	03/07/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10129			30094142			Compliance	Compliance	Federal Compliance	ATR/QM Defect	IncomeAsset Guideline Deficiency - ATR Impact	Ability to Repay ([REDACTED]): There are guideline deficiencies related to income andor asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Documentation to support the large deposit of [REDACTED]is missing. Additional conditions may apply upon receipt.				Reviewer Comment (2024-03-08): Distribution from [REDACTED]has been documented as required. The [REDACTED]the funds were liquidated from was not considered beyond the large deposit to [REDACTED]. Exception cleared. Buyer Comment (2024-03-07): See attached proof of partial distribution from the [REDACTED] account.	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10129			30094149			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay ([REDACTED]): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing documentation to verify the large deposit of [REDACTED], the subject loan is at ATR Risk.				Reviewer Comment (2024-03-08): Distribution from [REDACTED]has been documented as required. The [REDACTED]the funds were liquidated from was not considered beyond the large deposit to [REDACTED]. Exception cleared. Buyer Comment (2024-03-07): See attached proof of partial distribution from the [REDACTED] account.	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10198			30093808			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.;[REDACTED]		DU approved the subject loan with an appraisal waiver. File is missing the Secondary Valuation required for securitization.				Reviewer Comment (2024-04-05): AVM is in the file and associated the same. Exception cleared Buyer Comment (2024-04-05): Please clear, AVM on file	04/05/2024			1	D	A	B	A	D	A	C	A	D	A		AZ	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10198			30309551			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-29): Seller acknowledges the exception, no change to grading. Reviewer Comment (2024-05-29): Cleared in error. Exception re-opened. Reviewer Comment (2024-04-25): This is an EV2 information exception due to PIW that was utilized at time of origination. Client can elect to waive this exception, as it does not effect grading. Buyer Comment (2024-04-24): Please clear condition as secondary valuation supports value			05/29/2024	2		B		B		B		B		B		AZ	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10278			30093909			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED]disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect formatplacement.	Final Closing Disclosure page [REDACTED]disclosed escrow for Flood Insurance under "Other" instead of under the Homeowners Insurance section.				Buyer Comment (2024-03-07): Seller accepts. No change to grading.			03/07/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10278			30093934			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	File is missing the insurance policy or a signed and dated letter from borrower stating no insurance applies for this [REDACTED] property. Upon receipt of the missing property expense verifications, additional conditions may apply.				Reviewer Comment (2024-03-07): Provided document verifies property [REDACTED] property has no insurance. Exception cleared Buyer Comment (2024-03-07): Please see the attached screenshot from the [REDACTED]confirming the property is not insured.	03/07/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10285			30092728			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.		Hazard Insurance Policy effective date of [REDACTED]is after the subject closing date of [REDACTED]and disbursement date of [REDACTED]. File is missing the prior insurance policy to verify continuous coverage.				Reviewer Comment (2024-03-07): Corrected Details updated. Exception Cleared. Buyer Comment (2024-03-07): Please see page [REDACTED] Insurance confirmation for the subject property confirming coverage for the closing and disbursement dates.	03/07/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		D	B	C	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10285			30092730			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-05-09): AVM provided and supports value. Exception cleared.	05/09/2024			1	D	A	B	A	D	A	C	A	D	A		FL	Second Home	Purchase		D	B	C	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10285			30092755			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing the insurance policy for this investment property. Upon receipt of the missing insurance policy, additional conditions may apply.				Reviewer Comment (2024-03-07): Hazard Insurance Policy received. Exception Cleared. Buyer Comment (2024-03-07): Please see attached, Insurance information for [REDACTED].	03/07/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		D	B	C	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10285			30524708			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-09): Seller acknowledges exception, secondary valuation received and supports value.			05/09/2024	2		B		B		B		B		B		FL	Second Home	Purchase		D	B	C	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10297			30092747			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; Sec ID: [REDACTED]		[REDACTED] returned a CU score of [REDACTED]Secondary Valuation is missing from the file.				Reviewer Comment (2024-04-09): Received AVM (Secondary Valuation), updated the information and cleared exception. Buyer Comment (2024-04-08): Please review the trailing document from[REDACTED] page[REDACTED] DOC ID [REDACTED].	04/09/2024			1	D	A	B	A	D	A	C	A	D	A		GA	Second Home	Purchase		D	B	A	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10297			30093489			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage ([REDACTED]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to failing the QM points and fees test, the subject loan designation is QM (APOR) Fail.				Reviewer Comment (2024-03-08): Calculated lender's bonafide points from client's worksheet. Exception cleared. Buyer Comment (2024-03-07): We are passing the test. Attached is the bonafide points calc, the undiscounted rate, the selected rate and [REDACTED]. Please re run the test excluding [REDACTED]in points.	03/08/2024			1	B	A	C	A	B	A	C	A	B	A		GA	Second Home	Purchase	Lender to provide updated ATR/QM status	D	B	A	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10297			30093490			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [REDACTED]	Qualified Mortgage ([REDACTED]): Points and Fees on subject loan of [REDACTED] is in excess of the allowable maximum of [REDACTED] of the Federal Total Loan Amount. Points and Fees total [REDACTED]on a Federal Total Loan Amount of [REDACTED]vs. an allowable total of [REDACTED](an overage of [REDACTED]or .[REDACTED]).					Reviewer Comment (2024-03-08): Calculated lender's bonafide points from client's worksheet. Exception cleared. Buyer Comment (2024-03-07): We are passing the test. Attached is the bonafide points calc, the undiscounted rate, the selected rate and [REDACTED]. Please re run the test excluding [REDACTED]in points.	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Second Home	Purchase		D	B	A	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10297			30318818			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: [REDACTED]	Lien Position: ___					Buyer Comment (2024-04-09): Seller acknowledges the exception, no change to grading.			04/09/2024	2		B		B		B		B		B		GA	Second Home	Purchase		D	B	A	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10331			30093443			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [REDACTED] days of the loan application date.	The file was missing the initial Loan Estimate. Please provide for review.				Buyer Comment (2024-03-07): Seller acknowledges exception, no change to grading.			03/07/2024	2	B	B	B	B	B	B	B	B	B	B		OH	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10331			30093459			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([REDACTED]) business days of application.	The file was missing the [REDACTED]Loan Estimate, the [REDACTED]Loan Estimate, and the [REDACTED]Loan Estimate. Please provide all LE's issued to the borrower for review.				Reviewer Comment (2024-03-11): [REDACTED] received rebuttal suffice. Buyer Comment (2024-03-08): Please see the attached intent to proceed signed by the client on [REDACTED]. Client had not agreed to any terms or officially agreed to do business with us until the intent to proceed was signed. The only LEs that are relevant are the LEs printed on or after this date.	03/11/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10343			30092552			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage ([REDACTED]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.				Reviewer Comment (2024-03-11): Itemized invoice received for appraisal and AMC fees, testing revised. No overage in allowable points and fees after updates were made. Exception cleared.	03/11/2024			1	B	A	C	A	B	A	C	A	B	A		PA	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10343	30092568	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage ([REDACTED]): Points and Fees on subject loan of [REDACTED] is in excess of the allowable maximum of [REDACTED] of the Federal Total Loan Amount. Points and Fees total [REDACTED] on a Federal Total Loan Amount of [REDACTED] vs. an allowable total of [REDACTED] (an overage of [REDACTED] or [REDACTED]).	The appraisal invoice for the 1004 does not contain the breakdown of appraiser vs affiliate AMC fees, so testing is inclusive of the entire appraisal fee at initial review. Please provide an itemized invoice so diligence can revise testing. Bona fide points have been considered and align with lender.	Reviewer Comment (2024-03-11): Itemized invoice received for appraisal and AMC fees, testing revised. No overage in allowable points and fees after updates were made. Exception cleared.

Buyer Comment (2024-03-08): See attached appraisal invoice with breakdown to complete testing.

Reviewer Comment (2024-03-08): Diligence has the invoice provided which was for the [REDACTED], however, we need the breakdown for the 1004. Please provide an invoice or documentation from the [REDACTED]that confirms the split on the 1004 vs [REDACTED]fee. We will apply the split accordingly once received.

Buyer Comment (2024-03-07): See attached appraisal invoice with breakdown to complete testing.
																		03/11/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10343			30092569			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [REDACTED]exceeds tolerance of [REDACTED]plus [REDACTED] or [REDACTED]. Insufficient or no cure was provided to the borrower.	Testing is currently inconclusive. Please provide the Settlement Service Provider's List for further review of this exception.				Reviewer Comment (2024-03-08): [REDACTED] received SSPL title fees are subject to no tolerance. Buyer Comment (2024-03-07): See attached Service Provider List	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10343			30092571			Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	The file was missing the Settlement Service Provider's List. Please provide for review.				Reviewer Comment (2024-03-08): [REDACTED] received SSPL	03/08/2024			1	A	A	A	A	A	A	A	A	A	A		PA	Second Home	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10379			30091977			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-10): AVM document received. Exception Cleared. Buyer Comment (2024-05-10): Please review the trailing document on page[REDACTED]for the AVM value.	05/10/2024			1	D	A	B	A	D	A	C	A	D	A		FL	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10379			30530764			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: [REDACTED]	Lien Position: ___					Buyer Comment (2024-05-10): Seller acknowledges exception, no change to grading.			05/10/2024	2		B		B		B		B		B		FL	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10428	30096146	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED] disclosed an inaccurate Finance Charge on page [REDACTED] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [REDACTED] is under disclosed by [REDACTED] compared to the calculated Finance Charge of [REDACTED] which exceeds the [REDACTED] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [REDACTED]).	The disclosed Finance Charge in the amount of [REDACTED] is under disclosed by [REDACTED] compared to the calculated Finance Charge of [REDACTED] which exceeds the [REDACTED] threshold.	Reviewer Comment (2024-03-08): [REDACTED] received itemization.

Buyer Comment (2024-03-07): Please see the CD addendum attached which gives an itemization of Seller and Lender paid fees. [REDACTED]can exclude the following fees from Finance Charge testing as they were not borrower paid: [REDACTED] [REDACTED], [REDACTED]Processing Fee, [REDACTED]Title Settlement Fee,  [REDACTED]Title Wire, [REDACTED]Underwriting Fee

Please see finance charge calc below which is a match to what was disclosed on the CD. We have also attached the CD addendum showing what fees were excluded from testing. Please clear this exception as it is not valid

[REDACTED]

[REDACTED]
																		03/08/2024			1	C	A	C	A	C	A	C	A	C	A		VT	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10430			30093838			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED]disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect formatplacement.					Buyer Comment (2024-03-07): Seller accepts. No change to grading.			03/07/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10434			30166672			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment (2024-03-18): Seller accepts with no change in grading			03/18/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Second Home	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10588			30093315			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Closing discrepancy.		Documentation was not found to support the secured borrower funds in the amount of [REDACTED]as shown on the AUS submission. Please provide acceptable documentation relative to the type of asset and evidence of the monthly payment, if applicable.				Reviewer Comment (2024-03-14): Final Closing Disclosure for Cash Out Refinance of [REDACTED] property received. Exception Cleared. Buyer Comment (2024-03-14): Please see the attached Note and CD, confirming the assets for funds to close from the proceeds of the refinance on[REDACTED]in the amount of [REDACTED]. Buyer Comment (2024-03-14): Please see the attached Note and CD, confirming the assets for funds to close from the proceeds of the refinance on [REDACTED] in the amount of [REDACTED].	03/14/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10588			30093317			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documentation was not found to support the secured borrower funds in the amount of [REDACTED] as shown on the [REDACTED] submission. Please provide acceptable documentation relative to the type of asset and evidence of the monthly payment, if applicable.				Reviewer Comment (2024-03-14): Final Closing Disclosure for Cash Out Refinance of Investment property received. Exception Cleared. Buyer Comment (2024-03-14): Please see the attached Note and CD, confirming the assets for funds to close from the proceeds of the refinance on[REDACTED] in the amount of [REDACTED].	03/14/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10588			30093329			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		Documentation was not found to support the secured borrower funds in the amount of [REDACTED]as shown on the AUS submission. Please provide acceptable documentation relative to the type of asset and evidence of the monthly payment, if applicable.				Reviewer Comment (2024-03-14): Final Closing Disclosure for Cash Out Refinance of [REDACTED] property received. Exception Cleared. Buyer Comment (2024-03-14): Please see the attached Note and CD, confirming the assets for funds to close from the proceeds of the refinance on[REDACTED] in the amount of [REDACTED].	03/14/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10588			30093330			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	[REDACTED] Findings: Qualifying asset balance discrepancy.		Documentation was not found to support the secured borrower funds in the amount of [REDACTED] as shown on the [REDACTED] submission. Please provide acceptable documentation relative to the type of asset and evidence of the monthly payment, if applicable.				Reviewer Comment (2024-03-14): Final Closing Disclosure for Cash Out Refinance of Investment property received. Exception Cleared. Buyer Comment (2024-03-14): Please see the attached Note and CD, confirming the assets for funds to close from the proceeds of the refinance on[REDACTED] in the amount of [REDACTED].	03/14/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10588	30110008	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The [REDACTED]W-2 or a 2024 YTD paystub for the borrower's primary employment was not found. Per AUS, a YTD paystub and prior years W2 is required. Application date was [REDACTED]and the loan closed [REDACTED].	Reviewer Comment (2024-03-18): As per the explanation received in the below comment, exception cleared.

Buyer Comment (2024-03-15): Exception invalid. Documentation requirements are based on application date, per guidelines for this product, and paystub dates per guidelines are based on check date, not paid through date. Borrower paystub used is dated [REDACTED], with a pay period end date of[REDACTED]. This was the borrower's last paystub of [REDACTED]. Following paystub would be from January [REDACTED]and would show [REDACTED]YTD income, which is not needed per guidelines based on the application date of [REDACTED]. Per guidelines, check date must be no later than [REDACTED]days old at the time of application, and not more than [REDACTED]days old at the time of closing. Additionally, [REDACTED]  guidelines allow for the use of a year end paystub as a substitute for a W2 when the W2 is not available. The [REDACTED]W2 was not available at the time of application, and paystub provided IS the year-end paystub. Additionally, [REDACTED]W2 is not needed per guidelines. Please cancel exception, as this loan meets guidelines based on the documentation provided to [REDACTED].

Reviewer Comment (2024-03-15): Paystub provided is for a period ending [REDACTED], this can be used as year end paystub for [REDACTED]. File is missing [REDACTED]YTD paystub. Per AUS, a YTD paystub and prior years W2 is required. Please provide [REDACTED]W-2 or a [REDACTED]YTD paystub. Exception remains.

Buyer Comment (2024-03-14): Guidelines for this product allow a year end paystub to be used in lieu of a W2 when the W2 is not yet available at the time of application. Loan was underwritten to guidelines, and meets AUS documentation requirements. Please cancel exception.
																		03/18/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10599			30177367			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Diligence received a copy of the lender's Homeowner's Insurance Summary. Please provide an actual copy of the subject [REDACTED] Policy.				Reviewer Comment (2024-03-18): [REDACTED] Policy received. Exception Cleared. Buyer Comment (2024-03-18): Please see the attached [REDACTED] policy.	03/18/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10035			30085202			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-03-07): AVM provided to satisfy exception	03/07/2024			1	D	A	D	A	D	A	D	A	D	A		MA	Investment	Purchase		D	B	B	B	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10035			30085839			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Initial - Lender's is incomplete		The file was missing the initial 1003's for both co-borrowers. Please provide for review.				Buyer Comment (2024-03-08): Seller acknowledges exception, no change to grading. Reviewer Comment (2024-03-07): The only initial loan application found in the file is for the borrower. We are missing the [REDACTED]initial loan applications for the [REDACTED]co-borrower. Exception remains. Buyer Comment (2024-03-07): Please see pages[REDACTED]. 1003's present for all three borrowers. Please review.			03/08/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Investment	Purchase		D	B	B	B	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10038			30085784			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]						Reviewer Comment (2024-03-07): AVM provided	03/07/2024			1	D	A	D	A	D	A	D	A	D	A		LA	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10069			30085019			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		The file was missing the [REDACTED] valuation required for securitization purposes.				Reviewer Comment (2024-03-07): AVM provided	03/07/2024			1	D	A	D	A	D	A	D	A	D	A		WI	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10098			30091062			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date ___, Disbursement Date: ___	Hazard Insurance Policy effective date of [REDACTED]is after the subject closing date of [REDACTED]and disbursement date of [REDACTED].				Reviewer Comment (2024-03-08): Hazard Insurance Policy Effective Date of [REDACTED] is same as disbursement date. Exception cleared. Buyer Comment (2024-03-07): Effective date o [REDACTED] being the same date as the disbursment date of [REDACTED] meets guidelinse. Please review to clear this condition.	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10112			30087914			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]						Reviewer Comment (2024-03-07): AMV provided	03/07/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Investment	Purchase		D	D	A	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10112			30108571			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED]supports value. VendorFSD do not meet Fitch criteria.; Sec ID: [REDACTED]	Note Date: ___; Lien Position: ___	FSD Score is [REDACTED]				Buyer Comment (2024-03-08): Seller acknowledges exception, no change to grading.			03/08/2024	2		A		D		A		A		A		TX	Investment	Purchase		D	D	A	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10112			30661019			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-30): Waiving at clients request			05/30/2024	2		B		B		B		B		B		TX	Investment	Purchase		D	D	A	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10137			30090118			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing the insurance policy for this [REDACTED] property. Upon receipt of the missing insurance verification, additional conditions may apply.				Reviewer Comment (2024-03-08): Provided document verifies [REDACTED] had no insurance. Exception cleared Buyer Comment (2024-03-08): Please see email attached where the client attests there is no HOI on [REDACTED][REDACTED]	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10137			30090136			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]						Reviewer Comment (2024-03-07): AVM provided	03/07/2024			1	D	A	D	A	D	A	D	A	D	A		MD	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10137			30093423			Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		The lease on the leasehold property was not located in the file. Upon receipt, additional conditions may apply.				Reviewer Comment (2024-03-08): Land Lease document received. Exception Cleared Buyer Comment (2024-03-08): Please see attached	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10137			30093634			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Address associated to the borrower on [REDACTED] per the current paystub, asset report and the [REDACTED]and [REDACTED]W2's; however, this address was not disclosed at the time of application. Documentation as to the borrower's ownership in this property is required. Additional conditions may apply upon receipt of this documentation.				Reviewer Comment (2024-03-08): LN report provided verifying borrower is not the owner of the property on [REDACTED]. Exception cleared. Buyer Comment (2024-03-07): Please see the[REDACTED] report attached which confirms our client, [REDACTED], is not the owner[REDACTED]. It is currently owned by [REDACTED]	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10141			30167416			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final 1003 was missing [REDACTED] of the borrowers [REDACTED] properties and the [REDACTED] residence in the real estate schedule. Please provide an updated 1003 with all real estate included in section [REDACTED].				Reviewer Comment (2024-03-15): Provided 1003 including REO section. Exception cleared Buyer Comment (2024-03-15): Please see the attached corrected 1003.	03/15/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10141			30167503			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file contained the third party verification of the business which reflects good standing, however, it is not timestamped. Please provide supporting documentation that confirms when this was pulled. Internal documentation is sufficient.				Reviewer Comment (2024-03-15): Third party verification received with timestamped, therefore exception cleared. Buyer Comment (2024-03-15): Please see the attached screenshot confirming the self employment verification was received within [REDACTED]days of closing.	03/15/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10151			30167160			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender's documentation reflects the subject annual insurance premium for the subject property as [REDACTED]. Please provide documentation to verify the actual premium for the policy with Auto-Owner's for the subject property. It was noted that Schedule E indicates the homeowner's expense for [REDACTED] was [REDACTED].				Reviewer Comment (2024-03-26): Received the client's escrow account screenshot to verify the annual insurance premium is [REDACTED]. Buyer Comment (2024-03-25): Please see the attached screen shot from our LOS servicing file confirming the HOI premium of [REDACTED]annually	03/26/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10151	30167299	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete	Please provide revised final loan application including the investment property at[REDACTED]	Reviewer Comment (2024-03-28): Revised final loan application including the additional REO was provided. Exception cleared.

Buyer Comment (2024-03-27): Please see the attached for the updated 1003 and 1008 correcting the HOI payment

Reviewer Comment (2024-03-26): Final 1003 disclosed the monthly hazard insurance payment as [REDACTED]. The verified annual premium is [REDACTED][REDACTED] per month. The Lender Loan Information for the corrected 1003 still reflects [REDACTED] for the insurance payment. Please provide the corrected revised Lender Loan Information (page [REDACTED]) with the insurance payment disclosed as [REDACTED].

Reviewer Comment (2024-03-26): Exception re-opened for a correction to the hazard insurance payment.

Reviewer Comment (2024-03-15): Updated 1003 received. Exception Cleared.

Buyer Comment (2024-03-15): Please see the updated 1003.
																		03/28/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10151			30250366			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		Borrowers were qualified with a monthly hazard insurance payment of [REDACTED] and a DTI of [REDACTED]. The verified annual premium is [REDACTED] / [REDACTED] months = [REDACTED] per month which results in a DTI of [REDACTED]. A corrected 1008 is required.				Reviewer Comment (2024-03-28): Revised Loan Transmittal was provided . Variance is due to property taxes was is not a material issue. Exception cleared. Buyer Comment (2024-03-27): Please see the attached for the updated 1003 and 1008 correcting the HOI payment	03/28/2024			1		A		A		A		A		A		UT	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10162			30167154			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Document to confirm expense for [REDACTED] was not provided. It is unknown if subject is payment is escrowed. Payment history was not provided.				Reviewer Comment (2024-03-15): Provided Closing Disclosure reflects Tax and insurance is escrowed and HOA is also there on property. Exception Cleared. Buyer Comment (2024-03-15): Please review the response to the other exception where we provided documentation to support the liabilities for the [REDACTED] Buyer Comment (2024-03-15): Please see attached	03/15/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	A	B		N/A	No
[REDACTED]	RCKT2024INV10162			30169534			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 listed subject as borrowers current address. Primary residence for borrower has not be documented along with monthly housing expense.				Reviewer Comment (2024-03-19): Received closing disclosure for Primary residence confirming PITIA and HOA. Exception cleared. Buyer Comment (2024-03-18): Documentation supporting [REDACTED] residence liabilities has been provided, please use that to resolve this exception as well	03/19/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	A	B		N/A	No
[REDACTED]	RCKT2024INV10162			30199477			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting [REDACTED] valuation is missing.; Sec ID: [REDACTED]						Reviewer Comment (2024-03-20): AVM provided and supports value. Exception cleared. Buyer Comment (2024-03-20): AVM was ordered and shows in [REDACTED] portal as a trailing doc. Estimated value of [REDACTED]is more than [REDACTED][REDACTED] accepted	03/20/2024			1		A		A		A		A		A		NC	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	A	B		N/A	No
[REDACTED]	RCKT2024INV10162			30214535			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-29): Seller acknowledges the exception, no change to grading. Reviewer Comment (2024-05-29): Cleared in error. Exception re-opened. Reviewer Comment (2024-03-20): AVM obtained supports value.			05/29/2024	2		B		B		B		B		B		NC	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	A	B		N/A	No
[REDACTED]	RCKT2024INV10166			30091011			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-03-07): AVM provided	03/07/2024			1	D	A	D	A	D	A	D	A	D	A		AR	Investment	Purchase		D	D	A	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10166			30108584			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. AVM supports value. VendorFSD do not meet Fitch criteria.; Sec ID: [REDACTED]		FSD Score was .[REDACTED]				Reviewer Comment (2024-05-29): Returning exception to prior status with original waiver commentary: Seller acknowledges the exception, no change to grading. Reviewer Comment (2024-05-29): Re-open for CDA review. Buyer Comment (2024-03-08): Seller acknowledges the exception, no change to grading.			05/29/2024	2		A		D		A		A		A		AR	Investment	Purchase		D	D	A	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10166			30661026			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-30): Waiving at clients request			05/30/2024	2		B		B		B		B		B		AR	Investment	Purchase		D	D	A	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10189	30093574	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Reviewer Comment (2024-03-08): Evidence of the prior [REDACTED] residence being sold was provided via the final closing statement. Net equity is not lining up completely, however, it's the same title company the wire came from on the [REDACTED]account and is the only other REO listed anywhere in the file for the borrowers. Allowing the transfers with the supporting documentation provided. Exception cleared.

Buyer Comment (2024-03-07): Please see attached. The deposit on the [REDACTED] account is from [REDACTED] Title. Attached is confirmation from [REDACTED] the funds are directly from the sale of a property.
																		03/08/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10189	30093619	Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.	Reviewer Comment (2024-03-08): Evidence of the prior primary residence being sold was provided via the final closing statement. Net equity is not lining up completely, however, it's the same title company the wire came from on the [REDACTED]account and is the only other REO listed anywhere in the file for the borrowers. Allowing the transfers with the supporting documentation provided. Exception cleared.

Buyer Comment (2024-03-07): Please see attached. The deposit on the [REDACTED] account is from [REDACTED] Title. Attached is confirmation from [REDACTED] the funds are directly from the sale of a property.
																		03/08/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10189	30093620	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	[REDACTED] Findings: Qualifying asset balance discrepancy.	The file was missing the source of funds for the large deposit to the [REDACTED] account on [REDACTED] for [REDACTED]. Although this account wasn't used, it was provided to source the funds for the large deposits to the [REDACTED] account. It appears this deposit is from the sale or refi of real estate, however, diligence is unable to confirm the same. Please provide the final closing statement (or CD if a refi) for review. If not real estate related, please source accordingly.	Reviewer Comment (2024-03-08): Evidence of the prior [REDACTED] residence being sold was provided via the final closing statement. Net equity is not lining up completely, however, it's the same title company the wire came from on the [REDACTED]account and is the only other REO listed anywhere in the file for the borrowers. Allowing the transfers with the supporting documentation provided. Exception cleared.

Buyer Comment (2024-03-07): Please see attached. The deposit on the [REDACTED]account is from[REDACTED]. Attached is confirmation from [REDACTED] the funds are directly from the sale of a property.
																		03/08/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10191			30092490			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		The file was missing the [REDACTED] valuation required for securitization purposes.				Reviewer Comment (2024-03-07): AVM provided	03/07/2024			1	D	A	D	A	D	A	D	A	D	A		MD	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10193			30088313			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date ___, Disbursement Date: ___	The homeowner's insurance declarations page in the file verified an effective date after the closing date. Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.				Reviewer Comment (2024-03-07): As per final CD Disbursement date is [REDACTED] same as the hazard insurance policy effective date. Exception cleared Buyer Comment (2024-03-07): Please refer to page [REDACTED] Doc ID [REDACTED]for the final Closing Disclosure showing a disbursement date of [REDACTED]. HOI policy effective same day as disbursement meets guidelinesrequirements, please review.	03/07/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10241			30167599			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Please provide revised loan application including the [REDACTED]. In addition, the [REDACTED] payment in the amount of [REDACTED] should be included under the [REDACTED] residence as shown on the 1008.				Reviewer Comment (2024-03-15): Updated 1003 received. Exception Cleared. Buyer Comment (2024-03-15): See attached corrected 1003	03/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10249			30088297			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-03-07): AVM provided	03/07/2024			1	D	A	D	A	D	A	D	A	D	A		HI	Investment	Refinance - Cash-out - Other		D	A	A	A	C	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10249	30092319	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity In Occupancy - [REDACTED] Loans	Loan does not qualify for [REDACTED] Loans scope because the Final 1003 does not indicate that the property will be an [REDACTED] Property or the Final 1003 Declarations, Valuation or Occupancy Cerificate indicates the borrower intends to occupy the subject property.	The appraisal indicates the subject is owner-occupied on this [REDACTED] property refinance transaction.	Reviewer Comment (2024-03-11): Revised 1004 received showing the property is tenant occupied. Exception cleared.

Buyer Comment (2024-03-11): Please see attached appraisal addendum.

Reviewer Comment (2024-03-07): The initial exception comments indicated the reason was due to the appraisal indicating the subject was owner occupied on a refinance transaction.  A revised page [REDACTED]of the appraisal will be sufficient to clear this exception.

Buyer Comment (2024-03-07): Please re-review the final executed 1003 included with images sent. Section [REDACTED]reflects the subject property occupancy as Investment and section [REDACTED]say "No" for when asked "Will you Occupy the property as your primary residence". Please clear this exception as it is not valid
																		03/11/2024			1	C	A	C	A	C	A	C	A	C	A		HI	Investment	Refinance - Cash-out - Other		D	A	A	A	C	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10250			30160662			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance Verification for the Property [REDACTED]: is missing in loan file				Reviewer Comment (2024-03-15): As per provided document, Property is Free and Clear and does not have any Mortgagee information on it. Exception cleared. Buyer Comment (2024-03-15): [REDACTED] is a [REDACTED] property owned free and clear, dec page attached	03/15/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10250			30170242			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide supporting documentation for the exclusion of the property at [REDACTED] appearing on Schedule E and also on the[REDACTED] insurance policy reflecting current coverage exists.				Reviewer Comment (2024-03-18): Documentation provided evidencing the property is not in the borrower's name. Exception cleared. Buyer Comment (2024-03-15): [REDACTED] is the sole borrower on this loan. Please see the Lexis Nexis RES search attached which confirms[REDACTED] is owned by the Trust of [REDACTED]	03/18/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10260			30167046			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		CDA has been ordered				Reviewer Comment (2024-03-20): CDA has been provided. Exception cleared. Buyer Comment (2024-03-19): Please see the CDA on page [REDACTED] of the loan file.	03/20/2024			1	D	A	D	A	D	A	D	A	D	A		PA	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10279			30102690			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file was missing the [REDACTED]business tax return for[REDACTED]. AUS called for two-years business returns, all schedules, and based on Schedule E the income is declining, therefore does not meet the caveat to waive the business return requirement. Note - Loan is not salable without the 2nd year reviewed and considered and is subject to further exceptions if not provided. Income will also be further reviewed upon receipt. Please provide the [REDACTED]business return and K1.				Reviewer Comment (2024-03-11): Received [REDACTED]and K-1 for [REDACTED]. Updated the information and associated the document. Exception cleared. Buyer Comment (2024-03-08): Please see missing income documentation attached. Please note we updated the income calculation and qualifying amount remained the same	03/11/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10279			30102803			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file was missing the HELOC agreement for the terms of the secured funds that were the source of funds to close. Additionally, please confirm the calculation that was used to determine the monthly payment for this lien as documentation could not be located for the same in the file.				Reviewer Comment (2024-03-11): Evidence of how the client arrived at the monthly payment and the terms of the loan have been provided. Signed HELOC agreement was not provided, however, sufficient documentation is in the file to confirm the terms, balance, and repayment. Exception cleared. Buyer Comment (2024-03-08): Please see attached	03/11/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10290			30091005			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing the [REDACTED]for this property. Also, please confirm if additional evidence of HOA dues was obtained. The subject is in the same condominium as the rental property and HOA dues are much lower on this property per Property Hub report. Please confirm property expenses considered.				Reviewer Comment (2024-03-11): Received LOE confirming there is no HOI on [REDACTED]and HOA document. Updated the information and associated the document. Exception cleared. Buyer Comment (2024-03-08): Please see the attached LOE from the client confirming there is no HOI policy on the non-subject unit #[REDACTED]. Additionally, attached is evidence of the HOA dues.	03/11/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10300			30089465			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		The file was missing the [REDACTED] valuation required for securitization purposes.				Reviewer Comment (2024-03-08): AVM provided	03/08/2024			1	D	A	D	A	D	A	D	A	D	A		AR	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10310			30158767			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final 1003 did not reflect the borrower's primary residence in the REO schedule. Please provide a revised 1003 inclusive of all REO in section [REDACTED]for review.				Reviewer Comment (2024-03-15): Updated 1003 received. Exception Cleared. Buyer Comment (2024-03-15): Please see attached updated 1003	03/15/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10310			30158866			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file was missing the [REDACTED] YTD paystub and [REDACTED] W2 confirming the borrower's income no less than considered by the lender. Please provide the paystub and W2 or its equivalent for review. Income to be revised upon receipt of the missing documentation.				Reviewer Comment (2024-03-15): Income has been verified thrrough provided [REDACTED] WVOE. Exception Cleared. Buyer Comment (2024-03-15): Income was calculated using TWN WVOE. Please see attached.	03/15/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10321			30086869			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-03-08): AVM provided	03/08/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Investment	Refinance - Cash-out - Other		D	A	A	A	C	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10321			30093616			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity In Occupancy - [REDACTED] Loans	Loan does not qualify for [REDACTED] Loans scope because the Final 1003 does not indicate that the property will be an [REDACTED] Property or the Final 1003 Declarations, Valuation or Occupancy Cerificate indicates the borrower intends to occupy the subject property.	The subject investment property refinance is owner occupied per the appraisal.				Reviewer Comment (2024-03-14): Revised 1004 provided with tenant occupancy listed. Exception cleared. Buyer Comment (2024-03-13): please see attached	03/14/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Cash-out - Other		D	A	A	A	C	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10326			30091456			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing evidence of the HOI and HOA dues if applicable on this property. Additionally, please document the complete taxes as diligence only has the summer tax bill.				Reviewer Comment (2024-03-11): [REDACTED] property had no insurance and tax amount matches with final 1003. Exception cleared Buyer Comment (2024-03-11): Please see the attached email from the borrower confirming there is no HOI policy for any of the other rental properties.	03/11/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		D	D	C	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10326			30091460			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing evidence of the HOI and HOA dues if applicable on this property. Additionally, please document the complete taxes as diligence only has the winter tax bill.				Reviewer Comment (2024-03-11): [REDACTED] Investment property had no insurance and tax amount matches with final 1003. Exception cleared Buyer Comment (2024-03-11): Please see the attached email from the borrower confirming there is no HOI policy for any of the other rental properties. For tax verification, please be advised the winter taxes can be multiplied by [REDACTED]to account for each quarterly bill.	03/11/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		D	D	C	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10326			30091483			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]						Reviewer Comment (2024-03-08): AVM provided	03/08/2024			1	D	A	D	A	D	A	D	A	D	A		MI	Investment	Refinance - Cash-out - Other		D	D	C	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10326			30091547			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing evidence of the HOI and HOA dues if applicable on this property. Additionally, please document the complete taxes as diligence only has the winter tax bill.				Reviewer Comment (2024-03-11): [REDACTED] property had no insurance and tax amount matches with final 1003. Exception cleared Buyer Comment (2024-03-11): Please see the attached email from the borrower confirming there is no HOI policy for any of the other rental properties.	03/11/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		D	D	C	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10326			30105485			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file contained evidence that this property is land only, however, diligence doesn't have all the taxes. Only the [REDACTED]was present in the file. Please provide all taxes and evidence of HOA dues, if applicable.				Reviewer Comment (2024-03-11): [REDACTED] Investment property had no insurance and tax amount matches with final 1003. Exception cleared Buyer Comment (2024-03-11): For tax verification, please be advised the winter taxes can be multiplied by [REDACTED]to account for each quarterly bill.	03/11/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		D	D	C	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10326			30112262			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. AVM supports value. Vendor/FSD do not meet [REDACTED] criteria.; Sec ID: [REDACTED]		AVM has FSD score of [REDACTED]				Buyer Comment (2024-03-11): Seller acknowledges exception, no change to grading.			03/11/2024	2		A		D		A		A		A		MI	Investment	Refinance - Cash-out - Other		D	D	C	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10326			30661036			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value.[REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-30): Waiving at clients request			05/30/2024	2		B		B		B		B		B		MI	Investment	Refinance - Cash-out - Other		D	D	C	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10335			30086449			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-03-08): AVM provided	03/08/2024			1	D	A	D	A	D	A	D	A	D	A		RI	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10366			30085034			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-05-10): Received the AVM with an FSD of [REDACTED] which supports the STATED appraised value.	05/10/2024			1	D	A	B	A	D	A	C	A	D	A		OR	Investment	Refinance - Cash-out - Other		D	B	A	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV10366			30531345			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-29): Seller acknowledges the exception, no change to grading. Reviewer Comment (2024-05-29): Cleared in error. Exception re-opened. Reviewer Comment (2024-05-10): Received the AVM with an FSD of [REDACTED] which supports the STATED appraised value.			05/29/2024	2		B		B		B		B		B		OR	Investment	Refinance - Cash-out - Other		D	B	A	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV10406			30088616			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Subject negative cash flow was qualified at [REDACTED]but actual amount was [REDACTED]. Difference is due to monthly gross rent from 1007 of [REDACTED]less than amount stated on 1003. DTI exceeds 50.				Reviewer Comment (2024-03-08): Provided income worksheet,1003 and 1008 verifies income matches the DTI. exception cleared Buyer Comment (2024-03-08): The borrowr's pension can be fully grossed up as it is non taxed. Attached is the income calc, updated 1003 and 1008 correcting the rental income as well as income for pension.	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10406			30093842			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]						Reviewer Comment (2024-04-09): Received CDA (Secondary Valuation), updated the information and cleared exception. Buyer Comment (2024-04-08): Please review the trailing document from[REDACTED].	04/09/2024			1	D	A	D	A	D	A	D	A	D	A		GA	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10413			30090956			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		[REDACTED] returned a CU score of [REDACTED] . [REDACTED]Valuation is missing from the file.				Reviewer Comment (2024-03-08): AVM provided	03/08/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10413			30102683			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Please provide evidence of the date the internet search was performed for the borrower's self-employed to verify existence of the business within [REDACTED]calendar days of the note.				Reviewer Comment (2024-03-08): Third party verification document for business [REDACTED]in the file. Exception cleared Buyer Comment (2024-03-08): Third party proof of self employment is located in your loan file on page[REDACTED] from the [REDACTED].	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10419			30091104			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		[REDACTED] UCDP did not return a CU score. [REDACTED] Valuation required for securitization is missing from the file.				Reviewer Comment (2024-03-08): AVM provided	03/08/2024			1	D	A	D	A	D	A	D	A	D	A		WA	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10479			30086713			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The subject property is not reflected on the final loan application in Section [REDACTED]as required.				Reviewer Comment (2024-03-11): Received updated final 1003 reflecting subject property in Section [REDACTED]. Exception cleared. Buyer Comment (2024-03-08): Please see the attached for the updated 1003.	03/11/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10484			30094062			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-05-10): Received the AVM with an FSD of [REDACTED]which supports the stated appraised value.	05/10/2024			1	D	A	B	A	D	A	C	A	D	A		VA	Investment	Refinance - Rate/Term		D	B	A	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV10484			30531351			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-29): Seller acknowledges the exception, no change to grading. Reviewer Comment (2024-05-29): Cleared in error. Exception re-opened. Reviewer Comment (2024-05-10): Received the AVM with an FSD of [REDACTED]which supports the stated appraised value.			05/29/2024	2		B		B		B		B		B		VA	Investment	Refinance - Rate/Term		D	B	A	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV10494			30089391			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-03-08): Title Policy amount updated as per Title commitment document present in file. Exception Cleared. Buyer Comment (2024-03-08): Please see page [REDACTED] of the loan images for the Policy amount.	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10505			30160184			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Tax Verification is missing.				Reviewer Comment (2024-03-15): Updated Tax document received. Exception Cleared. Buyer Comment (2024-03-15): Please see attached, Tax bill for the property at [REDACTED]	03/15/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10505			30168702			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 lists subject ([REDACTED]) as borrowers mailing address. Current [REDACTED] address has not been document along with rental expense.				Reviewer Comment (2024-03-19): Received updated 1003 with borrower primary address. Exception cleared. Buyer Comment (2024-03-18): Please see attached. Updated 1003 with corrected [REDACTED] address information	03/19/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10505			30329924			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Final 1003 disclosed the PITIA payment for the borrower's second home as [REDACTED]which was obtained from the credit report only. The mortgage statement for this property was not provided to verify the payment includes escrows. Monthly real estate taxes of [REDACTED]and insurance payment of [REDACTED]have been added to the debts which increased the DTI to [REDACTED]. Because the DTI increase of [REDACTED] exceeds the LP DTI Tolerance of [REDACTED], resubmission to LP is required. Upon receipt of the resubmitted LP, additional conditions may apply.				Reviewer Comment (2024-04-11): Provided 1008 and AUS verified DTI ratio is [REDACTED]. Exception cleared Buyer Comment (2024-04-11): Please see attached, Updated 1003, 1008 and LPA findings with the higher DTI amount. Please review.	04/11/2024			1		A		A		A		A		A		NC	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10512			30092525			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing documentation of [REDACTED] payments for the borrower's [REDACTED] residence. Per the [REDACTED], one of the following is required: Direct verification from a management company or individual landlord, [REDACTED] months cancelled checks/equivalent payment source, [REDACTED] months bank statements reflecting a clear and consistent payment to an organization or individual, or a copy of a current fully executed lease agreement and [REDACTED] months cancelled checks/equivalent payment source. A signed Lease Agreement was provided, however, evidence of [REDACTED] months payments was not found to meet the minimum requirements.				Reviewer Comment (2024-03-11): Received document confirming VOR is not required as per [REDACTED] overlaysguidelines. Exception cleared. Buyer Comment (2024-03-08): See attached VOR response	03/11/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10512			30092534			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file is missing the fully executed closing disclosure on this new purchase to confirm monthly PITIA.				Reviewer Comment (2024-03-11): The final CD was provided confirming PITIA of this property. Exception cleared. Reviewer Comment (2024-03-11): Provided closing disclosure from recent [REDACTED] purchase shows P&I [REDACTED]and taxes, insurance & assessments [REDACTED]). As per final 1003 in file monthly mortgage payments are [REDACTED]. Please provide updated 1003 to reflect monthly mortgage payment as [REDACTED]. Buyer Comment (2024-03-08): See attached CD from recent investment purchase.	03/11/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10544			30091908			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]						Reviewer Comment (2024-03-08): AVM provided	03/08/2024			1	D	A	D	A	D	A	D	A	D	A		IL	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10559			30166606			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity In Occupancy - Investment Loans	Loan does not qualify for Investment Loans scope because the Final 1003 does not indicate that the property will be an Investment Property or the Final 1003 Declarations, Valuation or Occupancy Cerificate indicates the borrower intends to occupy the subject property.	The initial and final loan applications, appraisal and credit documentation reflect the borrower's are currently occupying the subject as their primary residence. In addition, the mailing address certification signed by the borrower also indicates the subject as their current mailing address.				Reviewer Comment (2024-03-20): CD provided evidencing borrower just took out a new [REDACTED] residence which closed after the subject loan. Cash out from the subject was used to purchase the new [REDACTED]. Exception cleared. Buyer Comment (2024-03-19): The occupancy is [REDACTED] property as they took cash out to buy a new [REDACTED]. See attached CD and occupancy cert for the new loan/[REDACTED].	03/20/2024			1	C	A	C	A	C	A	C	A	C	A		MS	Investment	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10564			30089944			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		[REDACTED] Valuation is missing from the file.				Reviewer Comment (2024-03-08): AMV provided	03/08/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10564			30104412			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Deposit not provided		VOD provided does not appear to be completed by financial institution and was not signed by representative of the financial institution.				Reviewer Comment (2024-03-11): As per below comment VOD is obtained from electronic data pull and signature is not required. Exception cleared. Buyer Comment (2024-03-08): The VOD was obtained via an electronic data pull in which case the signature is not required.	03/11/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10582	30103895	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete	Please provide revised final loan application including the following [REDACTED] not included in the REO section: [REDACTED].	Reviewer Comment (2024-03-13): Provided 1003 including all REO properties. Exception cleared

Buyer Comment (2024-03-13): See attached 1003

Reviewer Comment (2024-03-13): Received revised loan application.  The following properties were still not reflected[REDACTED] and [REDACTED][REDACTED] were reflected on Schedule E and documentation was provided in the file supporting they were still owned as well as documentation to verify property expenses.  [REDACTED]properties were submitted to DU in qualifying.  If these two were sold, please provide evidence.  In addition, please provide the documentation to verify PITIA for the additional [REDACTED]other properties submitted to DU.

Reviewer Comment (2024-03-08): The loan application was not received.  Please upload.  In addition, Schedule E indicates the borrower owns [REDACTED]  The Property Hub provided was for [REDACTED].  The AUS indicates [REDACTED] investment properties (not counting the subject) were submitted.  If documentation is provided evidencing borrower no longer owns [REDACTED], please provide the address and documentation to verify PITIA for the additional property to equate to the [REDACTED]properties submitted to AUS.

Buyer Comment (2024-03-08): See attached corrected 1003 showing the [REDACTED] properties.  Previously submitted proof borrower no longer owns [REDACTED].
																		03/13/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10582	30103977	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Documentation is required to verify the remaining [REDACTED]properties reflected under Tax ID[REDACTED] are not owned by the co-borrower. The Real Property Documents for these properties as well as the tax bills, indicate she does own them. The deed for that tax ID dated in [REDACTED], is not sufficient evidence of ownership as the current documents provided indicate she is the owner. Please provide current documentation from the county or another acceptable source.	Reviewer Comment (2024-03-13): Received [REDACTED] and [REDACTED] verifying the properties tied to the Tax ID as well as evidence the [REDACTED] property is not owned by the borrower. Exception cleared.

Buyer Comment (2024-03-12): Per the [REDACTED]reports, all addresses are to the same parcel number.  Attached is the Quit Claim Deed showing the parcel sold, [REDACTED] screenshots that show the locations of the homes on the one parcel and the county mapping for the parcel ID.  [REDACTED] is the [REDACTED] property on the parcel.

Reviewer Comment (2024-03-08): Property Hub provided was for[REDACTED] indicating it was owned by [REDACTED].  The LexisNexis reports and tax roll documents in file indicate [REDACTED] as well as[REDACTED] are all in the name of the borrower.  All of these properties in addition to the borrower owned [REDACTED]as shown on Schedule E, share the same Tax ID. Need documentation to show the other [REDACTED]properties are not owned by the borrower.

Buyer Comment (2024-03-08): See attached property report showing the property is owned by [REDACTED]
																		03/13/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10591			30096748			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Documentation not found to verify the terms of withdrawal allowed for the borrower's retirement account as required per the [REDACTED] in order to utilize for reserve requirements.				Reviewer Comment (2024-03-07): Client supplied internal guidelines indicating terms not required. Verified online borrower's withdrawals are not only allowed in connection with the borrower's employment termination, retirement or death. Exception cleared. Buyer Comment (2024-03-07): Please see attached, Internal guidelines confirming terms of withdrawal on not required on [REDACTED] accounts.	03/07/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10595			30089938			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		Secondary Valuation is missing from the file.				Reviewer Comment (2024-03-08): AVM provided	03/08/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Investment	Refinance - Cash-out - Other		D	D	C	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10595			30104790			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	RE Taxes were not documented for the [REDACTED] properties				Reviewer Comment (2024-03-11): Updated monthly tax amounts as per tax certificate in file for [REDACTED], Address: [REDACTED]. Exception cleared. Buyer Comment (2024-03-08): The Tax statements for these properties are in your loan file on pages[REDACTED]	03/11/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		D	D	C	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10595			30112907			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. AVM supports value. VendorFSD do not meet Fitch criteria.; Sec ID: [REDACTED]	Note Date: ___; Lien Position: ___	FSD score is .[REDACTED]				Buyer Comment (2024-03-08): Seller acknowledges the exception, no change to grading.			03/08/2024	2		A		D		A		A		A		NC	Investment	Refinance - Cash-out - Other		D	D	C	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10595			30661040			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-30): Waiving at clients request			05/30/2024	2		B		B		B		B		B		NC	Investment	Refinance - Cash-out - Other		D	D	C	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV10629			30089869			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]						Reviewer Comment (2024-03-08): AVM Provided	03/08/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Investment	Refinance - Rate/Term		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10644			30088388			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Copy of the final signed Closing Disclosure from the sale of the property at [REDACTED] to support net proceeds of [REDACTED]was not found in file. This results in funds to close not being verified.				Reviewer Comment (2024-03-08): Received executed Settlement Statement from the sale of REO. Exception cleared. Buyer Comment (2024-03-07): Please see attached settlement statement for the sale of this property.	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		WV	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10644			30088457			Credit	Asset	Asset Calculation / Analysis	Asset	[REDACTED] Findings: Available for Reserves discrepancy.		Copy of the final signed Closing Disclosure from the sale of the property at [REDACTED] to support net proceeds of [REDACTED] was not found in file. This results in reserves not being verified.				Reviewer Comment (2024-03-08): Received executed Settlement Statement from the sale of REO. Exception cleared. Buyer Comment (2024-03-07): Please see attached settlement statement for the sale of this property.	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		WV	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10644			30088458			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.		Copy of the final signed Closing Disclosure from the sale of the property at[REDACTED] to support net proceeds of [REDACTED]was not found in file.				Reviewer Comment (2024-03-08): Received executed Settlement Statement from the sale of REO. Exception cleared. Buyer Comment (2024-03-07): Please see attached settlement statement for the sale of this property.	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		WV	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10644			30092900			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		Copy of the final signed Closing Disclosure from the sale of the property at [REDACTED]to support net proceeds of [REDACTED] was not found in file to support sufficient funds to close and reserves.				Reviewer Comment (2024-03-08): Received executed Settlement Statement from the sale of REO. Exception cleared. Buyer Comment (2024-03-07): Please see attached settlement statement for the sale of this property.	03/08/2024			1	C	A	C	A	C	A	C	A	C	A		WV	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10672			30090183			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]						Reviewer Comment (2024-03-08): AVM Provided	03/08/2024			1	D	A	D	A	D	A	D	A	D	A		MI	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10702			30095493			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Either the borrower's [REDACTED] W2 or a [REDACTED] YTD paystub is required as specifically required for per [REDACTED] requirements.				Reviewer Comment (2024-03-13): Provided Third Part Verification of Employment document including [REDACTED] base and [REDACTED] income . Exception Cleared. Buyer Comment (2024-03-13): Please see attached confirmation of the [REDACTED]W2 earnings.	03/13/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10732			30091596			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		[REDACTED] UCDP returned a CU score of [REDACTED]. Secondary Valuation required for securitization is missing from the file.				Reviewer Comment (2024-03-08): AVM Provided.	03/08/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10739			30092451			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The Homeowner's Insurance policy is missing for the additional REO. Please provide the policy or evidence borrower's do not carry insurance on this property.				Reviewer Comment (2024-03-07): HOI for property provided. Exception cleared. Buyer Comment (2024-03-07): See attached HOI for [REDACTED]	03/07/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10783	30093039	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity In Occupancy - [REDACTED] Loans	Loan does not qualify for [REDACTED] Loans scope because the Final 1003 does not indicate that the property will be an [REDACTED] Property or the Final 1003 Declarations, Valuation or Occupancy Cerificate indicates the borrower intends to occupy the subject property.	The appraisal indicates the subject is owner occupied on this [REDACTED] property.	Reviewer Comment (2024-03-13): Received appraisal correcting current occupancy of the subject to tenant. Exception cleared.

Buyer Comment (2024-03-12): please see attached

Reviewer Comment (2024-03-11): This exception cannot be cleared without a revised appraisal correcting the occupancy type as it could potentially have high-cost testing ramifications. Exception remains.

Buyer Comment (2024-03-07): Please re-review the final 1003. Section [REDACTED]for the subject property shows occupancy as Investment and section [REDACTED]says "No" when asked "Will you occupy the property as your primary residence". Please clear this exception as it is not valid
																		03/13/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Investment	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10819			30090979			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The borrower's primary residence is not reflected in the REO section of the final loan application.				Reviewer Comment (2024-03-07): Corrected loan application provided adding primary residence to REO section. Exception cleared. Buyer Comment (2024-03-07): Please see the corrected 1003.	03/07/2024			1	C	A	C	A	C	A	C	A	C	A		WV	Investment	Refinance - Cash-out - Other		D	B	C	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV10819			30091004			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; [REDACTED]		DU approved the subject loan with an appraisal waiver. File is missing the Secondary Valuation required for securitization.				Reviewer Comment (2024-05-29): AVM received and supports value. Reviewer Comment (2024-05-10): AVM returned an FSD score of [REDACTED], which exceeds the Fitch requirement of [REDACTED]or less for an LTV equal or less than [REDACTED]. A desk review is required Reviewer Comment (2024-05-10): Cleared in error. Reviewer Comment (2024-05-10): AVM document received. Exception Cleared. Buyer Comment (2024-05-09): The AVM was received in Doc Acuity on [REDACTED]. Kindly review and clear the exception.	05/29/2024			1	D	A	B	A	D	A	C	A	D	A		WV	Investment	Refinance - Cash-out - Other		D	B	C	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV10819			30529992			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. AVM supports value. ; [REDACTED]	Note Date: ___; Lien Position: ___	AVM returned an FSD score of [REDACTED], which exceeds the Fitch requirement of [REDACTED]or less for an LTV equal or less than [REDACTED]. A desk review is required				Reviewer Comment (2024-05-16): BPO cannot be completed in the state of West Virginia. BPO has been cancelled.				2		B		B		B		B		B		WV	Investment	Refinance - Cash-out - Other		D	B	C	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV11010			30167773			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; Sec ID: [REDACTED]						Reviewer Comment (2024-03-20): [REDACTED] Valuation (AVM) received. Exception Cleared. Buyer Comment (2024-03-20): The secondary valuation (AVM) has been uploaded to your loan file on page [REDACTED]. This valuation supports the noted value, please review to clear.	03/20/2024			1	D	A	B	A	D	A	C	A	D	A		VA	Investment	Refinance - Cash-out - Other		D	B	A	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV11010			30206492			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Buyer Comment (2024-03-21): Seller acknowledges the exception, no change to grading			03/21/2024	2		B		B		B		B		B		VA	Investment	Refinance - Cash-out - Other		D	B	A	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV10632			30648137			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-29): Seller acknowledges the exception, no change to grading.			05/29/2024	2		B		B		B		B		B		FL	Second Home	Purchase		A	B	A	A	A	A	A	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10728			30197159			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard insurance amount of [REDACTED] is not enough to cover the loan amount of [REDACTED] Insurance policy does not contain the replacement cost verbiage and file is missing the insurance company replacement cost estimator to verify that the amount of coverage is sufficient.				Reviewer Comment (2024-03-25): Policy indicates replacement cost as loss settlement. Exception cleared. Buyer Comment (2024-03-21): See attached showing replacement cost is included on page [REDACTED]	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11012			30648309			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-29): Seller acknowledges the exception, no change to grading.			05/29/2024	2		B		B		B		B		B		FL	Second Home	Purchase		A	B	A	A	A	A	A	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10271			30203949			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule ([REDACTED]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Appraisal was delivered to borrower on [REDACTED] but effective date was [REDACTED]				Buyer Comment (2024-03-21): Seller accepts. No change to grading.			03/21/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
[REDACTED]	RCKT2024INV10333			30203956			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing the real estate tax verification and insurance policy for this investment property. Additionally any mortgage expenses and history has on this property has not been documented Upon receipt of the missing property expense verifications, additional conditions may apply.				Reviewer Comment (2024-03-25): Received mortgage statement. Exception cleared. Buyer Comment (2024-03-22): Please see the attached mortgage coupon. The payment at the time of origination was estimated higher than the actual non subject payment as the loan had not yet closed and pitia hadn't been finalized at the time of subject loan origination.	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10558	30200334	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date ___, Disbursement Date: ___	Hazard Insurance Policy effective date of [REDACTED] is after the subject closing date of[REDACTED] and disbursement date of [REDACTED].	Reviewer Comment (2024-03-27): HOI was effective at time of disbursement on wet closing state, Client guides state this is acceptable. Exception cleared.

Buyer Comment (2024-03-26): Regardless of wet or dry, our guidelines only require the insurance to be effective as of the disbursment date. Please review to clear this condition.

Reviewer Comment (2024-03-25): The hazard insurance effective date of [REDACTED] is after the loan closed on [REDACTED]for the subject property located in the [REDACTED]. A corrected insurance policy with an effective date of [REDACTED], or documentation from the insurer verifying no property damage claim was filed between closing and the effective date is required. Exception remains.

Buyer Comment (2024-03-22): Per the final signed and dated CD the disbursement date for this loan is [REDACTED] which matches the policy effective date and meets guidelines, please review to clear.
																		03/27/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10714			30198190			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing the insurance policy for this property. Upon receipt of the missing property expense verifications, additional conditions may apply.				Reviewer Comment (2024-03-22): Provided Insurance document , Exception Cleared. Buyer Comment (2024-03-22): Please see the attached HOI policy.	03/22/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10447			30206781			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage ([REDACTED]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Subject loan was originated under the Higher Priced QM (APOR) designation however, based on fees testing the subject loan has tested as Safe Harbor QM (APOR).				Reviewer Comment (2024-03-25): Undiscounted price determination worksheet verified [REDACTED] in points are eligible to be excluded from points and fees, which meets the industry standard of [REDACTED].	03/25/2024			1	B	A	C	A	B	A	C	A	B	A		NJ	Second Home	Purchase	Lender to provide updated ATR/QM status	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10447			30206796			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [REDACTED]	Qualified Mortgage ([REDACTED]): Points and Fees on subject loan of [REDACTED] is in excess of the allowable maximum of [REDACTED] of the Federal Total Loan Amount. Points and Fees total [REDACTED]on a Federal Total Loan Amount of [REDACTED] vs. an allowable total of [REDACTED] (an overage of [REDACTED] or .[REDACTED]).					Reviewer Comment (2024-03-25): Undiscounted price determination worksheet verified [REDACTED] in points are eligible to be excluded from points and fees, which meets the industry standard of [REDACTED].	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10447			30206826			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		[REDACTED] returned a CU score of [REDACTED]Secondary Valuation is missing from the file.				Reviewer Comment (2024-03-25): Received the desk review which supports the appraisal value.	03/25/2024			1	D	A	D	A	D	A	D	A	D	A		NJ	Second Home	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10447			30242059			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Final Closing Disclosure page[REDACTED] disclosed escrow fo[REDACTED] under "Other" instead of under the Homeowners Insurance section.				Buyer Comment (2024-03-29): Seller acknowledges the exception, no change to grading.			03/29/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Second Home	Purchase	Good Faith Redisclosure	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10469			30648375			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-29): Seller acknowledges the exception, no change to grading.			05/29/2024	2		B		B		B		B		B		FL	Second Home	Purchase		A	B	A	A	A	A	A	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10734			30205240			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance amount of [REDACTED]is not enough to cover the loan amount of [REDACTED]and the estimated cost to build new was not provided on the appraisal. Insurance policy does not contain the replacement cost verbiage and file is missing the insurance company replacement cost estimator to verify that the amount of coverage is sufficient.				Reviewer Comment (2024-03-27): Replacement cost Estimator received. Exception Cleared. Buyer Comment (2024-03-27): Please see attached RCE confirming sufficient coverage. Dec page is rounded to the nearest dollar.	03/27/2024			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10734			30205475			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified assets of [REDACTED] are insufficient to cover the funds needed for closing of [REDACTED]. Shortage is due to file is missing the executed Final Settlement Statement or Final CD to verify the borrowers residence was sold prior to the subject loan closing and to verify the final net proceeds. Upon receipt of the missing executed Final Settlement Statement or Final CD, additional conditions may apply.				Reviewer Comment (2024-03-25): Closing Statement received reflecting amount of [REDACTED] received from Property sold covers Cash to Close requirement from Borrower. Exception Cleared. Buyer Comment (2024-03-25): Please see attached settlement statement for this home.	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10734			30205548			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		Verified assets of [REDACTED]insufficient to cover the funds needed for closing of [REDACTED]. Shortage is due to file is missing the executed Final Settlement Statement or Final CD to verify the borrowers residence was sold prior to the subject loan closing and to verify the final net proceeds. Upon receipt of the missing executed Final Settlement Statement or Final CD, additional conditions may apply.				Reviewer Comment (2024-03-25): Closing Statement received reflecting amount of [REDACTED]received from Property sold covers reserve requirement. Exception Cleared. Buyer Comment (2024-03-25): Please see attached settlement statement for this home.	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10734			30205549			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	[REDACTED] Findings: Qualifying asset balance discrepancy.		Verified assets of [REDACTED] are insufficient to cover the funds needed for closing of [REDACTED]. Shortage is due to file is missing the executed Final Settlement Statement or Final CD to verify the borrowers residence was sold prior to the subject loan closing and to verify the final net proceeds. Upon receipt of the missing executed Final Settlement Statement or Final CD, additional conditions may apply.				Reviewer Comment (2024-03-25): Closing Statement received reflecting amount of [REDACTED] received from Property sold. Exception Cleared. Buyer Comment (2024-03-25): Please see attached settlement statement for this home.	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10734			30205638			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	File is missing the insurance policy for this investment property. Upon receipt of the missing property expense verifications, additional conditions may apply.				Reviewer Comment (2024-03-25): As per provided below confirmation, Property is Free and clear and does not required insurance on it. Exception Cleared. Buyer Comment (2024-03-25): This property is free and clear. No HOI is needed.	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10734			30221018			Credit	Missing Document	General	Missing Document	Missing Document: HUDCD (Asset) not provided		File is missing the executed Final Settlement Statement or Final CD to verify REO was sold prior to the subject loan closing and to verify the final net proceeds. Upon receipt of the missing executed Final Settlement Statement or Final CD, additional conditions may apply.				Reviewer Comment (2024-03-25): Closing Statement received reflecting amount of [REDACTED]. Exception Cleared. Buyer Comment (2024-03-25): Please see attached settlement statement for this home.	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10832			30204650			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: [REDACTED] Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [REDACTED] is less than amount of binding Lender Credit previously disclosed in the amount of [REDACTED].	Binding Closing Disclosure dated [REDACTED] disclosed a Lender Credit in the amount of [REDACTED] which decreased to [REDACTED] on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the decrease of [REDACTED] was not provided.				Reviewer Comment (2024-04-11): [REDACTED] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2024-04-10): See attached client package, cure check and proof of delivery and review to clear condition. Reviewer Comment (2024-04-01): No changed circumstance was located in the loan file for the change in lender credit. No [REDACTED]CD was located in the loan file. Buyer Comment (2024-03-29): The lender credit was removed when the recording fee fell from [REDACTED].		04/11/2024		2	C	B	C	B	C	B	C	B	C	B		AR	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10883	30205913	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date ___, Disbursement Date: ___	Hazard Insurance Policy effective date of [REDACTED] is after the subject closing date of [REDACTED] and disbursement date of [REDACTED]. File is missing the prior insurance policy to verify continuous coverage.	Reviewer Comment (2024-03-27): Per client's internal guides, HOI policy must start prior to disbursement date

Buyer Comment (2024-03-26): Please see the attached [REDACTED] internal guidelines that allow for the HOI policy to be effective the same as disbursement regardless of wet or dry funding state. Please escalate to compliance if necessary as these conditions have been cleared with our internal guidelines in the past, refer to [REDACTED].

Reviewer Comment (2024-03-25): The subject property is located in [REDACTED] which is a wet funding state. Insurance is required to be in place at the time of the loan closing, not disbursement. A revised insurance policy with the effective date corrected to  [REDACTED], or documentation from the insurer to verify no property damage claim was filed between closing and disbursement.

Buyer Comment (2024-03-22): Please re-review the exception and final Closing Disclosure, the disbursement date was [REDACTED]which matches the effective date of the HOI policy and is allowable per guidelines.
																		03/27/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10883			30205924			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		[REDACTED] UCDP returned a CU score of [REDACTED]. Secondary Valuation required for securitization is missing from the file.				Reviewer Comment (2024-03-25): Received the desk review which supports the appraisal value.	03/25/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11097			30217002			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]						Reviewer Comment (2024-03-25): Received the desk review which supports the appraisal value.	03/25/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11097	30217003	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy effective date of [REDACTED]is after the subject closing date of [REDACTED]for the subject property located in the [REDACTED].	Reviewer Comment (2024-03-29): Provided HOI policy effective date is [REDACTED] before the note date [REDACTED]. Exception cleared

Buyer Comment (2024-03-29): See attached HOI

Reviewer Comment (2024-03-29): Apologies as the second [REDACTED] comments indicated we were needing a HOI policy with effective date of [REDACTED] when it should have read [REDACTED] which was the date of closing.  We still need a policy in effect at the time of the [REDACTED] closing date or evidence the lender's guidelines allow for the effective date to be acceptable at the time of disbursement since [REDACTED] is a wet state.

Buyer Comment (2024-03-27): See policy with effective date of [REDACTED]

Reviewer Comment (2024-03-26): The hazard insurance effective date of [REDACTED] is after the loan closed on [REDACTED] for the subject property located in the Wet State of [REDACTED]. A corrected insurance policy with an effective date of [REDACTED], or documentation from the insurer verifying no property damage claim was filed between closing and the effective date is required. Exception remains.

Buyer Comment (2024-03-25): The disbursement date of [REDACTED]matches the effective date of the HOI of [REDACTED].  Please review to clear condition.
																		03/29/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11097	30227757	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Please provide evidence of the [REDACTED]distribution to the borrower in fiscal year end [REDACTED]to support the employer letter of explanation.	Reviewer Comment (2024-03-29): Signed and dated LOE from the employer verifies the borrower received a distribution in the amount of [REDACTED]. Clients rebuttal indicates guidelines allow this level of documentation. Exception cleared.

Buyer Comment (2024-03-27): Guidelines for this product state that when a borrower is a part of a newly established partnership, the client's regular compensation can be used to qualify when evidenced by the client's partnership agreement or a signed and dated letter from the employer on letterhead with the terms of the new partnership, and documentation supporting current YTD income, such as bank statements from the employer. Documentation provided in loan file meets this requirement, as there is documentation in file to support the borrower's newly established partnership, which also outlines their distributions, as well as bank statements showing deposits from the employer, which meets guidelines for this product.
																		03/29/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11114			30206755			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		File is missing the [REDACTED] Valuation required for securitization.				Reviewer Comment (2024-03-25): Received the desk review which supports the appraisal value.	03/25/2024			1	D	A	D	A	D	A	D	A	D	A		TN	Second Home	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11114			30226254			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Supporting documentation for additional [REDACTED]monthly property expenses used to qualify for the borrower's primary residence.				Reviewer Comment (2024-04-01): Documentation provided to verify HOA Dues are in fact [REDACTED]a month. Revised 1003 and 1008 provided reflected the corrected amount. Exception cleared. Buyer Comment (2024-03-29): Please see the attached for the updated 1008, 1003 and proof of correct HOA dues.	04/01/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10265			30197808			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 is incomplete due to [REDACTED]was not disclosed in the Final 1003 REO section				Reviewer Comment (2024-03-22): Provided updated 1003 document, Exception Cleared Buyer Comment (2024-03-22): Please see attached updated 1003.	03/22/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10265			30198191			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]						Reviewer Comment (2024-03-25): Received the desk review which supports the appraisal value.	03/25/2024			1	D	A	D	A	D	A	D	A	D	A		NJ	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10265			30198238			Credit	Asset	Asset Calculation / Analysis	Asset	[REDACTED] Findings: Available for Reserves discrepancy.		Verified assets of [REDACTED] are insufficient to cover the funds needed for closing of [REDACTED] Shortage is due checking having [REDACTED] versus [REDACTED] submitted to [REDACTED]				Reviewer Comment (2024-03-25): As per below clarification and verified through document, required Reserve requirement of [REDACTED]has been met. Exception Cleared. Buyer Comment (2024-03-22): Please refer to page [REDACTED] DOC ID 0031 the total available balance is [REDACTED] as of [REDACTED].	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10342			30197551			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		Secondary Valuation is missing from the file.				Reviewer Comment (2024-03-25): Received the desk review which supports the appraisal value.	03/25/2024			1	D	A	D	A	D	A	D	A	D	A		CT	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10695			30200703			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	REO Documents are marked missing for the property [REDACTED], insurance and tax verification required.				Reviewer Comment (2024-04-01): Received HOI policy. Exception cleared. Buyer Comment (2024-03-29): Please see attached HOI policy declarations for non-subject property. Reviewer Comment (2024-03-25): Provided tax certificate verified tax amount for property, however referenced Insurace document does not have Property address referenced on the document. Exception remains. Buyer Comment (2024-03-25): Please see tax cert, attached. HOI for this property is located on page [REDACTED]of loan file.	04/01/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10743			30200240			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		Second appraisal is missing in the file				Reviewer Comment (2024-03-25): Received the desk review which supports the appraisal value.	03/25/2024			1	D	A	D	A	D	A	D	A	D	A		WA	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10831			30200220			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance amount of [REDACTED]is not enough to cover the loan amount of [REDACTED],.00 and the estimated cost to build new was not provided on the appraisal. Insurance policy does not contain the replacement cost verbiage and file is missing the insurance company replacement cost estimator to verify that the amount of coverage is sufficient.				Reviewer Comment (2024-03-25): Provided document reflects endorsement includes Replacement cost of Dwelling. Exception Cleared. Buyer Comment (2024-03-25): Please see the attached HOI policy confirming there is the replacement cost dwelling endorsement included in this policy, dwelling covers cost to rebuild.	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Rate/Term		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10831			30200723			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]						Reviewer Comment (2024-05-08): CDA provided and supports value. Exception cleared.	05/08/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Investment	Refinance - Rate/Term		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10846			30220693			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Required Proof of Ownership to support Schedule E loss.				Reviewer Comment (2024-03-26): Received Property History Report verifying the property was sold. Exception cleared. Buyer Comment (2024-03-25): please see attached which confirms the property was sold	03/26/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10880			30198473			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]						Reviewer Comment (2024-03-25): Received the desk review which supports the appraisal value. Buyer Comment (2024-03-25): Please see the trailing document uploaded on [REDACTED].	03/25/2024			1	D	A	D	A	D	A	D	A	D	A		IN	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10931			30197294			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; Sec ID: [REDACTED]		[REDACTED] returned a CU score of [REDACTED]Secondary Valuation is missing from the file.				Reviewer Comment (2024-03-25): Provided AVM document reflects Value of [REDACTED]. Exception Cleared. Buyer Comment (2024-03-25): Please review the trailing document on [REDACTED]	03/25/2024			1	D	A	B	A	D	A	C	A	D	A		NY	Investment	Refinance - Rate/Term		D	B	C	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV10931	30197303	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard insurance amount of [REDACTED] is not enough to cover the loan amount of [REDACTED] or appraisal replacement cost of [REDACTED]. Insurance policy does not contain the replacement cost verbiage and file is missing the insurance company replacement cost estimator to verify that the amount of coverage is sufficient.	Reviewer Comment (2024-04-11): Email from agent confirms coverage is sufficient to cover replacement cost. Exception is cleared.

Buyer Comment (2024-04-11): Please see attached confirmation from the agent that the policy is insured to replacement cost, correct policy number is noted in this e-mail.

Reviewer Comment (2024-04-10): Received a prior insurance policy for the subject property dated [REDACTED] with no expiration date. This expired policy has a policy number of [REDACTED] which does not match the policy number on the [REDACTED] homeowner's insurance summary of [REDACTED]. Please provide the insurance policy for [REDACTED] to verify it contains the [REDACTED] endorsement (Dwelling Property 3 - Special Form).

Buyer Comment (2024-04-10): Please see the attached original HOI policy written through [REDACTED] indicating the policy has the [REDACTED]Dwelling Property [REDACTED]- Special Form endorsement. Also attached is a evidence from the insurance provider that these policies are written to replacement cost.

Reviewer Comment (2024-04-03): The guidelines below were taken directly from the [REDACTED]  selling guide. The only evidence of insurance diligence has is the lender's worksheet. It's possible the actual policy would contain the information to confirm the dwelling coverage is based on replacement cost, but without the policy or a [REDACTED], we cannot determine this. Please provide additional documentation to support coverage.

Buyer Comment (2024-04-02): Please be advised, this loan closed with a PIW and an estimated value, as the dwelling coverage covers the loan amount the coverage can be considered sufficient.

Reviewer Comment (2024-03-27): Please disregard the original commentary. This is an agency loan and insurance is required to be the lesser of [REDACTED] of the replacement cost value of improvements (per [REDACTED] or policy confirming replacement cost) or the unpaid principal balance assuming it's no less than [REDACTED] of the value of improvements. There was no appraisal on this loan, so [REDACTED] was used to calculate the insurance requirement. [REDACTED] * [REDACTED] = [REDACTED]. Coverage amount of [REDACTED]is insufficient to meet the required minimum insurance coverage by [REDACTED]. Please provide verification of a policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.

Buyer Comment (2024-03-26): The exception comments are the same as the initial exception which is inaccurate. Dwelling coverage of [REDACTED]is greater than loan amount of [REDACTED]

Reviewer Comment (2024-03-25): Hazard insurance amount of [REDACTED]is not enough to cover the loan amount of [REDACTED]and the estimated cost to build new was not provided on the appraisal. Insurance policy does not contain the replacement cost verbiage and file is missing the insurance company replacement cost estimator to verify that the amount of coverage is sufficient.  Exception Remains.

Buyer Comment (2024-03-25): Please re-review the exception and exception comments, loan amount of [REDACTED] is covered b dwelling of [REDACTED].
																		04/11/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Refinance - Rate/Term		D	B	C	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV10931			30197310			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing the insurance policy for this investment property. Upon receipt of the missing property expense verifications, additional conditions may apply.				Reviewer Comment (2024-03-25): As per confirmation provided, Property is Vacant Land and does not require Insurance on it. Exception Cleared. Buyer Comment (2024-03-25): Please see attached internal guidelines, HOI is not required on vacant land.	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Refinance - Rate/Term		D	B	C	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV10931			30245733			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. [REDACTED] Valuation supports value. [REDACTED]	Lien Position: ___					Buyer Comment (2024-03-26): Seller acknowledges exception, no change to grading.			03/26/2024	2		B		B		B		B		B		NY	Investment	Refinance - Rate/Term		D	B	C	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV10942			30200275			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form [REDACTED] was not provided.	-	Subject property was appraised Subject to: Crack in the foundation that was outlined in the condition section and shown in picture on the back of the home. However, the file is missing the [REDACTED] to verify these repairs have been completed as required.				Reviewer Comment (2024-03-25): [REDACTED]certificate of completion in the file associated. exception cleared Buyer Comment (2024-03-25): The appraisal was subject to a an inspection which was provided. Please see pages [REDACTED] of the loan images.	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		DE	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A		N/A	No
[REDACTED]	RCKT2024INV10942			30200293			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 is incomplete due to the borrower owns [REDACTED] that were not disclosed in the Final 1003 REO section as required.				Reviewer Comment (2024-03-25): Updated 1003 received. Exception Cleared. Buyer Comment (2024-03-25): Please see the attached corrected 1003 to include the borrowers non subject property. Also note, just 1 non subject property owned by the borrower exists.	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		DE	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A		N/A	No
[REDACTED]	RCKT2024INV10982			30199527			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		[REDACTED] UCDP returned a CU score of [REDACTED]. [REDACTED] Valuation required for securitization is missing from the file.				Reviewer Comment (2024-03-25): Received the desk review which supports the appraisal value.	03/25/2024			1	D	A	D	A	D	A	D	A	D	A		IN	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10999			30200722			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule ([REDACTED]): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.					Buyer Comment (2024-03-21): Seller accepts. No change to grading.			03/21/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A		N/A	No
[REDACTED]	RCKT2024INV11000			30197406			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 is incomplete due to the co-borrower owns [REDACTED] property that was not disclosed in the Final 1003 REO section as required.				Reviewer Comment (2024-03-22): Provided updated 1003 for co-borrower is living in rent free, Exception cleared. Buyer Comment (2024-03-22): Please see the attached for the assessor record confirming the co borrower does not own[REDACTED] Also included is the updated 1003 now reflecting rent free.	03/22/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11026			30197508			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 is incomplete due to the borrower owns [REDACTED] that were not disclosed in the Final 1003 REO section as required.				Reviewer Comment (2024-03-26): Revised final loan application provided including the borrower's primary residence. Exception cleared. Buyer Comment (2024-03-25): Please see the attached corrected 1003 with the non subject property. Note only 1 non subject property exists.	03/26/2024			1	C	A	C	A	C	A	C	A	C	A		MS	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11026			30197537			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity In Occupancy - Investment Loans	Loan does not qualify for Investment Loans scope because the Final 1003 does not indicate that the property will be an Investment Property or the Final 1003 Declarations, Valuation or Occupancy Cerificate indicates the borrower intends to occupy the subject property.	Borrower purchased primary house in [REDACTED].				Reviewer Comment (2024-03-26): The 1004 indicates the subject is currently owner occupied. All other documentation in file indicates the borrower is living in their disclosed primary residence. Lender has requested the 1004 representative not be considered. Exception cleared. Buyer Comment (2024-03-25): PLease see pages 26-27/445 for the 1003 showing the borrower attesting that the subject would serve as an investment property	03/26/2024			1	C	A	C	A	C	A	C	A	C	A		MS	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11036			30200597			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing the insurance policy for this investment property. Upon receipt of the missing property expense verifications, additional conditions may apply.				Reviewer Comment (2024-03-25): Provided HO-6 policy for property [REDACTED]. Exception cleared Buyer Comment (2024-03-25): Please see attached [REDACTED] policy for [REDACTED].	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11036			30200604			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Form 1007 or 1025, with [REDACTED] is missing from the file. Upon receipt of the missing property expense verifications, additional conditions may apply.				Reviewer Comment (2024-03-25): As per guidelines 1007 not required when the [REDACTED] income for the subject property was not used to qualify. Exception cleared Buyer Comment (2024-03-25): [REDACTED] schedule is not required. [REDACTED] income for the subject property was not used to qualify. Loan was properly qualified per guidelines. Please cancel exception.	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11068			30205581			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The transaction is investment purchase. Current residence address is updated on final 1003 as "[REDACTED]" instead of "[REDACTED]" Final 1003 is incomplete due to the borrower owns 2 rental properties that were not disclosed in the Final 1003 REO section as required.				Reviewer Comment (2024-03-25): Provided 1003 indicates [REDACTED] property has borrower's primary residence. exception cleared Buyer Comment (2024-03-25): Please see attached updated 1003 to reflect client's correct [REDACTED] residence address, please be advised the total of properties is correct, client owns [REDACTED] and [REDACTED] as a rental.	03/25/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11071			30200498			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity In Occupancy - Investment Loans	Loan does not qualify for Investment Loans scope because the Final 1003 does not indicate that the property will be an Investment Property or the Final 1003 Declarations, Valuation or Occupancy Cerificate indicates the borrower intends to occupy the subject property.					Reviewer Comment (2024-03-27): The 1004 indicates the subject is currently owner occupied. All other documentation in file indicates the borrower is living in their disclosed primary residence. Lender has requested the 1004 representative not be considered. Exception cleared. Buyer Comment (2024-03-25): Please escalate this to be cleared. [REDACTED] verified this is not required per the job settings of the scope and this should not be cited for	03/27/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11100			30199532			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing the mortgage statement, tax and insurance verifications. Upon receipt of the missing mortgage statement, tax and insurance verifications, additional conditions may apply.				Reviewer Comment (2024-03-26): Received documentation of PITI for the indicated property. Exception cleared. Buyer Comment (2024-03-25): [REDACTED] was in process with [REDACTED] when this loan close. Please see the Escrow Account Disclosure which verifies the TaxInsurance and at the bottom discloses with P&I payment and shows total liability	03/26/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11100			30199541			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		Secondary valuation is missing in the file.				Reviewer Comment (2024-03-25): Received the desk review which supports the appraisal value.	03/25/2024			1	D	A	D	A	D	A	D	A	D	A		TN	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11134			30200231			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		[REDACTED] UCDP analysis was not performed for this non-UAD form type. File is missing the [REDACTED] Valuation required for securitization.				Reviewer Comment (2024-03-25): Received the desk review which supports the appraisal value.	03/25/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11134			30200244			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Insurance verification document is missing for the REO property.				Reviewer Comment (2024-03-27): Evidence provided verifying the property is vacant land. Exception cleared. Buyer Comment (2024-03-26): Please see attached from the county confirmign this to be a vacant lot. No HOI is required on vacant lot. Reviewer Comment (2024-03-25): Letter from the borrower stating no hazard insurance on this property along with a property history report to verify the property is owned free and clear were not provided in the file. Exception remains. Buyer Comment (2024-03-25): Thsi property is free and clear. No HOI is needed.	03/27/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10067			30265614			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]						Reviewer Comment (2024-05-07): CDA provided to satisfy exception.	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10529			30266008			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity In Occupancy - [REDACTED] Loans	Loan does not qualify for [REDACTED] Loans scope because the Final 1003 does not indicate that the property will be an [REDACTED] Property or the Final 1003 Declarations, Valuation or Occupancy Cerificate indicates the borrower intends to occupy the subject property.	Loan does not qualify for [REDACTED] Loans scope because the valuation indicates the borrower intends to occupy the subject property.				Reviewer Comment (2024-03-29): The 1004 indicates the subject is currently owner occupied. This is due to the fact the borrower's ex-spouse was residing in the property at that time. HOI in file also confirms she was the insured and she was living in the subject. Documentation in file shows borrower's [REDACTED] residence at another location. Lender has requested the 1004 representative not be considered. Exception cleared.	03/29/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10529			30266099			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The loan application indicates the borrower is in the process of obtaining a mortgage with [REDACTED] on the current residence. Please provide documentation to verify P&I of [REDACTED]and taxes and insurance in the amount of [REDACTED].				Reviewer Comment (2024-04-01): Provided Closing Disclosure verifies PITIA and MI amount. Exception Cleared. Buyer Comment (2024-04-01): Please be advised the non-subject loan has not closed yet, please see attached most recent CD.	04/01/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10529	30268409	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan application and several documents in file indicate the borrower's [REDACTED] residence is on [REDACTED] and it also indicates the borrower owns this property. This property was not reflected in the Schedule of REO section of the loan application. In addition, the property on [REDACTED] disclosed in the REO section was reflected as the borrower's [REDACTED]. Clarification is needed as well as documentation of the property expenses on [REDACTED] to be used in qualifying, if applicable. Please provide revised loan application and 1008 as required.	Reviewer Comment (2024-04-03): 1003 revised to show rent free on [REDACTED] and evidence received that the borrower doesn't own this property. REO removed, exception cleared.

Buyer Comment (2024-04-02): Please see the attached county records confirming client does not own the non-subject [REDACTED] and an updated 1003 showing client is currently living there rent free.

Reviewer Comment (2024-04-02): Per client's response, the borrower still owns [REDACTED]. This property has been added to the REO schedule and needs verification of PITIA. Please provide evidence of the PITIA expenses for [REDACTED]Ave. for review. Also, please note that the DTI is just over [REDACTED] at this time.

Buyer Comment (2024-04-01): Please be advised client's current [REDACTED] residence is on [REDACTED]; however, client's are in process to purchase a new [REDACTED] residence on [REDACTED].
																		04/03/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10703			30265456			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		Fannie Mae UCDP analysis was not performed for this non-UAD form type. File is missing the Secondary Valuation required for securitization.				Reviewer Comment (2024-05-07): CDA provided to satisfy exception	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10750			30270335			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-05-08): AVM provided and supports value. Exception cleared.	05/08/2024			1	D	A	B	A	D	A	C	A	D	A		CA	Investment	Refinance - Cash-out - Other		D	B	A	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV10750			30516998			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: [REDACTED]	Lien Position: ___					Buyer Comment (2024-05-09): Seller acknowledges the exception, no change to grading.			05/09/2024	2		B		B		B		B		B		CA	Investment	Refinance - Cash-out - Other		D	B	A	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV10827	30269359	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Unable to determine the property associated with the [REDACTED] additional rental loss as reflected on the [REDACTED]. The property associated with this is not on the final loan application. It appears it is for property at [REDACTED], however it was noted on the approval it was removed as borrower was not associated with it. The only documentation in file for this property is evidence of taxes and the Note indicating P&I payment of [REDACTED] was in the name of the borrower's business. Please provide all remaining documentation including evidence of HOI and rental income if any. It was also noted the approval refers to a property at [REDACTED]. However, no other documentation was present.	Reviewer Comment (2024-04-04): Received revised loan application with rent loss of [REDACTED]for newly purchased property at [REDACTED] and Single Family Comparable Rent Schedule in file. Exception cleared.

Buyer Comment (2024-04-02): The rent schedule is in your loan file on page 429, please review to clear this issue.

Reviewer Comment (2024-04-02): Received CD and revised loan application for newly purchased property at [REDACTED].  Please provide Single Family Comparable Rent Schedule supporting gross monthly rents of [REDACTED]as used in qualifying on the final loan application in calculating the net rents of -[REDACTED].

Buyer Comment (2024-04-01): Please see the attached for the updated 1003 and final CD. Property associated with this rental loss is [REDACTED] which was recently purchased with a [REDACTED] loan
																		04/04/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10827			30269408			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The AUS refers to an additional REO loss in the amount of [REDACTED]. Please provide a revised loan application reflecting the property associated with this loss.				Reviewer Comment (2024-04-02): Received revised loan application with rent loss of [REDACTED] for newly purchased property at [REDACTED]. Exception cleared. Buyer Comment (2024-04-01): Please see the attached for the updated 1003 and final CD. Property associated with this rental loss is [REDACTED] which was recently purchased with a [REDACTED] loan	04/02/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10827			30281326			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-					Reviewer Comment (2024-04-02): Form 1007 document in the file and associated the same. Exception cleared Buyer Comment (2024-04-02): The rent schedule is in your loan file on page [REDACTED], please review to clear this issue.	04/02/2024			1		A		A		A		A		A		MO	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11019			30265926			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		REO owned by borrower other than subject was not included on final 1003. Revised 1003 with all properties owned is missing.				Reviewer Comment (2024-04-02): Provided 1003 including Section [REDACTED]: Real estate section. Exception cleared Buyer Comment (2024-04-01): Please see the attached for the updated 1003.	04/02/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11019			30270731			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	HOI documentation not found for [REDACTED] property				Reviewer Comment (2024-04-02): HOI document present in the file associated for the primary property [REDACTED]. Exception cleared Buyer Comment (2024-04-01): The HOI dec page for [REDACTED] is in your loan file on page [REDACTED]	04/02/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11043			30265743			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]						Reviewer Comment (2024-05-07): CDA was provided to satisfy exception	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		GA	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11090	30269789	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Please provide clarification for the reason for the borrower's low [REDACTED]earnings in the amount amount of [REDACTED]. Although the borrower is salaried, this does not support the monthly base in the amount of [REDACTED]used in qualifying on this agency loan. There has not been a sufficient earnings history YTD to support using this increased amount as only one month was verified.	Reviewer Comment (2024-04-02): Agree on the co-borrower's income being supported. Exception cleared.

Buyer Comment (2024-04-01): Exception is invalid. Borrower and co-borrower were both qualified with correct income. Borrower was qualified with [REDACTED] in active [REDACTED] income, which is [REDACTED] base + [REDACTED] in [REDACTED] allowance. Co borrower was qualified with [REDACTED]/month in base income, based on a YTD income of [REDACTED], which includes [REDACTED] in base income for the year. Income was calculated using the paystub located on pages [REDACTED] of loan file. Full time earnings are supported based on this YTD base income, using a projected annual income of [REDACTED], therefore income was calculated with the following calculation: [REDACTED] per month. Please cancel exception or provide further clarification on where the YTD of [REDACTED] was obtained in the loan file.
																		04/02/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11228			30263863			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		Secondary valuation is missing from file.				Reviewer Comment (2024-05-07): CDA provided to satisfy exception	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11228			30263950			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Borrower was qualified with a net rental loss of -[REDACTED]on the subject property however, Schedule E verifies a net rental loss -[REDACTED]resulting in a DTI of [REDACTED], which exceeds the guideline maximum DTI of [REDACTED].				Reviewer Comment (2024-04-02): Provided AUS and 1008 DTI ratio is [REDACTED] not exceeds the resulting DTI ratio [REDACTED]. Exception cleared Buyer Comment (2024-04-01): Please see attached, updated 1003, 1008 and updated DU findings showing A/E. The subject property calculation has been corrected and the paperwork updated to reflect the changes. The loan is still eligible and A/E	04/02/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11258			30263624			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Hazard insurance amount of [REDACTED] is not enough to cover the loan amount of [REDACTED] or the appraisal replacement cost of [REDACTED]. Insurance policy does not contain the replacement cost verbiage and file is missing the insurance company replacement cost estimator to verify that the amount of coverage is sufficient.				Reviewer Comment (2024-04-03): Received Replacement Cost Estimator. Exception cleared. Buyer Comment (2024-04-02): Please see the attached policy summary from [REDACTED] which includes the Estimated Minimum Rebuilding cost of [REDACTED] which matches the dwelling coverage amount and is equivalent to the the insurers Replacement cost estimate. Policy provides adequate coverage to meet guidelines, please review to clear.	04/03/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11260	30266079	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity In Occupancy - Investment Loans	Loan does not qualify for Investment Loans scope because the Final 1003 does not indicate that the property will be an Investment Property or the Final 1003 Declarations, Valuation or Occupancy Cerificate indicates the borrower intends to occupy the subject property.	The valuation in file indicates the borrower intends to occupy the subject property.	Reviewer Comment (2024-04-02): Occupancy certificate and borrower documentation all supports the subject is an investment property. Client does not consider the appraisal as indication of true variance. Exception cleared.

Buyer Comment (2024-04-01): [REDACTED] occupancy is supported. Appraisal has 'Owner Occupied" marked, however this alone is not enough to cause [REDACTED] occupancy to be unsupported. It is not uncommon for an appraiser to see that a property is occupied, and to mark it owner occupied in error. For this reason, the lender process includes multiple ways to verify occupancy, including the final 1003 and occupancy certification. Additionally, income documentation and 1040s further support that the borrower and co-borrower reside at the non-subject property located at [REDACTED] Loan was reviewed through lender process for confirming correct occupancy, and was determined to meet the requirements to be an [REDACTED]. Please re-review loan file and cancel exception as occupancy is met.
																		04/02/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11390			30269451			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 is incomplete due to the borrower owns [REDACTED] residence that was not disclosed in the Final 1003 REO section as required.				Reviewer Comment (2024-04-02): Updated 1003 received. Exception Cleared. Buyer Comment (2024-04-01): Please see attached, Corrected 1003 with REO corrected.	04/02/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10707	30270637	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	The lender has considered the full balance of the checking account ending in [REDACTED]as well as additional HELOC funds of [REDACTED]. The HELOC funds have already been deposited to checking on [REDACTED]and cannot considered twice. Please provide evidence of sufficient funds for review.	Reviewer Comment (2024-05-08): Received the borrower's 401-K statement dated [REDACTED]. Sufficient assets have been verified.

Buyer Comment (2024-05-08): Please see the 401k statement attached. We updated the assets and have also provided a corrected 1003, 1008 and DU findings

Reviewer Comment (2024-04-09): Final 1003 disclosed assets that included the equity loan proceeds of [REDACTED]however, the proceeds were already deposited to checking account #[REDACTED]on [REDACTED] and included in the current balance of [REDACTED]. Verified assets of [REDACTED]are insufficient to cover the funds required for closing of [REDACTED]. Exception remains.

Reviewer Comment (2024-04-09): Per Final CD provided for HELOC funds of [REDACTED], was  credited to Checking Account# [REDACTED]on [REDACTED] and balance for [REDACTED] was considered. Cannot use HELOC funds as unique for Closing/Reserve as it has already made part of Account balance for #[REDACTED]. Exception Remains.

Buyer Comment (2024-04-08): Please review the Final CD for the new HELOC uploaded to the other exception, that was considered for Funds to Close and Reserves confirming the total amount distributed to the borrower. It work to resolve this exception as well. Thank you
																		05/08/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10707	30270663	Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.	The lender has considered the full balance of the checking account ending in [REDACTED]as well as additional HELOC funds of [REDACTED]. The HELOC funds have already been deposited to checking on [REDACTED]and cannot considered twice. Please provide evidence of sufficient funds for review.	Reviewer Comment (2024-05-08): Received the borrower's 401-K statement dated [REDACTED]. Sufficient assets have been verified.

Buyer Comment (2024-05-08): Please review the documentation in the other response

Reviewer Comment (2024-04-09): Final 1003 disclosed assets that included the equity loan proceeds of [REDACTED]however, the proceeds were already deposited to checking account #[REDACTED]on[REDACTED]and included in the current balance of [REDACTED]. Verified reserves of [REDACTED]are insufficient to cover the DU required reserves of [REDACTED]. Exception remains.

Reviewer Comment (2024-04-09): Per Final CD provided for HELOC funds of [REDACTED], was  credited to Checking Account# [REDACTED]on[REDACTED]and balance for [REDACTED] was considered. Cannot use HELOC funds as unique for Closing/Reserve as it has already made part of Account balance for #[REDACTED]. Exception Remains.

Buyer Comment (2024-04-08): Please review the Final CD for the new HELOC uploaded to the other exception, that was considered for Funds to Close and Reserves confirming the total amount distributed to the borrower. It work to resolve this exception as well. Thank you
																		05/08/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10707	30270664	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.	The lender has considered the full balance of the checking account ending in [REDACTED]as well as additional HELOC funds of [REDACTED]. The HELOC funds have already been deposited to checking on [REDACTED]and cannot considered twice. Please provide evidence of sufficient funds for review.	Reviewer Comment (2024-05-08): Received the borrower's 401-K statement dated [REDACTED]. Sufficient assets have been verified.

Buyer Comment (2024-05-08): Please review the documentation in the other response

Reviewer Comment (2024-04-09): Final 1003 disclosed assets that included the equity loan proceeds of [REDACTED]however, the proceeds were already deposited to checking account #[REDACTED]on [REDACTED]and included in the current balance of [REDACTED]. Verified assets of [REDACTED]are insufficient to cover the DU qualifying assets of [REDACTED]. Exception remains.

Reviewer Comment (2024-04-09): Per Final CD provided for HELOC funds of [REDACTED], was  credited to Checking Account# [REDACTED]on[REDACTED]and balance for [REDACTED]was considered. Cannot use HELOC funds as unique for Closing/Reserve as it has already made part of Account balance for #[REDACTED]. Exception Remains.

Buyer Comment (2024-04-08): Please review the Final CD for the new HELOC uploaded to the other exception, that was considered for Funds to Close and Reserves confirming the total amount distributed to the borrower. It work to resolve this exception as well. Thank you
																		05/08/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10707			30289036			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide the Final CD for the new HELOC that was considered for closing and reserves confirming the total amount distributed to the borrower and evidence of the monthly payment.				Reviewer Comment (2024-04-05): CD evidencing the disbursement of the second mortgage funds provided. Exception cleared. Buyer Comment (2024-04-04): PLease see attached	04/05/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11021			30261250			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		Secondary Valuation is missing from the file.				Reviewer Comment (2024-05-07): CDA provided to satisfy exception	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Second Home	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11021			30270525			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) Verification of Mortgage (VOM) is required and was not found in file.		File is missing documentation to verify the borrower's monthly rent payment of [REDACTED]for a minimum of 6 months as required by DU Condition #[REDACTED]. Additional conditions may apply upon receipt.				Reviewer Comment (2024-04-05): Available lease agreement confirms the rent of borrower and lease agreement expiring on [REDACTED]. There is no any information of late payments in [REDACTED]days to capture housing history. Exception Remains Buyer Comment (2024-04-05): Please see the attached lease agreement confirming the borrower's monthly rent of [REDACTED].	04/05/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11021			30290224			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED]disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [REDACTED]is under disclosed by [REDACTED]compared to the calculated Finance Charge of [REDACTED]which exceeds the [REDACTED]threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [REDACTED]).	Final Closing Disclosure disclosed a finance charge of [REDACTED]; calculated finance charge is [REDACTED], which is a difference of [REDACTED]for the subject purchase transaction.				Reviewer Comment (2024-04-08): [REDACTED]received itemization of seller credit. Buyer Comment (2024-04-05): [REDACTED]finance charge calculation is not taking seller paid fees into account. Please see the attached CD addendum, confirming fees covered by lender and seller credits, which should be excluded from finance charge calculation. Only fees that should be included in finance charge calculation are the Flood Life of Loan [REDACTED], MERS [REDACTED], Life of Loan Tax [REDACTED], Loan Discount Fee [REDACTED], and Prepaid Interest [REDACTED], for a total finance charge of [REDACTED]	04/08/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV11190			30271078			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-05-08): AVM received and supports value. Exception cleared.	05/08/2024			1	D	A	B	A	D	A	C	A	D	A		MI	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11190			30517173			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Buyer Comment (2024-05-09): Seller acknowledges the exception, no change to grading.			05/09/2024	2		B		B		B		B		B		MI	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11226			30265680			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: [REDACTED]		DU approved the subject loan with an appraisal waiver. File is missing the Secondary Valuation required for securitization.				Reviewer Comment (2024-05-08): This exception was not applicable as the loan was approved with a PIW. However, secondary valuation was required. AVM received and supports value. Exception cleared.	05/08/2024			1	D	A	D	A	D	A	D	A	D	A		UT	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11226			30517050			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: [REDACTED]	Lien Position: ___					Buyer Comment (2024-05-09): Seller acknowledges exception, no change to grading.			05/09/2024	2		B		B		B		B		B		UT	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11259			30266015			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED]disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect formatplacement.					Buyer Comment (2024-04-04): Seller acknowledges exception, no change to grading.			04/04/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase	Good Faith Redisclosure	D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV11259			30288520			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-05-30): AVM provided and supports value, exception cleared. Reviewer Comment (2024-05-08): AVM provided and supports value, exception cleared.	05/30/2024			1	D	A	B	A	D	A	C	A	D	A		FL	Second Home	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11259			30659877			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-30): Waiving exception at clients request			05/30/2024	2		B		B		B		B		B		FL	Second Home	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11269			30266448			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		Please provide a copy of the actual Flood Insurance Policy. The only document found was a printout from the current servicer indicating the policy information.				Reviewer Comment (2024-04-05): Flood Insurance policy also included in the HOI document. Exception cleared Buyer Comment (2024-04-05): The clients flood policy information is included with the HOI policy information on your loan file on pages [REDACTED]and [REDACTED],please review to clear.	04/05/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11269			30266547			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]						Reviewer Comment (2024-05-07): CDA provided to satisfy exception	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		NJ	Second Home	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11269			30298548			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The source of the employer's telephone number was not found on the Co-borrower's VVOE and a separate verification was not found.				Reviewer Comment (2024-04-05): Provided UW screenshot verifies employer's telephone number. Exception cleared Buyer Comment (2024-04-05): Please see the attached screen shots from our LOS VOE tracking item on [REDACTED]which confirms the source of the employers Telephone number was google. A technology error caused the form to print without the verified source.	04/05/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10073			30290127			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]						Reviewer Comment (2024-04-05): CDA provided and supports value. Exception cleared.	04/05/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10073			30292057			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Hazard insurance policy disclosed the subject property zip code as [REDACTED], which does not match the note and mortgage zip code of [REDACTED]. A corrected hazard insurance policy is required.				Reviewer Comment (2024-04-04): Hazard Insurance policy with corrected Zip Code received. Exception Cleared. Buyer Comment (2024-04-04): Please see attached HOI documentation, showing correct zip code.	04/04/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10073	30292214	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Both [REDACTED] accounts were verified with bank statements dated from [REDACTED]. File is missing the statement dated [REDACTED] to verify [REDACTED] months of consecutive statements as required by [REDACTED] Condition #[REDACTED]. Upon receipt of the missing bank statement, additional conditions may apply.	Reviewer Comment (2024-04-15): Received Account statement for [REDACTED], with an email correspondence for EMD and Deposit receipt. Exception Cleared.

Buyer Comment (2024-04-12): Please see attached January [REDACTED]bank statement. Large deposit on [REDACTED] was due to a cashier's check for the EMD that was initially written to the incorrect party that needed to be voided and re-issued. In the December bank statement, in loan file, the original cashiers check, labeled 'Official Check' was withdrawn from the account on [REDACTED]. The attached email correspondence from [REDACTED] was between the borrower attorney, [REDACTED], and the seller's attorney, [REDACTED] stating that the EMD check needed to be re-written to only "[REDACTED] as attorney". A copy of the initial check from [REDACTED] showing the incorrect recipient, as well as the new check, were also provided to show that the initial check contained the incorrect recipient name. It can be seen that the large deposit and new EMD checks were deposited, then immediately re-withdrawn on the same day, and those funds were not used to qualify for funds to close, only to verify the EMD. Please review and cancel exception and all waterfalls.

Reviewer Comment (2024-04-09): Received a duplicate [REDACTED]statement dated from [REDACTED] to [REDACTED]. As stated in the exception comment, the file is missing the [REDACTED] statement dated from [REDACTED] to [REDACTED]. Exception remains.

Reviewer Comment (2024-04-09): Cleared in error.

Reviewer Comment (2024-04-08): Provided [REDACTED] bank statement period [REDACTED] that is already in the file, Required [REDACTED] statement period [REDACTED]. Exception Remains

Buyer Comment (2024-04-08): 48: see the attached dec bank statement.
																		04/15/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10073	30292978	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Verified assets of [REDACTED]are insufficient to cover the funds needed for closing of [REDACTED]. Shortage is due to file is missing a copy of the official check for the EMD of [REDACTED]. Bank statement reflects an official check withdrawal for [REDACTED]but it cannot be verified this withdrawal was for the EMD.	Reviewer Comment (2024-04-15): Received Account statement for [REDACTED], with an email correspondence for EMD and Deposit receipt. Exception Cleared.

Buyer Comment (2024-04-12): Please see attached January [REDACTED]bank statement. Large deposit on [REDACTED] was due to a cashier's check for the EMD that was initially written to the incorrect party that needed to be voided and re-issued. In the [REDACTED]bank statement, in loan file, the original cashiers check, labeled 'Official Check' was withdrawn from the account on [REDACTED]. The attached email correspondence from [REDACTED] was between the borrower attorney, [REDACTED], and the seller's attorney, [REDACTED], stating that the EMD check needed to be re-written to only "[REDACTED] as attorney". A copy of the initial check from[REDACTED] showing the incorrect recipient, as well as the new check, were also provided to show that the initial check contained the incorrect recipient name. It can be seen that the large deposit and new EMD checks were deposited, then immediately re-withdrawn on the same day, and those funds were not used to qualify for funds to close, only to verify the EMD. Please review and cancel exception and all waterfalls.

Reviewer Comment (2024-04-09): This is a DU approved loan. Per the [REDACTED] Selling Guide, [REDACTED], [REDACTED]: Receipt of the deposit must be verified by either a copy of the borrower's canceled check or a written statement from the holder of the deposit. The purchase agreement is not a written statement from the holder of the deposit and the cancelled check was not provided in the file. Exception remains.

Buyer Comment (2024-04-09): Additional documentation is not required per lender guidelines for this product. Per lender guidelines for this product, the EMD receipt can be documented by signed Purchase Agreement, Escrow Instruction, or Intent to Purchase in NY. Contract to purchase, in loan file, was executed [REDACTED], and shows a [REDACTED]EMD was to be submitted in the form of a bankcertified check. The borrowers bank statement from [REDACTED] bank, in turn, shows [REDACTED]was withdrawn in the form of an official, or certified, check on [REDACTED]. Based on the documentation in file, it can be reasonably assumed that this is the EMD, as the borrower does not show a history of making significant withdrawals from this account, the withdrawal by check took place [REDACTED]day after contract execution with the purchase contract specifically stating funds must be obtained in this way, and the check took place within [REDACTED]business days of execution, which is standard practice for EMDs.
																		04/15/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10073	30293623	Credit	Asset	Asset Calculation / Analysis	Asset	[REDACTED] Findings: Available for Reserves discrepancy.	Verified reserves of [REDACTED] are insufficient to cover the [REDACTED] required reserves of [REDACTED]. Shortage is due to file is missing a copy of the official check for the [REDACTED] of [REDACTED]. Bank statement reflects an official check withdrawal for [REDACTED] but it cannot be verified this withdrawal was for the EMD.	Reviewer Comment (2024-04-15): Received Account statement for [REDACTED] to[REDACTED], with an email correspondence for EMD and Deposit receipt. Exception Cleared.

Buyer Comment (2024-04-12): Please see attached [REDACTED] statement. Large deposit on [REDACTED] was due to a cashier's check for the EMD that was initially written to the incorrect party that needed to be voided and re-issued. In the [REDACTED] bank statement, in loan file, the original cashiers check, labeled 'Official Check' was withdrawn from the account on [REDACTED]. The attached email correspondence from [REDACTED] was between the borrower attorney, [REDACTED], and the seller's attorney, [REDACTED], stating that the EMD check needed to be re-written to only "[REDACTED] as attorney". A copy of the initial check from [REDACTED] showing the incorrect recipient, as well as the new check, were also provided to show that the initial check contained the incorrect recipient name. It can be seen that the large deposit and new EMD checks were deposited, then immediately re-withdrawn on the same day, and those funds were not used to qualify for funds to close, only to verify the EMD. Please review and cancel exception and all waterfalls.
																		04/15/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10708			30289888			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-04-05): CDA provided and supports value. Exception cleared.	04/05/2024			1	D	A	D	A	D	A	D	A	D	A		VA	Investment	Refinance - Rate/Term		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10806			30292047			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date ___; Disbursement Date: ___; Note Date: ___; Transaction Date: ___	Hazard Insurance Policy effective date of [REDACTED] is after the subject closing date of [REDACTED] and disbursement date of [REDACTED]. File is missing the prior insurance policy to verify continuous coverage.				Reviewer Comment (2024-04-04): Provided Hazard Insurance document effective date is [REDACTED] which is before Disbursement date of [REDACTED]. Exception Cleared. Buyer Comment (2024-04-04): Please see attached HOI policy with corrected effective dates prior to disbursement on [REDACTED].	04/04/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10806			30294058			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-04-05): CDA provided and supports value. Exception cleared.	04/05/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10808			30291877			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		[REDACTED] UCDP Report returned a CU score of [REDACTED]. File is missing the [REDACTED] Valuation required for securitization.				Reviewer Comment (2024-04-05): CDA received and supports value. Exception cleared.	04/05/2024			1	D	A	D	A	D	A	D	A	D	A		IL	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11177			30290264			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-04-16): CDA received and supports value. Exception cleared. Reviewer Comment (2024-04-05): Exception re-opened. Portions of the CDA are for the other [REDACTED] in the file. Requesting corrections. Reviewer Comment (2024-04-05): CDA provided and supports value. Exception cleared.	04/16/2024			1	D	A	D	A	D	A	D	A	D	A		CT	Investment	Purchase		D	B	B	B	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11177			30290312			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	Title Commitment reflects the coverage amount of [REDACTED], which is insufficient to cover the subject loan amount of [REDACTED].				Buyer Comment (2024-04-04): Seller accepts with no change in grading			04/04/2024	2	B	B	B	B	B	B	B	B	B	B		CT	Investment	Purchase		D	B	B	B	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11223			30297943			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		LP qualified the borrower with a DTI of [REDACTED] based on [REDACTED]credit cards and a student loan that were excluded as paid off prior to closing. File is missing documentation to support the omission of each debt as required by LP Condition #[REDACTED]: [REDACTED] balance of [REDACTED]; [REDACTED] balance of [REDACTED]; [REDACTED] balance of [REDACTED]and [REDACTED]balance of [REDACTED]. Payments have been added to the monthly debts, resulting in a DTI of [REDACTED].				Reviewer Comment (2024-04-08): Final Closing Disclosure from Transaction of Refinance of Subject property received reflecting Liabilitied were paid off through closing. Exception Cleared. Buyer Comment (2024-04-08): Please refer to the final closing disclosure provided for the REO exception, the final closing disclosure for the non-subject transaction shows that these debts were paid off with the [REDACTED] transaction and therefore excludable.	04/08/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11223			30297944			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	[REDACTED]/Guideline Findings: All conditions were not met		[REDACTED] qualified the borrower with a DTI of [REDACTED] based on [REDACTED] and a [REDACTED] that were excluded as paid off prior to closing. File is missing documentation to support the omission of each debt as required by [REDACTED] Condition #FCL0257: [REDACTED] balance of [REDACTED] ; [REDACTED] balance of [REDACTED]; [REDACTED] balance of [REDACTED] and [REDACTED] balance of [REDACTED]. Payments have been added to the monthly debts, resulting in a DTI of [REDACTED].				Reviewer Comment (2024-04-08): Final Closing Disclosure from Transaction of Refinance of Subject property received reflecting Liabilitied were paid off through closing. Exception Cleared. Buyer Comment (2024-04-08): Please refer to the final closing disclosure provided for the REO exception, the final closing disclosure for the non-subject transaction shows that these debts were paid off with the [REDACTED] transaction and therefore excludable.	04/08/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11223			30297945			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Final 1003 disclosed a P&I payment of [REDACTED]which does not match the mortgage statement or the credit report payment for the primary residence and it appears a new loan was obtained. File is missing the Final CD or the mortgage statement for the new loan to verify the mortgage payment and that escrows are included. Upon receipt of the missing documentation, additional conditions may apply.				Reviewer Comment (2024-04-08): Final Closing Disclosure verifying Monthly PITIA amount. Exception Cleared. Buyer Comment (2024-04-08): Please see the attached final signed CD for the transaction on non-subject property [REDACTED], please note that this transaction closed after the subject transaction.	04/08/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11242			30294186			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-04-05): CDA provided and supports value, exception cleared.	04/05/2024			1	D	A	D	A	D	A	D	A	D	A		OH	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11307			30293664			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Please provide documentation to verify the additional monthly payment amount of [REDACTED] that was included in the DTI calculation for this property. File contains a [REDACTED] project approval for the project this condo unit is located in however, the document does not verify the monthly HOA dues. Upon receipt of the missing HOA dues verification. additional conditions may apply.				Reviewer Comment (2024-04-04): Provided Appraisal report reflects [REDACTED]amount as HOA dues. Exception Cleared. Buyer Comment (2024-04-04): Please see the attached appraisal from the non subject property confirming HOA dues IAO [REDACTED] per month.	04/04/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11327			30291978			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]						Reviewer Comment (2024-04-05): CDA provided and supports value, exception cleared.	04/05/2024			1	D	A	D	A	D	A	D	A	D	A		UT	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11337	30293678	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Please provide documentation to verify the P&I payment, taxes, insurance and HOA dues for this newly acquired property financed with [REDACTED] as indicated on the loan application.	Reviewer Comment (2024-04-05): Provided CD verified P&I amount is [REDACTED] and all other payments is [REDACTED]. Exception cleared

Buyer Comment (2024-04-05): See attached CD, refi just completed and mortgage statement not yet available.

Reviewer Comment (2024-04-04): Provided HOI, Tax Cert and HOA document associated. However, Mortgage statement is yet not received. After adding all expenses, there is still difference of [REDACTED] for which document is not present in file.

Buyer Comment (2024-04-04): See attached HOI, Tax Cert and HOA fo[REDACTED]

Buyer Comment (2024-04-04): See attached HOI, Tax Cert and HOA for [REDACTED]
																		04/05/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11351			30291971			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]		[REDACTED] UCDP analysis was not performed for this non-UAD form type. File is missing the [REDACTED] Valuation required for securitization.				Reviewer Comment (2024-04-05): CDA provided and supports value, exception cleared.	04/05/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11118			30291759			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-30): AVM provided and supports value, exception waived at client's request. Reviewer Comment (2024-05-10): Received the AVM with an FSD of 0.02 which supports the stated appraised value. Reviewer Comment (2024-05-10): Waived in error for this jumbo loan. Buyer Comment (2024-05-10): Seller acknowledges the exception, no change to grading.			5/30/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		C	B	C	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11118			30291882			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		There is a coverage shortfall in the amount of [REDACTED]. Please provide evidence of a Replacement Cost Estimator or evidence coverage provided included coverage of cost to rebuild.				Reviewer Comment (2024-04-09): RCE document received. Exception Cleared. Buyer Comment (2024-04-09): Please see the attached replacement cost estimate	04/09/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	B	C	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10789	30334815	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.	Reviewer Comment (2024-04-16): Provided RCE documents sufficies the coverage requirement. Exception Cleared.

Buyer Comment (2024-04-16): Please see attached. [REDACTED] information, and coverage information confirming the amount is appropriate.

Reviewer Comment (2024-04-12): As per below comment document referecened is for Primary Residence and not Subject Property. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount. Exception Remains.

Buyer Comment (2024-04-12): Please see page [REDACTED], the insurance endorsements include form [REDACTED] [REDACTED] which specifies the increased insurance coverage for the dwelling coverage. Its shows the limits is [REDACTED] of coverage A, which is [REDACTED]. Increasing the amount of coverage A is enough to cover the total of the loan and thus meets coverage guidelines. Please review.
																		04/16/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10866	30334000	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage [REDACTED]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared when all other QM related exceptions are cleared.	Reviewer Comment (2024-04-17): [REDACTED] has been updated based on documentation provided showing company acquisition. DTI is in line and revised [REDACTED], 1008, and 1003 received. Exception cleared.

Buyer Comment (2024-04-17): Please see the attached for the updated AUS. The updated 1008 is already in your loan file on page [REDACTED], please review to clear.

Reviewer Comment (2024-04-16): Revised 1003 has been provided to reflect lower commissions earnings of [REDACTED]correlating with actual earnings from YTD calculation but AUS and 1008 has not been provided to confirm lower earnings.

Buyer Comment (2024-04-12): Please see the attached press release from [REDACTED] (for [REDACTED]) confirming the clients initial company [REDACTED] was acquired by [REDACTED]. This resulted in the client having 2 W2's in [REDACTED], 1 from [REDACTED] and 1 from [REDACTED]. The clients employment/earnings were continuous so the W2 from [REDACTED] reflecting [REDACTED] should be included in total earnings for that year. This W2 is in your loan file on page 268, please review and update your income calculation accordingly.
																		04/17/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10866	30334001	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [REDACTED] and based on 1026.43(e) of [REDACTED] moderately exceed the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)	[REDACTED] income is not supported at the amount given. Considered[REDACTED]. Note - [REDACTED] also only gave this amount vs the YTD which is why rep and warrant wasn't given on that portion of the income. No evidence is in the file of a LOA or other reasoning for it being lower in [REDACTED] or so much higher in [REDACTED]. Please provide support for the [REDACTED] income considered or provide a revised [REDACTED] and 1008 with updated income calculations.	Reviewer Comment (2024-04-17): [REDACTED] has been updated based on documentation provided showing company acquisition. DTI is in line and revised [REDACTED], 1008, and 1003 received. Exception cleared.

Buyer Comment (2024-04-17): Please see the attached for the updated [REDACTED]. The updated 1008 is already in your loan file on page 7, please review to clear.

Reviewer Comment (2024-04-16): Revised 1003 has been provided to reflect lower commissions earnings of [REDACTED] correlating with actual earnings from YTD calculation but [REDACTED] and 1008 has not been provided to confirm lower earnings.

Buyer Comment (2024-04-12): Please see the attached press release from [REDACTED] confirming the clients initial company [REDACTED] was acquired by [REDACTED]. This resulted in the client having [REDACTED]W2's in [REDACTED], [REDACTED]from [REDACTED] and 1 from [REDACTED]. The clients employmentearnings were continuous so the W2 from [REDACTED] reflecting [REDACTED]should be included in total earnings for that year. This W2 is in your loan file on page [REDACTED], please review and update your income calculation accordingly.
																		04/17/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10866	30334067	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	Commission income is not supported at the amount given. Considered [REDACTED].	Reviewer Comment (2024-04-17): Commission has been updated based on documentation provided showing company acquisition. DTI is in line and revised AUS, 1008, and 1003 received. Exception cleared.

Buyer Comment (2024-04-17): Please see the attached for the updated [REDACTED]. The updated 1008 is already in your loan file on page 7, please review to clear.

Reviewer Comment (2024-04-16): Revised 1003 has been provided to reflect lower [REDACTED] earnings of [REDACTED] correlating with actual earnings from YTD calculation but [REDACTED] and 1008 has not been provided to confirm lower earnings.

Buyer Comment (2024-04-12): Please see the attached press release from [REDACTED] (for [REDACTED]) confirming the clients initial company [REDACTED] was acquired by [REDACTED]. This resulted in the client having 2 W2's in [REDACTED], 1 from [REDACTED] and 1 from [REDACTED]. The clients employment/earnings were continuous so the W2 from [REDACTED] reflecting [REDACTED] should be included in total earnings for that year. This W2 is in your loan file on page [REDACTED], please review and update your income calculation accordingly.
																		04/17/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10866	30334084	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Please provide evidence of HOA dues on this property.	Reviewer Comment (2024-04-15): Updated 1003 received. Exception Cleared.

Buyer Comment (2024-04-15): Please see the attached corrected 1003.

Reviewer Comment (2024-04-15): The provided updated 1003 is not reflecting REO [REDACTED].

Buyer Comment (2024-04-12): Please disregard prior note. Please see the updated 1008 and 1003, this home does not have HOA dues

Buyer Comment (2024-04-12): Please see the attached press release from [REDACTED] confirming the clients initial company [REDACTED] was acquired by [REDACTED] This resulted in the client having 2 W2's in 2022, 1 from [REDACTED] and [REDACTED]from [REDACTED]. The clients employmentearnings were continuous so the W2 from [REDACTED] reflecting [REDACTED]should be included in total earnings for that year. This W2 is in your loan file on page [REDACTED], please review and update your income calculation accordingly.
																		04/15/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10866	30334171	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	QM risk due to excessive DTI. This exception will be cleared when all QM related exceptions are cleared.	Reviewer Comment (2024-04-17): Commission has been updated based on documentation provided showing company acquisition. DTI is in line and revised AUS, 1008, and 1003 received. Exception cleared.

Buyer Comment (2024-04-17): Please see the attached for the updated AUS. The updated 1008 is already in your loan file on page [REDACTED], please review to clear.

Reviewer Comment (2024-04-16): Revised 1003 has been provided to reflect lower commissions earnings of [REDACTED]correlating with actual earnings from YTD calculation but AUS and 1008 has not been provided to confirm lower earnings.

Buyer Comment (2024-04-12): Please see the attached press release from [REDACTED] (for [REDACTED]) confirming the clients initial company [REDACTED] was acquired by [REDACTED]. This resulted in the client having 2 W2's in [REDACTED], 1 from [REDACTED] and 1 from [REDACTED]. The clients employment/earnings were continuous so the W2 from [REDACTED] reflecting [REDACTED] should be included in total earnings for that year. This W2 is in your loan file on page [REDACTED], please review and update your income calculation accordingly.
																		04/17/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10901	30409084	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Final 1003 disclosed an additional [REDACTED]in the property expense for the [REDACTED] property that was not verified in the file. Please provide documentation to verify the other expense amount.	Reviewer Comment (2024-04-22): Provided Tax certificate verifies monthly tax amount of [REDACTED]matches the final 1003. Exception cleared

Buyer Comment (2024-04-22): Please see the attached documents supporting the full expenses for the non-subject property. Mortgage = [REDACTED]monthly, Taxes = [REDACTED]yearly, HOI = [REDACTED]yearly. Total non-subject expenses = [REDACTED]/month.

Buyer Comment (2024-04-22): Please see the attached documents supporting the full expenses for the non-subject property. Mortgage = [REDACTED]monthly, Taxes = [REDACTED] yearly. Total non-subject expenses = [REDACTED]/month.

Buyer Comment (2024-04-22): Please see the attached documents supporting the full expenses for the non-subject property. Mortgage = [REDACTED]yearly. Total non-subject expenses = [REDACTED]/month.
																		05/30/2024			1	C	A	C	A	C	A	C	A	C	A		ME	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11073			30332830			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-05-30): AVM provided and supports value, exception cleared. Reviewer Comment (2024-05-30): Clear Reviewer Comment (2024-05-30): AVM provided and supports value, exception waived at client's request. Reviewer Comment (2024-05-30): To Waive Reviewer Comment (2024-04-12): AVM supporting value was obtained. Exception cleared.	05/30/2024			1	D	A	B	A	D	A	C	A	D	A		PA	Second Home	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11073			30333763			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment (2024-04-12): Seller accepts with no change in grading			04/12/2024	2	B	B	B	B	B	B	B	B	B	B		PA	Second Home	Purchase	Good Faith Redisclosure	D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV11073			30659839			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-30): Waiving at clients request			05/30/2024	2		B		B		B		B		B		PA	Second Home	Purchase		D	B	A	A	B	B	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11180			30334041			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; Sec ID: [REDACTED]						Reviewer Comment (2024-04-12): AVM supporting value was obtained. Exception cleared.	04/12/2024			1	D	A	B	A	D	A	C	A	D	A		FL	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11180			30339039			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: [REDACTED]	Lien Position: ___					Buyer Comment (2024-04-12): Seller acknowledges the exception, no change to grading.			04/12/2024	2		B		B		B		B		B		FL	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11358			30331695			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-04-17): CDA provided and supports value. Exception cleared.	04/17/2024			1	D	A	D	A	D	A	D	A	D	A		GA	Second Home	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11358			30335449			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		File is missing the [REDACTED] insurance policy for the the subject located in the [REDACTED] project. File only contains the HO-6 policy for the subject unit and a commercial insurance policy in the name of the closing agent.				Reviewer Comment (2024-04-12): [REDACTED] Policy received. Exception Cleared. Buyer Comment (2024-04-12): please see attached	04/12/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Second Home	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11358	30335589	Credit	Missing Document	General	Missing Document	Missing Document: Source of FundsDeposit not provided	File is missing the wire confirmation to verify the incoming wire transfer of [REDACTED]into the borrower's checking account on [REDACTED]came from the secured loan against the [REDACTED] stock account. Source of the wire was not disclosed on the checking statement.	Reviewer Comment (2024-04-12): As per provided Note and below explanation, it reflects that Borrower has [REDACTED]amount withdrawal out of which [REDACTED]has been deposited in Borrower's checking account. Exception Cleared.

Buyer Comment (2024-04-12): Please see the note attached to source the funds. The loan was against the assets held in Brokerage Account: [REDACTED]. The note states the loan is for [REDACTED] but the client only withdrew and deposited [REDACTED]. We backed out out the full  [REDACTED] from available balance the [REDACTED] but only gave the client [REDACTED] in qualifying assets
																		04/12/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Second Home	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11358			30335602			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Final Closing Disclosure page 1 disclosed escrow for [REDACTED] In Insurance under "Other" instead of under the Homeowners Insurance section.				Buyer Comment (2024-04-12): Seller accepts with no change in grading			04/12/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Second Home	Purchase	Good Faith Redisclosure	D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV11358	30335676	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Verified assets of [REDACTED]are insufficient to cover the funds needed for closing of [REDACTED]. Shortage is due to the file is missing the wire confirmation to verify the incoming wire transfer of [REDACTED]into the borrower's checking account on [REDACTED]came from the secured loan against the [REDACTED]stock account. Source of the wire was not disclosed on the checking statement therefore, the wire deposit has been excluded from the qualifying assets.	Reviewer Comment (2024-04-12): As per provided Note and below explanation, it reflects that Borrower has [REDACTED] amount withdrawal out of which [REDACTED] has been deposited in Borrower's checking account. Exception Cleared.

Buyer Comment (2024-04-12): Please see the note attached to source the funds. The loan was against the assets held in [REDACTED] Account: [REDACTED] #[REDACTED].
The note states the loan is for[REDACTED] but the client only withdrew and deposited [REDACTED]. We backed out out the full [REDACTED]from available balance the
[REDACTED] account but only gave the client [REDACTED]in qualifying assets
																		04/12/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Second Home	Purchase		D	B	C	A	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10001			30336309			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Schedule E reflects an additional property [REDACTED] which was not included on the 1003. This property only has [REDACTED] days rented in [REDACTED], however, it's unable to be confirmed if it's sold, or was a self-rental of some kind at the borrower's [REDACTED] residence which is [REDACTED]. Please confirm if this is real property, and if so, that it is sold.				Reviewer Comment (2024-04-16): Per client attestation and google map provided, [REDACTED]is not an additional REO, but a self rental on the property. Appraisal shows a storage shed that is not currently in use, but could may have at one point been used as living spacerental. Exception cleared. Buyer Comment (2024-04-12): [REDACTED] is an accessory unit that is a part of the borrower's [REDACTED] residence. Attached is a screenshot from [REDACTED] showing the properties are the same. Please cancel this exception.	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10057			30336707			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-04-17): CDA provided to support value. Exception cleared	04/17/2024			1	D	A	D	A	D	A	D	A	D	A		MA	Investment	Refinance - Rate/Term		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10939			30336396			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 disclosed the borrowers [REDACTED] [REDACTED] residence as a [REDACTED] home in the REO Section. A revised Final 1003 with the occupancy corrected to [REDACTED] residence is required.				Reviewer Comment (2024-04-16): Received updated 1003 with property as [REDACTED] Residence. Exception Cleared. Buyer Comment (2024-04-15): Please see attached, Updated 1003 with corrected information.	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10939			30337274			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		File only contains the hazard insurance application and is missing the hazard insurance policy for the subject investment purchase. Upon receipt of the missing hazard insurance policy, additional conditions may apply.				Reviewer Comment (2024-04-16): Received Premium Payment Notice, matching with Policy application . Exception Cleared. Buyer Comment (2024-04-15): Please see attached,[REDACTED] premium payment notice. Please note the payments amount due and policy numbers both match the application information which confirms the approved coverage amounts.	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10939			30337299			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Co-borrower's paystub dated [REDACTED] reflects the co-borrower was paid [REDACTED] hours for [REDACTED]. Please provide documentation or co-borrower attestation that the co-borrower is not on a leave of absence.				Reviewer Comment (2024-04-16): Per client attestation, borrower is not on LOA at the time of closing which is confirmed on the VVOE. Exception cleared. Buyer Comment (2024-04-15): Please see page[REDACTED]. This VOE is dated after the Paystub and verifies the employment status as 'Part Time'. In an instance where a borrower is on leave, that employment status will read 'On Leave'. No additional documentation is required as the VOE confirms the status is not 'on leave'.	04/16/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10949			30336137			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-04-17): CDA provided to confirm value and satisfy exception. Exception cleared.	04/17/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11018			30334956			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Please provide source of funds for the [REDACTED] deposit on [REDACTED] into the borrower's checking account.				Reviewer Comment (2024-04-12): Closing Disclosure received reflecting Disbursement amount of [REDACTED]. Exception Cleared. Buyer Comment (2024-04-12): The large deposit of[REDACTED] is loan proceeds from the new [REDACTED]mortgage on the primary residence. See CD and disbursement request.	04/12/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11109			30332543			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]		[REDACTED] UCDP returned a CU score of [REDACTED]. File is missing the Secondary Valuation required for securitization.				Reviewer Comment (2024-04-17): Received the desk review which supports the appraisal value of [REDACTED].	04/17/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11188	30335163	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard insurance amount of [REDACTED] is not enough to cover the loan amount of [REDACTED] and the estimated cost to build new was not provided on the appraisal. Insurance policy does not contain the replacement cost verbiage and file is missing the insurance company replacement cost estimator to verify that the amount of coverage is sufficient.	Reviewer Comment (2024-04-17): Replacement Cost Estimator document received. Exception Cleared.

Buyer Comment (2024-04-17): Please see attached from [REDACTED] for [REDACTED].

Reviewer Comment (2024-04-17): [REDACTED] guidelines require the coverage to be [REDACTED] of the replacement cost of improvements or the UBP provided it's no less than [REDACTED] of the value of improvements. In this case, the appraised value is used since the UPB is only [REDACTED] of the value. The appraised value of [REDACTED]is considered since cost new is not listed on the [REDACTED] is insufficient by [REDACTED]to meet the required HOI per [REDACTED] . To meet [REDACTED] guidelines, coverage needs to be confirmed as sufficient via RCE or letter from insurer stating the current coverage amount is [REDACTED] of the rebuild cost, or an amended policy be received with sufficient coverage. Exception remains for additional information.

Buyer Comment (2024-04-16): HOI coverage is required to be the lesser of the loan amount or [REDACTED]. Because we're already covering the loan amount, no amount listed on an [REDACTED] will matter. If it is lower than the loan amount, we are covered. If it is higher than the loan amount we are still covered because then the loan amount is the lesser amount required. We are covered either way and this meets guidelines. Please cancel this condition.

Reviewer Comment (2024-04-12): Comment: Please disregard the original commentary. This is an agency loan and insurance is required to be the lesser of [REDACTED] of the replacement cost value of improvements or the unpaid principal balance assuming it's no less than [REDACTED] of the value of improvements. The appraised value was [REDACTED]at [REDACTED] is [REDACTED].  Policy coverage is [REDACTED] in extended coverage for a total of [REDACTED].  The resulting coverage is short by [REDACTED].  Please provide evidence of sufficient coverage or a replacement cost estimator evidencing coverage is sufficient.

Buyer Comment (2024-04-12): [REDACTED] in coverage is more than [REDACTED]. Please cancel this exception.
																		04/17/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11188			30335834			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documentation was not found to verify HOA Dues for the primary residence.				Reviewer Comment (2024-04-12): Evidence of HOA Dues provided. Exception cleared. Buyer Comment (2024-04-12): An appraisal from a previous loan was used to determine the HOA dues for this property. Please see attached.	04/12/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11249	30336412	Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than [REDACTED] days prior to Closing.	-	This stock account was verified with a statement dated [REDACTED] days from the note date ([REDACTED]) and a [REDACTED]-day statement dated [REDACTED]. File is missing the [REDACTED] current full month brokerage statement as required by [REDACTED] Condition #[REDACTED].	Reviewer Comment (2024-04-15): Upon further review of [REDACTED] guidelines, the portfolio value printout is sufficient to meet the requirement of a stock certificate and newspaper printout to verify each stock in the portfolio. The portfolio value verifies the number of shares and the current stock price as of [REDACTED] for the 6 stocks owned by the borrower.

Buyer Comment (2024-04-12): Per DU Condition #[REDACTED], a one-month statement is not a requirement for a stock account. We have provided a VOD, referred to as a 1-day statement dated [REDACTED] in the exception detail. Per our guidelines a VOD can be used in place of a statement. The du findings support this as the requirement for condition [REDACTED]is evidence of the stock held and the dated price. The VOD meets both of these criteria. Please review.
																		04/15/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11249	30336470	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	This stock account was only verified with a [REDACTED]-day statement dated [REDACTED]and the [REDACTED] which only verifies a stock sale on [REDACTED]. File is missing the [REDACTED]current full month brokerage statement as required by DU Condition #[REDACTED].	Reviewer Comment (2024-04-15): Upon further review of [REDACTED] guidelines, the portfolio value printout is sufficient to meet the requirement of a stock certificate and newspaper printout to verify each stock in the portfolio. The portfolio value verifies the number of shares and the current stock price as of [REDACTED]for the [REDACTED]stocks owned by the borrower.

Buyer Comment (2024-04-12): Per DU Condition #[REDACTED], a one-month statement is not a requirement for a stock account. We have provided a VOD, referred to as a [REDACTED] statement dated [REDACTED] in the exception detail. Per our guidelines a VOD can be used in place of a statement. The du findings support this as the requirement for condition [REDACTED]is evidence of the stock held and the dated price. The VOD meets both of these criteria. Please review.
																		04/15/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11334			30336384			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance amount of [REDACTED] is not enough to cover the loan amount of [REDACTED] or the appraisal replacement cost of [REDACTED]. Insurance policy does not contain the replacement cost verbiage and file is missing the insurance company replacement cost estimator to verify that the amount of coverage is sufficient.				Reviewer Comment (2024-04-17): Received Confirmation email from Insurance company stating that the current policy is replacement cost policy, exception cleared. Buyer Comment (2024-04-16): Please see attached e-mail confirmation from the agent that the policy is a replacement cost policy and the dwelling coverage is sufficient.	04/17/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11393			30336047			Compliance	Compliance	State Compliance	State Late Charge	Alabama Late Charge Percent and Amount Testing	Alabama Late Charge: Note late charge amount of [REDACTED]exceeds the state maximum of [REDACTED].	Note late charge amount of [REDACTED]exceeds the state maximum of [REDACTED].				Buyer Comment (2024-04-12): Seller accepts. No change to grading.			04/12/2024	2	B	B	B	B	B	B	B	B	B	B		AL	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A		N/A	Yes
[REDACTED]	RCKT2024INV11415			30335296			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [REDACTED] valuation is missing.; [REDACTED]						Reviewer Comment (2024-04-17): Received the desk review which supports the appraisal value of [REDACTED].	04/17/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11502			30336232			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; Sec ID: [REDACTED]						Reviewer Comment (2024-04-12): AVM supporting value obtained. Exception obtained.	04/12/2024			1	D	A	B	A	D	A	C	A	D	A		MA	Investment	Refinance - Cash-out - Other		D	B	A	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV11502			30339085			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. [REDACTED] Valuation supports value. Sec ID: [REDACTED]	Lien Position: ___					Buyer Comment (2024-04-12): Seller acknowledges the exception, no change to grading.			04/12/2024	2		B		B		B		B		B		MA	Investment	Refinance - Cash-out - Other		D	B	A	A	A	A	D	B		N/A	No
[REDACTED]	RCKT2024INV10299			30454948			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file was missing the documentation of the co-borrower's [REDACTED]income in the monthly amount of [REDACTED].				Reviewer Comment (2024-04-30): Borrower was qualified with [REDACTED]monthly IRA distributions totaling of [REDACTED]. Received the [REDACTED] VOD that verifies the co-borrower's IRA balance is [REDACTED] years continuance. Buyer Comment (2024-04-29): Please see attached asset verification the balance of which was used as assets as income.	04/30/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10814			30443960			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage ([REDACTED]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.				Reviewer Comment (2024-04-30): Invoice provided for title insurance and offset applied for non-affiliate portion. Reviewer Comment (2024-04-29): Testing aligns with the lender's excluded points. Please note, we still have a [REDACTED]variance. Lender does not appear to have considered the Title - Abstract fee paid to the affiliate in their testing. Exception remains. Buyer Comment (2024-04-26): Per the attached screenshot, only [REDACTED]of the discount points should be included in the test. Please adjust the amount of bonafide discount pts and retest.	04/30/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10814	30443961	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [REDACTED]	Qualified Mortgage [REDACTED]): Points and Fees on subject loan of [REDACTED] is in excess of the allowable maximum of the greater of .[REDACTED] of the Federal Total Loan Amount and [REDACTED]([REDACTED]). Points and Fees total [REDACTED]on a Federal Total Loan Amount of [REDACTED]vs. an allowable total of [REDACTED]and [REDACTED]([REDACTED]) (an overage of [REDACTED]).	Reviewer Comment (2024-04-30): Invoice provided for title insurance and offset applied for non-affiliate portion.

Buyer Comment (2024-04-29): Title abstract is included. discrepancy appears to be due to the full title lenders title insurance of [REDACTED]being included in the test when only [REDACTED]should be included. Please see the attached invoice for the correct fee split.

Reviewer Comment (2024-04-29): Testing aligns with the lender's excluded points. Please note, we still have a [REDACTED]variance. Lender does not appear to have considered the Title - Abstract fee paid to the affiliate in their testing. Exception remains.

Buyer Comment (2024-04-26): Per the attached screenshot, only [REDACTED]of the discount points should be included in the test. Please adjust the amount of bonafide discount pts and retest.
																		04/30/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11007			30452286			Credit	Income	Document Error	Income	The number of continuance years supported is unknown.	-	Please provide supporting documentation to confirm evidence of continuance of the royalty income. Evidence of receipt for the last two years as partnership royalties has been confirmed, however, there is nothing beyond the 1040's to determine royalties source and continuance.				Reviewer Comment (2024-04-30): As per [REDACTED]guideline, Royalty income must be received for a minimum [REDACTED]months and Two years of history.We have 1040 document using [REDACTED]months. Exception cleared. Buyer Comment (2024-04-29): Royalty income must be received for a minimum of [REDACTED]months and we documented using [REDACTED]months from the 1040s. Per Freddie guidelines, [REDACTED]years of continuance is only required when the the income has been received from less than [REDACTED]months. Please clear this exception as it is not valid	04/30/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11438			30451697			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: [REDACTED]	Lien Position: ___					Buyer Comment (2024-05-08): Seller acknowledges the exception, no change to grading.			05/08/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Second Home	Purchase		B	B	A	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10002			30443314			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-07): CDA provided to satisfy exception	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		KS	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11096	30441029	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.	Reviewer Comment (2024-05-09): Estimate of cost new per appraisal is [REDACTED]. [REDACTED][REDACTED]. Revised insurance policy on [REDACTED]is insufficient to cover the required dwelling amount by [REDACTED]. Fannie Mae requires the following: [REDACTED] of the replacement cost value of the improvements as of the current property insurance policy effective date, or the unpaid principal balance of the loan, provided it equals no less than [REDACTED] of the replacement cost value of the improvements as of the current property insurance policy effective date. Please provide evidence that the revised dwelling coverage of [REDACTED]is the insurer's cost to rebuild, or sufficient coverage. Exception remains.

Buyer Comment (2024-05-06): See attached updated HOI
																					3	C	C	C	C	C	C	C	C	C	C		TX	Investment	Refinance - Rate/Term		C	C	C	C	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11306			30464129			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-07): CDA was uploaded to satisfy exception	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11328			30443598			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-07): CDA provided to satisfy exception	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		OH	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11350			30443339			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]	Note Date: ___; Lien Position: ___	Fannie Mae returned a CU score of [REDACTED]Secondary Valuation is missing from the file.				Reviewer Comment (2024-05-14): Per [REDACTED] [REDACTED]: We are recommending cancellation of this report as we have exhausted all of our options in our panel and do not have anyone else to solicit this report to. We apologize for the inconvenience. This report will be cancelled, no charge for services. Thank you				3	D	D	D	D	D	D	D	D	D	D		SD	Investment	Refinance - Cash-out - Other		D	D	C	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV11350			30443382			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.				Reviewer Comment (2024-05-01): Policy reflects coverage is based on actual cash value. No deficiency in coverage is present, exception cleared. Buyer Comment (2024-04-30): Please see updated dec page attached. As indicated next to dwelling coverage A, this is an actual cash value policy so replacement cost would not apply	05/01/2024			1	C	A	C	A	C	A	C	A	C	A		SD	Investment	Refinance - Cash-out - Other		D	D	C	A	A	A	D	D		N/A	No
[REDACTED]	RCKT2024INV11354			30444023			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-05-07): CDA provided to satisfy exception	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		PA	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11402			30451387			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-07): CDA provided to satisfy exception	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11435			30444178			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-07): CDA provided to satisfy exception	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		CT	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11439			30439281			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-05-07): CDA provided to satisfy exception	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11466			30452383			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file was missing co-borrower's [REDACTED]W-2. Please provide for review.				Reviewer Comment (2024-04-29): [REDACTED]W2 received. Exception Cleared. Buyer Comment (2024-04-26): See attached [REDACTED]W2 for coborrower	04/29/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11468	30443227	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.	Reviewer Comment (2024-05-06): The property is located in [REDACTED]. By law, unable to require a RCE on the policy and client is unable to obtain additional information. Exception cleared.

Reviewer Comment (2024-04-30): This is an agency loan and insurance is required to be the lesser of [REDACTED]of the replacement cost value of improvements (per RCE or policy confirming replacement cost) or the unpaid principal balance assuming it's no less than [REDACTED] of the value of improvements. Please provide a policy with sufficient coverage or provided evidence a replacement cost estimate supporting the existing coverage.  Exception remains.

Buyer Comment (2024-04-29): Per agency guidelines, the HOI dwelling coverage must cover the lesser of the replacement cost or loan amount. The Dwelling coverage is greater than the loan amount therefore, the coverage meets guidelines.
																		05/06/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11468			30456484			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final 1003 is incomplete due to [REDACTED] and [REDACTED]Ct not being listed in section [REDACTED], inclusive of all expenses as considered. Please provide a revised 1003 with all sections completed.				Reviewer Comment (2024-04-30): Received revised loan application with additional REO's reflected as required. Exception cleared. Buyer Comment (2024-04-29): Please see the attached revised 1003.	04/30/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11468	30456971	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.	DTI failure due to the PITIA considered on the primary residence. Lender considered [REDACTED], verified [REDACTED] (escrowed) and [REDACTED]liens total [REDACTED].	Reviewer Comment (2024-05-16): Received WVOE confirms the Borrower's bonus is received annually and the bonus income calculated [REDACTED][REDACTED]months =[REDACTED]per month. Added this bonus income the DTI is [REDACTED]. Exception cleared.

Buyer Comment (2024-05-15): The attached WVOE confirms the borrower's bonus is received annually but had not yet been received at the time of  application. The bonus is calculated as follows:
([REDACTED]of calculated bonus income last year + [REDACTED]of calculated bonus income two years ago) [REDACTED] per month. With this bonus income added. DTI is [REDACTED].
																		05/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11496			30437893			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final 1003 is incomplete due to Primary & REO properties owned by the borrower are not reflecting on REO Section . Please provide a revised 1003 with all sections completed.				Reviewer Comment (2024-04-29): Updated final 1003 received with Primary and REO properties on REO section. Exception cleared. Buyer Comment (2024-04-26): please see attached, 1003 with corrected information in the REO.	04/29/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B		N/A	No
[REDACTED]	RCKT2024INV11496			30437983			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.				Reviewer Comment (2024-04-29): Provided Hazard insurance policy coverage amount is higher than the loan amount. Exception cleared. Buyer Comment (2024-04-26): Please see attached, confirmation the subject property coverage is greater than the loan amount	04/29/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B		N/A	No
[REDACTED]	RCKT2024INV11496			30438715			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-09): Seller acknowledges exception, secondary valuation received and supports value.			05/09/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B		N/A	No
[REDACTED]	RCKT2024INV11505			30441293			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Buyer Comment (2024-04-26): Seller acknowledges exception, no change to grading.			04/26/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B		N/A	No
[REDACTED]	RCKT2024INV11505			30443690			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Please provide the windstorm insurance policy to the monthly amount of [REDACTED].				Reviewer Comment (2024-04-26): Provided Windstorm insurance policy to verify the monthly amount. Exception cleared Buyer Comment (2024-04-26): Please see the attached wind insurance policy.	04/26/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B		N/A	No
[REDACTED]	RCKT2024INV10615			30494190			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-07): CDA received and supports value. Exception cleared.	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		AL	Second Home	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10615			30494558			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED] Fee Tolerance exceeded. Total amount of [REDACTED]exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance of [REDACTED] exceeds tolerance of [REDACTED] Evidence of cure for the increase of [REDACTED]was not provided. Recording Fee was disclosed as [REDACTED]on the Initial Loan Estimate, but increased to [REDACTED]on the Final Closing Disclosure without a valid Change of Circumstance.				Reviewer Comment (2024-05-08): [REDACTED] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Buyer Comment (2024-05-07): Please see attached PCCD package mailed to borrower curing the issue.		05/08/2024		2	C	B	C	B	C	B	C	B	C	B		AL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10615			30496089			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED]disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect formatplacement.					Buyer Comment (2024-05-06): Seller acknowledges the exception, no change to grading.			05/06/2024	2	B	B	B	B	B	B	B	B	B	B		AL	Second Home	Purchase	Good Faith Redisclosure	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10956			30496054			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [REDACTED]days of the loan application date.				Buyer Comment (2024-05-06): Seller accepts with no change in grading			05/06/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV11155			30498853			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Buyer Comment (2024-05-08): Seller acknowledges the exception, no change to grading.			05/08/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Second Home	Purchase		B	B	A	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11315			30496067			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Buyer Comment (2024-05-09): Seller acknowledges exception, no change to grading.			05/09/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Second Home	Purchase		C	B	C	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11315			30496927			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) Verification of Mortgage (VOM) is required and was not found in file.		VOR is required and is missing. The fully executed lease is in the file; however, [REDACTED]months cancelled checks or an equivalent payment source was not provided.				Reviewer Comment (2024-05-06): As per given trailing document VOR is not required for borrower and we have fully executed lease agreement for borrower for [REDACTED]months of rental history. Exception Cleared Buyer Comment (2024-05-06): Please see attached response regarding the VOR/cancelled checks.	05/06/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Second Home	Purchase		C	B	C	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11343			30496145			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]		[REDACTED]e returned a CU score of [REDACTED]Secondary Valuation is missing from the file.				Reviewer Comment (2024-05-03): Received the desk review which supports the appraised value of [REDACTED].	05/03/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11387			30497514			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED]disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect formatplacement.					Buyer Comment (2024-05-06): Seller accepts. No change to grading.			05/06/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV11391	30470821	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [REDACTED] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [REDACTED]exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Transfer Tax was last disclosed as [REDACTED]on the Loan Estimate, but was disclosed as [REDACTED]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [REDACTED], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2024-05-14): [REDACTED]received PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2024-05-13): Please see attached copy of the cure check.

Reviewer Comment (2024-05-13): [REDACTED] received same copy of check. But, provided copy of the refund check reflects incomplete information. Please provided fully completed copy of the refund check with includes refund amount, Check date, Check number and signature authorization to complete remediation.

Buyer Comment (2024-05-10): See attached check copy

Reviewer Comment (2024-05-10): [REDACTED] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check. But, provided copy of the refund check lox reflects incomplete information. Please provided fully completed copy of the refund check with includes refund amount, Check date, Check number and signature authorization to complete remediation.

Buyer Comment (2024-05-09): See attached package, cure check and verification of out for delivery.
																			05/14/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV11391			30470847			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Buyer Comment (2024-05-09): Seller acknowledges the exception, no change to grading. Buyer Comment (2024-05-09): Are you able to clear based on the secondary valuation supports value?			05/09/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11528			30496049			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-03): Received the desk review which supports the appraised value of [REDACTED].	05/03/2024			1	D	A	D	A	D	A	D	A	D	A		TN	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11589			30496108			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. AVM supports value. ; [REDACTED]	Note Date: ___; Lien Position: ___	AVM returned an FSD score of [REDACTED], which exceeds the Fitch requirement of [REDACTED]or less for an LTV of [REDACTED]. A desk review is required				Buyer Comment (2024-05-10): Seller acknowledges the exception, no change to grading.			05/10/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Second Home	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11589			30497592			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The subject is located in a condo project. The file was missing the [REDACTED] policy.				Reviewer Comment (2024-05-06): Provided Condominium [REDACTED] policy document. Exception cleared Buyer Comment (2024-05-06): Please see the attached Condo insurance policy.	05/06/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10625			30485717			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Buyer Comment (2024-05-02): Seller acknowledges the exception, no change to grading.			05/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Investment	Purchase		D	B	B	B	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10625			30485718			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-03): Received the desk review which supports the appraised value of [REDACTED].	05/03/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Investment	Purchase		D	B	B	B	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10876			30484445			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file was missing the co-borrower's [REDACTED]W2 or third party verification of income with this information. Please provide for review.				Reviewer Comment (2024-05-02): [REDACTED]W-2 received. Exception Cleared. Buyer Comment (2024-05-02): Please see attached	05/02/2024			1	C	A	C	A	C	A	C	A	C	A		VT	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10876			30484460			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.				Reviewer Comment (2024-05-02): As per provided confirmation and document present in file, it reflects Policy is Replacement cost policy, Exception Cleared. Buyer Comment (2024-05-02): Please review [REDACTED][REDACTED]which contains the declarations page. In the bottom left, above the mortgagee clause it states "Dwelling is insured for Replacement Cost"	05/02/2024			1	C	A	C	A	C	A	C	A	C	A		VT	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10903			30489605			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		File is missing the executed final settlement statement to verify the net proceeds for the sale of the [REDACTED]property as required by DU Condition #[REDACTED].				Reviewer Comment (2024-05-03): HUD-1 received reflecting proceeds due to seller of [REDACTED]. Exception Cleared. Buyer Comment (2024-05-03): Please see attached settlement statement for this property.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10903			30489620			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		Verified reserves of [REDACTED]are insufficient to cover the DU required reserves of [REDACTED]. Shortage is due missing the executed final settlement statement to verify the net proceeds of [REDACTED]for the sale of the [REDACTED] property as required by DU Condition #[REDACTED].				Reviewer Comment (2024-05-03): HUD-1 received reflecting proceeds due to seller of [REDACTED]fullfilling Reserve requirement. Exception Cleared. Buyer Comment (2024-05-03): Please see attached settlement statement for this property.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10903			30489623			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.		Verified assets of [REDACTED]are insufficient to cover the DU qualifying asset of [REDACTED]. Shortage is due missing the executed final settlement statement to verify the net proceeds of [REDACTED]for the sale of the [REDACTED]property as required by DU Condition #[REDACTED].				Reviewer Comment (2024-05-03): HUD-1 received reflecting proceeds due to seller of [REDACTED]. Exception Cleared. Buyer Comment (2024-05-03): Please see attached settlement statement for this property.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11120			30489781			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-09): Received the desk review which supports the appraised value of [REDACTED]. Reviewer Comment (2024-05-08): The CDA received does not match the appraisal. Requesting assistance from the vendor regarding the report received.	05/09/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11143			30490003			Credit	Missing Document	General	Missing Document	Missing Document: Credit Card Statement not provided		Borrower's credit inquiry letter verified a new [REDACTED] credit card was opened with a balance of [REDACTED]and payment of [REDACTED]. File is missing the credit card statement to verify the balance and payment used for qualification. Upon receipt of the credit card statement, additional conditions may apply.				Reviewer Comment (2024-05-03): Debt as a result of the inquiry is reported on the credit report. Exception cleared. Buyer Comment (2024-05-03): Please be advised this debt is already listed on the credit report[REDACTED] account ending in [REDACTED].	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11158			30489963			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-03): Received the desk review which supports the appraised value of [REDACTED].	05/03/2024			1	D	A	D	A	D	A	D	A	D	A		IN	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11182			30491526			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2024-05-03): HOI Policy received. Exception Cleared. Buyer Comment (2024-05-03): Please see the attached HOI policy.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11182			30491569			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-03): Received the desk review which supports the appraised value of [REDACTED].	05/03/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11311			30485274			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-03): Received the desk review which supports the appraised value of [REDACTED].	05/03/2024			1	D	A	D	A	D	A	D	A	D	A		MO	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11311			30485298			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing the final CD from closing to verify the PITIA for this property, please provide for review.				Reviewer Comment (2024-05-02): Final CD received. Exception Cleared. Buyer Comment (2024-05-02): Please see attached final CD verifying the non-subject liabilities.	05/02/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11311			30488894			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing evidence of HOA dues on the primary residence, please provide for review.				Reviewer Comment (2024-05-02): Copy of Appraisal page received confirming HOA dues on property. Exception Cleared. Buyer Comment (2024-05-02): Please see attached verification on non-subject HOA dues.	05/02/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11314	30494406	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The borrower appears to have been overseas in [REDACTED], but is now residing back in the US. Please confirm the borrower's current housing as the 1003 states no housing expense at the subject property. If the borrower is not residing at the subject, provide evidence of current address and monthly housing expenses, as applicable.	Reviewer Comment (2024-05-03): Received a printout of the lender's internal comment system and client is attesting that the borrower spends[REDACTED]months out of the year in the [REDACTED] as a [REDACTED]State Employee, and the subject is rented out when the borrower is out of the country.

This is a cash out refinance and the credit report and title commitment verify no open mortgages. And page [REDACTED]of the subject insurance policy verifies 0 months owner occupied and [REDACTED]times rented per year which supports the lender attestation.

Buyer Comment (2024-05-03): Please see the attached internal LOX indicating the borrower is out of the country for a majority of the year and housing expenses are covered while out of country.
																		05/03/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11314			30494417			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file was missing the [REDACTED]W2 or a third party income verification containing this information. Please provide for review.				Reviewer Comment (2024-05-03): [REDACTED]W-2 received. Exception Cleared. Buyer Comment (2024-05-03): Please see the attached [REDACTED]W2.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11316	30494360	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Documentation is required to verify the [REDACTED]mortgage with [REDACTED] acct#[REDACTED]on the borrower's primary residence was paid off and source of funds to pay off the count as indicated on the Underwriting Transmittal. This is required in order to exclude the [REDACTED]monthly payment from qualifying	Reviewer Comment (2024-05-06): Lender resubmitted revised AUS findings removing funds for the payoff of the [REDACTED]on the primary. Confirmed liquid funds are sufficient to meet the payoff amount. Satisfaction additionally shows the HELOC was paid prior to consummation of the subject lien. Exception cleared.

Buyer Comment (2024-05-03): Please see attached, Mortgage Satisfaction, AUS findings, 1003, and 1008. The mortgage satisfaction confirms the mortgage payment can be excluded from the DTI. We have also backed out the payoff of the mortgage debt out of already verified assets. The updated asset calculations are reflected on the 1003 and 1008. The AUS findings confirm all changes are still A/E. Please review.
																		05/06/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11382			30489004			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final 1003 is incomplete due to missing the parcel of land on [REDACTED]. Please provide a revised 1003 with section [REDACTED]inclusive of both [REDACTED] properties.				Reviewer Comment (2024-05-08): Received final 1003 with section [REDACTED]inclusive of [REDACTED] property. Exception cleared. Buyer Comment (2024-05-07): Please see attached updated 1003.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11397			30493944			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final 1003 is incomplete due to mortgages for [REDACTED]rental properties ([REDACTED]) were disclosed under the Liabilities section and not the REO section. A revised Final 1003 with the liabilities section corrected and the properties disclosed in the REO section is required.				Reviewer Comment (2024-05-03): Revised loan application provided reflecting the two additional properties in the REO section. Exception cleared. Buyer Comment (2024-05-03): Please see the attached updated 1003.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11404			30491498			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		LP qualified the borrower with a savings account balance of [REDACTED]and required reserves of [REDACTED]. File only contains the borrower's full checking account statement dated [REDACTED]with a balance of [REDACTED]. This account has been excluded. Please provide the most recent savings account statement (with all pages) to verify the balance submitted to LP.				Reviewer Comment (2024-05-03): Received the full bank statement which verifies the saving account with a balance of [REDACTED]that was submitted to LP. Buyer Comment (2024-05-03): Please see attached, full [REDACTED] statement, including savings account used to qualify. Please note, account statement shows savings account used to qualify, and confirms borrower is joint owner of savings account, on page [REDACTED] of statement.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11404			30491499			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.		LP qualified the borrower with a savings account balance of [REDACTED]and required assets of [REDACTED]. File only contains the borrower's full checking account statement dated [REDACTED]with a balance of [REDACTED]. This account has been excluded. Please provide the most recent savings account statement (with all pages) to verify the balance submitted to LP.				Reviewer Comment (2024-05-03): Received the full bank statement which verifies the saving account with a balance of [REDACTED]that was submitted to LP. Buyer Comment (2024-05-03): Full [REDACTED] statement uploaded to trailing docs, including savings account used to qualify. Please note, account statement shows savings account used to qualify, and confirms borrower is joint owner of savings account, on page [REDACTED]of statement.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11430			30489106			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-07): CDA provided and supports value. Exception cleared.	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11480			30483936			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-03): Received the desk review which supports the appraised value of [REDACTED].	05/03/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11497			30485612			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.				Reviewer Comment (2024-05-10): As per Email confirmation provided, Polciy is written to Replacement cost. Exception Cleared. Buyer Comment (2024-05-10): Please see attached, confirmation from [REDACTED] the policy is written to Replacement cost.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11500			30484444			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-05-03): Received the desk review which supports the appraised value of [REDACTED].	05/03/2024			1	D	A	D	A	D	A	D	A	D	A		PA	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11507			30494424			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___ ___	Please provide evidence of HOA dues for the indicated properties. The[REDACTED] in file are cut off and the information cannot be verified.				Reviewer Comment (2024-05-06): Please provide HOA verification document for the property [REDACTED]. Exception Remains Buyer Comment (2024-05-06): See attached HOA for[REDACTED]. [REDACTED] was submitted last week but is attached again. Reviewer Comment (2024-05-03): Provided HOA document is for some other property than the Borrower owned REO's. Please provide HOA verification document for[REDACTED] and [REDACTED] property. Exception Remains. Buyer Comment (2024-05-03): See attached screenshot showing HOA monthly of [REDACTED]and updated 1003 and 1008	05/06/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11519			30488736			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing the insurance documentation for this property, please provide for review.				Reviewer Comment (2024-05-03): Received the client's comment screen printout. Borrower verified this property owned free and clear is not insured at this time. Buyer Comment (2024-05-03): Please see the attached screen shots from our LOS tracking items. Client confirmed on [REDACTED] this property does not have an HOI policy.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11551			30484796			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-05-03): Received the desk review which supports the appraised value of [REDACTED].	05/03/2024			1	D	A	D	A	D	A	D	A	D	A		PA	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11551			30484949			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Tax and Insurance verification documents are missing for the REO property.				Reviewer Comment (2024-05-03): As per provided Mortgage Statement, Tax and Insurance is escrowed in Monthly payments and are paid by Entity other than Borrower and Co-borrower. Exception Cleared. Buyer Comment (2024-05-03): Please see attached	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11575			30489076			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.				Reviewer Comment (2024-05-07): Received Correspondence from HOI agent and its confirming policy is written to full replacement cost. Exception cleared. Buyer Comment (2024-05-06): Please see attached correspondence from HOI agent confirming policy is written to full replacement cost.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11575			30489087			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-05-07): CDA was provided to satisfy exception.	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11575			30489857			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final 1003 is incomplete due to REO section does not have primary residence listed. Please provide a revised 1003 with all sections completed.				Reviewer Comment (2024-05-07): Updated final 1003 provided with primary residence [REDACTED] Exception cleared. Buyer Comment (2024-05-06): My apologies, please see correct 1003, attached. Reviewer Comment (2024-05-03): The Final 1003 in the file and the one that was just uploaded both disclosed the subject investment property as the borrower's primary residence. A corrected Final 1003 with the [REDACTED] address disclosed as the primary address on page [REDACTED]is required. Exception remains. Buyer Comment (2024-05-03): Please see updated 1003, attached.	05/07/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11575	30491212	Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.	No asset documents were provided to confirm reserves	Reviewer Comment (2024-05-03): Received the borrower's [REDACTED] bank statement to verify sufficient reserves.

Buyer Comment (2024-05-03): Please see the attached bank statement, showing the savings account used to qualify for reserves. The statement is missing [REDACTED]pages, however all pages of the statement showing the account used to qualify are present, as well as the first page confirming ownership. Section [REDACTED] of [REDACTED] Selling Guide outlines what is needed to meet documentation requirements for bank accounts. This guideline does not require all pages, as long as the documentation provided clearly shows the following information:

1. clearly identify the financial institution,
2. clearly identify the borrower as the account holder,
3. include at least the last four digits of the account number,
4. include the time period covered by the statement,
5. include all deposits and withdrawal transactions (for depository accounts),
6. include all purchase and sale transactions (for  [REDACTED] accounts), and
7. include the ending account balance.

The documentation meets this requirement, therefore the attached statement is sufficient to clear this exception. Please clear exception.
																		05/03/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11575	30491213	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.	No asset documents were provided to confirm reserves	Reviewer Comment (2024-05-03): Received the borrower's [REDACTED] bank statement to verify sufficient reserves.

Buyer Comment (2024-05-03): Please see the attached bank statement, showing the savings account used to qualify for reserves. The statement is missing [REDACTED]pages, however all pages of the statement showing the account used to qualify are present, as well as the first page confirming ownership. Section [REDACTED] of[REDACTED] Selling Guide outlines what is needed to meet documentation requirements for bank accounts. This guideline does not require all pages, as long as the documentation provided clearly shows the following information:

1. clearly identify the financial institution,
2. clearly identify the borrower as the account holder,
3. include at least the last [REDACTED]digits of the account number,
4. include the time period covered by the statement,
5. include all deposits and withdrawal transactions (for  [REDACTED] accounts),
6. include all purchase and sale transactions (for  [REDACTED] accounts), and
7. include the ending account balance.

The documentation meets this requirement, therefore the attached statement is sufficient to clear this exception. Please clear exception.
																		05/03/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11576			30484885			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final 1003 is incomplete due to the borrowers primary residence not being disclosed under section 3a. Please provide a revised 1003 with all sections completed.				Reviewer Comment (2024-05-03): Received the corrected Final 1003 with the primary residence now disclosed in the REO section. Buyer Comment (2024-05-03): please see attached	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B		N/A	No
[REDACTED]	RCKT2024INV11576			30489577			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. AVM supports value. ; [REDACTED]	Note Date: ___; Lien Position: ___	The file was missing the secondary valuation required for securitization purposes.				Buyer Comment (2024-05-08): Seller accepts with no change in grading Reviewer Comment (2024-05-03): AVM returned an FSD score of [REDACTED], which exceeds the [REDACTED]requirement of [REDACTED]or less for an LTV equal or less than [REDACTED]. A desk review is required.			05/08/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B		N/A	No
[REDACTED]	RCKT2024INV11578	30489612	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUSGuideline Findings: All conditions were not met	Loan was submitted to LP with an excluded installment balance of [REDACTED]as well of a payoff of[REDACTED]with a balance of [REDACTED]. Documentation was not provided to support the exclusion of the installment loan nor documentation to confirm the mortgage payoff. Based on the file documentation, the borrower was required to pay an IRS lien of [REDACTED]. Resubmission to LP is required with the credit section corrected.	Reviewer Comment (2024-05-06): Final CD provided for the refinance of the primary residence confirming the the tax lien was paid. The proceeds from the subject transaction of [REDACTED]were used to cover the cash to close on the primary residence transaction, which was reflected as an installment debt with [REDACTED]payment on AUS. This debt was not excluded. PITIA on the subject and primary were both considered, and the tax lien was paid with the primary residence transaction. Exception cleared.

Reviewer Comment (2024-05-03): Received the final CD for the cash out refinance of the primary residence to verify the IRS tax lien of [REDACTED]was paid off in full. Final CD also verified the borrower was required to bring cash to close of [REDACTED].

Borrower received net cash back from the subject cash out refinance of [REDACTED]however, documentation was not provided to verify these proceeds were applied to the primary residence refinance.

Please provide a copy of the certified or signed and dated final settlement statement to verify that the subject net proceeds were transferred to the new [REDACTED] loan for the primary residence.

Buyer Comment (2024-05-03): Please see attached, the closing disclosure for [REDACTED] #[REDACTED]. The funds from [REDACTED] went directly to the cash to close for #[REDACTED]. Please also reference page [REDACTED]of the closing disclosure to confirm the IRS Tax Lien was paid with the proceeds from RM #[REDACTED]. Also, the debt for #[REDACTED]was not excluded. The debt was included in the form of the REO payment on property [REDACTED]. It had to be included in the debts portion of the 1003 to account for where the funds were going. Please review.
																		05/06/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11578	30489686	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.	Title commitment #[REDACTED]verified a federal tax lien on the subject property. File is missing documentation to verify the lien was paid in full and released as required by the IRS payoff letter date [REDACTED].	Reviewer Comment (2024-05-06): Final CD provided for the refinance of the primary residence confirming the the tax lien was paid. The proceeds from the subject transaction of [REDACTED]were used to cover the cash to close on the primary residence transaction, which was reflected as an installment debt with [REDACTED]payment on AUS. This debt was not excluded. PITIA on the subject and primary were both considered, and the tax lien was paid with the primary residence transaction. Exception cleared.

Reviewer Comment (2024-05-03): Received the final CD for the cash out refinance of the primary residence to verify the IRS tax lien of [REDACTED]was paid off in full. Final CD also verified the borrower was required to bring cash to close of [REDACTED].

Borrower received net cash back from the subject cash out refinance of [REDACTED]however, documentation was not provided to verify these proceeds were applied to the primary residence refinance.

Please provide a copy of the certified or signed and dated final settlement statement to verify that the subject net proceeds were transferred to the new [REDACTED] loan for the primary residence.

Buyer Comment (2024-05-03): Please see attached, the closing disclosure for [REDACTED]. The funds from [REDACTED]went directly to the cash to close for #[REDACTED]. Please also reference page [REDACTED]of the closing disclosure to confirm the IRS Tax Lien was paid with the proceeds from [REDACTED] #[REDACTED]. Also, the debt for #[REDACTED]was not excluded. The debt was included in the form of the REO payment on property [REDACTED]. It had to be included in the debts portion of the 1003 to account for where the funds were going. Please review.
																		05/06/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11582			30484701			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form [REDACTED]was not provided.	-	Inspection of Second Floor beam was not provided.				Reviewer Comment (2024-05-03): Received inspection for licensed contractor verifying the structure is acceptable. Exception cleared. Buyer Comment (2024-05-02): The appraisal was made subject to a property inspection. Please see the attached inspection report.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		C	A	A	A	A	A	C	A		N/A	No
[REDACTED]	RCKT2024INV11594			30494138			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [REDACTED]						Reviewer Comment (2024-05-07): CDA was provided but did not satisfy appraised value.	05/07/2024			1	D	A	D	A	D	A	D	A	D	A		OH	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11594			30512955			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. [REDACTED]						Reviewer Comment (2024-05-23): Value Reconciliation confirms value at $[REDACTED]. Exception cleared Reviewer Comment (2024-05-15): BPO added - property grading remains a C due to CDA being < 10% of value. Exception remains.	05/23/2024			1		A		A		A		A		A		OH	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10043			30519550			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]						Reviewer Comment (2024-05-13): Received the desk review with a value of [REDACTED]which is [REDACTED] lower than the original appraised value of [REDACTED]. Variance is below the maximum tolerance of [REDACTED].	05/13/2024			1	D	A	D	A	D	A	D	A	D	A		MA	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10051			30525387			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]						Reviewer Comment (2024-05-13): Received the desk review which supports the appraised value of [REDACTED].	05/13/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10087			30525772			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]						Reviewer Comment (2024-05-13): Received the desk review which supports the appraised value of [REDACTED].	05/13/2024			1	D	A	D	A	D	A	D	A	D	A		VA	Investment	Refinance - Rate/Term		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10103			30517792			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]						Reviewer Comment (2024-05-13): Received the desk review which supports the appraised value of [REDACTED].	05/13/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10120			30522719			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing the insurance and HOA documentation, if applicable, for this property. Please provide for review.				Reviewer Comment (2024-05-10): Provided Hazard Insurance document policy premium matches the remaining amount mentioned in 1003. Exception cleared Buyer Comment (2024-05-10): Please see attached, Home owners insurance information for [REDACTED]There are no HOA dues on this property to report.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10226			30526290			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.				Reviewer Comment (2024-05-10): Sufficient HOI coverage is found on subject Buyer Comment (2024-05-10): Per guidelines, the coverage is sufficient if it covers the lower of the loan amount or replacement cost. The loan amount is [REDACTED]and dwelling coverage is [REDACTED].	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B		N/A	No
[REDACTED]	RCKT2024INV10226			30526295			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. AVM supports value. ; [REDACTED]	Note Date: ___; Lien Position: ___					Buyer Comment (2024-05-10): Seller accepts. No change to grading.			05/10/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Investment	Refinance - Cash-out - Other		C	B	C	A	A	A	B	B		N/A	No
[REDACTED]	RCKT2024INV10235			30525867			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file contained third party verifications for both businesses, however, the Secretary of State lookups were timestamped over a year prior to consummation. Please provide the third party verifications obtained within [REDACTED]days prior to Note for both of the [REDACTED].				Reviewer Comment (2024-05-10): Updated verification document received. Exception Cleared. Buyer Comment (2024-05-10): See attached updated verification of self employment.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10348			30522305			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing all PITIA documentation for this property, please provide for review.				Reviewer Comment (2024-05-10): Mortgage Statement received. Exception Cleared. Buyer Comment (2024-05-10): please see attached	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10452			30527005			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]						Reviewer Comment (2024-05-13): Received the desk review which supports the appraised value of [REDACTED].	05/13/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10495	30519775	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) Verification of Mortgage (VOM) not provided	Verification of Rent required to verify rental payment history of most recent [REDACTED]months.	Reviewer Comment (2024-05-14): Received borrower lease agreement along with bank statement showing the payments

Buyer Comment (2024-05-14): Attached is the payment history for the rent payment. Also attached are [REDACTED]lease agreements. It was updated from [REDACTED]month to [REDACTED]month in december [REDACTED].

Reviewer Comment (2024-05-13): Borrower is currently renting at the primary residence. This is an agency investment refinance loan approved through DU. Lender guidelines do not apply. DU Condition #[REDACTED]requires one of the following: a VOR from the landlord; [REDACTED] months cancelled checksequivalent payment source; six months of bank statements to verify [REDACTED] consecutive rent payments, or a copy of the fully executed lease agreement and [REDACTED]months cancelled checksequivalent payment source.

File contains the lease agreement effective [REDACTED] that was only signed by the borrower and not the landlord. And verification of the rent payments in accordance with DU requirements was not provided. Exception remains.

Reviewer Comment (2024-05-13): Cleared in error.

Reviewer Comment (2024-05-10): Borrower having REO property with 5months of housing history. Exception cleared

Buyer Comment (2024-05-10): Our guidelines do not require a verification of rent.
																		05/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Rate/Term		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10495			30522396			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-13): Received the desk review which supports the appraised value of [REDACTED].	05/13/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Investment	Refinance - Rate/Term		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10528			30525868			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Borrower was qualified with monthly self-employed income of [REDACTED]and a DTI of [REDACTED]. [REDACTED]Schedule C verifies a [REDACTED]year average income of [REDACTED]resulting in a DTI of [REDACTED].				Reviewer Comment (2024-05-10): As per explanation provided below and in CPA letter, Advertising expense was one time expense and has been added back to Income. Exception Cleared. Buyer Comment (2024-05-10): The self employment income is calculated by taking the Net profit from line [REDACTED] schedule C [REDACTED], plus the one time advertising expenses of [REDACTED]line [REDACTED]of the schedule C, minus melas and entertainment of [REDACTED]divided by [REDACTED]months. One time expenses are added back to income. Please see the LOX on page [REDACTED] regarding the one time expenses.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10563			30530943			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing the hazard insurance for this property, please provided for review.				Reviewer Comment (2024-05-30): 2022 Schedule E tax returns confirms property is owned free and clear and no expense for HOI. Exception cleared. Buyer Comment (2024-05-10): 310 [REDACTED] is a free and clear property that does not require homeowners insurance.	05/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10563			30531248			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender to document the reason for the [REDACTED] not being included on the REO schedule of the 1003 and considered in the debt assessment. If these properties were sold, please document the same. If they are not held as personal obligations, please advise. If they were considered, please document the full PITIA for both and provide an updated 1003.				Reviewer Comment (2024-05-14): Documentation was provided to confirm sale of [REDACTED]property and [REDACTED] property is no longer owned by borrowers. Exception cleared. Buyer Comment (2024-05-13): Please see the attached evidence that client is no longer an owner of either non-subject property. The county tax records show a new owner of [REDACTED]and also attached is evidence of the wire proceeds for [REDACTED]	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10753			30519675			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.				Reviewer Comment (2024-05-15): RCE document received. Exception Cleared. Buyer Comment (2024-05-15): Please see the attached RCE, showing policy is written to full replacement cost	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		ME	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV10888			30526148			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount				Reviewer Comment (2024-05-14): Email from insurance confirmed dwelling coverage is sufficient to replace subject. Exception cleared. Buyer Comment (2024-05-10): please see attached	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10888			30526393			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-14): CDA provided to satisfy exception. Exception Cleared.	05/14/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10893			30526182			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing[REDACTED]						Reviewer Comment (2024-05-13): Received the desk review which supports the appraised value of [REDACTED].	05/13/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Investment	Refinance - Cash-out - Other		D	C	C	C	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10893	30527707	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.	Reviewer Comment (2024-05-13): File is missing the attachment for the Schedule of Forms, Endorsements, and Schedules. The one-page insurance policy only reflects the words Extended Coverage. It does not verify the percentage or dollar amount of the extended coverage and the policy does not contain the replacement cost verbiage.

Please provide an updated policy with the percentage or dollar amount of the extended coverage with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.

Buyer Comment (2024-05-10): Please see page [REDACTED], the insurance coverage listed under Coverage A includes 'extended coverage'. This confirms the coverage extends to the Replacement cost estimate of the property insurer. There is a premium listed next to extended coverage which also confirms it is part of the total insurance coverage. Please review.
																					3	C	C	C	C	C	C	C	C	C	C		NY	Investment	Refinance - Cash-out - Other		D	C	C	C	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10911			30524626			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-13): Received the desk review which supports the appraised value of [REDACTED].	05/13/2024			1	D	A	D	A	D	A	D	A	D	A		ME	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10929			30521716			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]						Reviewer Comment (2024-05-13): Received the desk review which supports the appraised value of [REDACTED].	05/13/2024			1	D	A	D	A	D	A	D	A	D	A		PA	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV10967			30519724			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The subject is located in a condo project. The file was missing the condominium [REDACTED] policy.				Reviewer Comment (2024-05-10): [REDACTED]Policy received. Exception Cleared. Buyer Comment (2024-05-10): Please see attached, Condo [REDACTED] for Condo project	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11034			30524776			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	REO tax verification missing. Please provide for review				Reviewer Comment (2024-05-10): Provided document not reflecting property address, Please provide Tax verification document. Exception Remains Buyer Comment (2024-05-10): Please see attached taxes for this commercial property.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11035			30526301			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]						Reviewer Comment (2024-05-14): CDA provided to clear exception. Exception cleared.	05/14/2024			1	D	A	D	A	D	A	D	A	D	A		DC	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11035			30526915			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file was missing the source phone number for verbal verification of employment. Please provide for review.				Reviewer Comment (2024-05-10): As per provided Screenshot it is confirmed that Phone Number was verified through Google. Exception Cleared. Buyer Comment (2024-05-10): Please see the attached screenshot confirming the number was verified using Google.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		DC	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11044			30526899			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-13): Received the desk review which supports the appraised value of [REDACTED].	05/13/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11044			30527227			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.		Subject property is located in the [REDACTED]. The homeowner's insurance declarations page in the file verified an effective date after the consummation date. Please provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.				Reviewer Comment (2024-05-10): Provided prior HOI policy. Exception cleared Buyer Comment (2024-05-10): See attached HOI	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11044	30527509	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing the mortgage statement documentation for this property, please provide for review.	Reviewer Comment (2024-05-16): Received signed statement from [REDACTED] verifying P&I as well as an amortization schedule which includes verification of payments received for this private lien. Exception cleared.

Buyer Comment (2024-05-14): Please see attached notes for all these properties. Regarding the [REDACTED] property, the terms are a fixed rate and the P&I do not change. This can be used for the P&I on this property as well.

Reviewer Comment (2024-05-13): The borrower's explanation letter for the [REDACTED]properties at[REDACTED]cannot be used. The notes for the private loans between the borrower and father are required to the verify the P&I payments on each property as disclosed on the Final 1003.

For the [REDACTED] property, the expired mortgage calculator printout with the property address handwritten is dated [REDACTED]and cannot be used to verify the P&I payment. A current statement for the [REDACTED] property is required. Exception remains.

Reviewer Comment (2024-05-13): Cleared in error.

Reviewer Comment (2024-05-11): For the properties ([REDACTED] LOX document provided but not verified P&I, Please provide mortgage statements to verify P&I. Exception Remains

Buyer Comment (2024-05-10): See attached mortgage statements
																		05/16/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11044	30527510	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing the mortgage statement documentation for this property, please provide for review.	Reviewer Comment (2024-05-16): Received signed statement from [REDACTED] verifying P&I as well as an amortization schedule which includes verification of payments received for this private lien. Exception cleared.

Reviewer Comment (2024-05-13): The borrower's explanation letter for the [REDACTED]properties at [REDACTED]cannot be used. The notes for the private loans between the borrower and father are required to the verify the P&I payments on each property as disclosed on the Final 1003.
Exception remains.

Reviewer Comment (2024-05-13): Cleared in error.

Reviewer Comment (2024-05-11): For the properties ([REDACTED] LOX document provided but not verified P&I, Please provide mortgage statements to verify P&I. Exception Remains

Buyer Comment (2024-05-10): See attached private party mortgage statement
																		05/16/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11128			30522465			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]						Reviewer Comment (2024-05-14): CDA received and supports value. Exception cleared.	05/14/2024			1	D	A	D	A	D	A	D	A	D	A		VA	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11217			30529524			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower was on leave based on the [REDACTED]paystub and has since returned to work. The dates of the leave of absence are not verified which results in declining YTD earnings that would need to be considered. Please provide the start and end dates of the parental leave seen on the paystubs so diligence can recalculate the earnings accordingly. Income to be updated upon receipt of the LOA dates. If the dates are not confirmed, the [REDACTED]declining income will be used resulting in [REDACTED]month total income.				Reviewer Comment (2024-05-17): Received updated AUS, 1003, 1008, WVOE verifying dates of leave and UW Income Worksheet. Exception cleared. Buyer Comment (2024-05-17): Please see attached WVOE, explanation on updated income calculation, updated AUS findings, updated 10031008.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11373			30522327			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-13): Received the desk review which supports the appraised value of [REDACTED].	05/13/2024			1	D	A	D	A	D	A	D	A	D	A		MI	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11373			30522344			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file was missing the HOA dues for this property, please provide for review.				Reviewer Comment (2024-05-10): Provided Screenshot of appraisal verifies HOA dues [REDACTED]. Exception cleared Buyer Comment (2024-05-10): The loan on [REDACTED]was wrote by [REDACTED] in [REDACTED]. Please see screen shot attached from the appraisal confirming [REDACTED]month in HOA dues	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11378			30525988			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-05-11): Provided Title final document reflects coverage amount. Exception cleared Buyer Comment (2024-05-10): Please see attached, final title policy confirming the amount of insurance	05/11/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Investment	Purchase		B	A	B	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11385			30530044			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing the insurance documentation for this property, please provide for review.				Reviewer Comment (2024-05-13): As per provided below confirmation, Property is Vacant Lot and does not required Insurance on it. Exception Cleared. Buyer Comment (2024-05-13): This is a vacant lot and thus does not require nor carry property insurance. [REDACTED] does not require a borrower attestation stating there's no homeowners insurance expense when the property is vacant land.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11385			30530050			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing the insurance documentation for this property, please provide for review.				Reviewer Comment (2024-05-13): As per provided below confirmation, Property is Vacant Lot and does not required Insurance on it. Exception Cleared. Buyer Comment (2024-05-13): This is a vacant lot and thus does not require nor carry property insurance. [REDACTED] does not require a borrower attestation stating there's no homeowners insurance expense when the property is vacant land.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11385			30530056			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing the insurance documentation for this property, please provide for review.				Reviewer Comment (2024-05-13): As per provided below confirmation, Property is Vacant Lot and does not required Insurance on it. Exception Cleared. Buyer Comment (2024-05-13): This is a vacant lot and thus does not require nor carry property insurance. [REDACTED] does not require a borrower attestation stating there's no homeowners insurance expense when the property is vacant land.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11385			30530061			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing the insurance documentation for this property, please provide for review.				Reviewer Comment (2024-05-13): As per provided below confirmation, Property is Vacant Lot and does not required Insurance on it. Exception Cleared. Buyer Comment (2024-05-13): This is a vacant lot and thus does not require nor carry property insurance. [REDACTED] does not require a borrower attestation stating there's no homeowners insurance expense when the property is vacant land.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11482			30525898			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-13): Received the desk review which supports the appraised value of [REDACTED].	05/13/2024			1	D	A	D	A	D	A	D	A	D	A		OH	Investment	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A		N/A	No
[REDACTED]	RCKT2024INV11559			30525704			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing the insurance documentation for this property, please provide for review.				Reviewer Comment (2024-05-30): Mortgage statement for property confirms escrow payment which confirms HOI expenses. Exception cleared. Buyer Comment (2024-05-10): Please see page 888/901. This is the mortgage statement for [REDACTED]. The statement confirms the escrow amount for the property is [REDACTED] monthly. This is the amount we used to qualify with. No further insurance information is required. Please review.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11559			30530701			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		1003 states[REDACTED]as borrower's primary residence with no housing expense. This same property is listed as an investment property but appears to be the primary residence as borrower is on title .				Reviewer Comment (2024-05-11): Provided 1003 verifies[REDACTED] property as primary property. Exception cleared Buyer Comment (2024-05-10): Please see attached, corrected 1003 confirming the property at [REDACTED] is the primary residence. Please also note, there is a mortgage on the property, but the mortgage statement confirms the borrower is not on that mortgage and the mortgage is not on the borrower's credit report. The only debt we are counting in the DTI is the escrow amount for taxes and insurance.	05/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A		N/A	No
[REDACTED]	RCKT2024INV11587			30526710			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. AVM does not support the value used to qualify. [REDACTED]		Loan was approved with an appraisal waiver with a stated value of [REDACTED]that is not supported by the AVM value of [REDACTED].								3	C	C	B	B	C	C	C	C	C	C		CA	Investment	Refinance - Rate/Term		C	C	C	A	A	A	C	C		N/A	No
[REDACTED]	RCKT2024INV11587	30526718	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.	Reviewer Comment (2024-05-14): Received replacement coverage cost - exception Cleared

Buyer Comment (2024-05-14): Please see attached. Estimated rebuilding cost is less than the coverage amount.

Reviewer Comment (2024-05-13): Testing is being performed against the value used, which was the [REDACTED]PIW. [REDACTED]*[REDACTED]= [REDACTED]. Coverage of [REDACTED]is insufficient by [REDACTED]to meet this requirement. RCE or policy showing sufficient coverage is required. Note - all diligence has is the summary sheet from the client, not the actual policy. It may be that the policy has additional information that could be reviewed. At this time, however, exception remains for additional information.

Buyer Comment (2024-05-10): Please see page [REDACTED], The coverage amount is [REDACTED]which exceeds the loan amount as well as the appraised amount on the AVM. Coverage is sufficient without replacement cost estimate. Please review.
																		05/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Rate/Term		C	C	C	A	A	A	C	C		N/A	No
[REDACTED]	RCKT2024INV10032			30516725			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing. [REDACTED]		Secondary valuation not provided.				Reviewer Comment (2024-05-13): Received the AVM with an FSD of [REDACTED]which supports the appraised value.	05/13/2024			1	D	A	B	A	D	A	C	A	D	A		WA	Second Home	Purchase		D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10032			30517369			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage ([REDACTED]: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Subject loan was originated under the Safe Harbor QM (APOR) designation however, the subject loan has tested as QM (APOR) Fail.				Reviewer Comment (2024-05-13): Verified DTI is [REDACTED]. LP approved the loan with a rounded down DTI of [REDACTED]. Exception has been cleared. Buyer Comment (2024-05-13): This is a[REDACTED] loan with AUS DTI requirements of meet the sheet. The 1008 and AUS we have provided reflect Approved eligible findings meeting guidelines with the current DTI, please review to clear.	05/13/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Second Home	Purchase	Lender to provide updated ATR/QM status	D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10032			30517392			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		VA Disability was calculated at [REDACTED]([REDACTED]grossed up [REDACTED]) versus [REDACTED]used for qualification.				Reviewer Comment (2024-05-13): Verified DTI is [REDACTED]. LP approved the loan with a rounded down DTI of [REDACTED]. Exception has been cleared. Buyer Comment (2024-05-13): This is a[REDACTED]loan with AUS DTI requirements of meet the sheet. The 1008 and AUS we have provided reflect Approved eligible findings meeting guidelines with the current DTI, please review to clear.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10032			30531025			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [REDACTED] moderately exceeds the guideline maximum of [REDACTED]. (DTI Exception is eligible to be regraded with compensating factors.)					Reviewer Comment (2024-05-13): Verified DTI is [REDACTED]. LP approved the loan with a rounded down DTI of [REDACTED]. Exception has been cleared. Buyer Comment (2024-05-13): This is a [REDACTED] loan with AUS DTI requirements of meet the sheet. The 1008 and AUS we have provided reflect Approved eligible findings meeting guidelines with the current DTI, please review to clear.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10032			30531026			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-05-13): Verified DTI is [REDACTED]. LP approved the loan with a rounded down DTI of [REDACTED]. Exception has been cleared. Buyer Comment (2024-05-13): This is a [REDACTED] loan with AUS DTI requirements of meet the sheet. The 1008 and AUS we have provided reflect Approved eligible findings meeting guidelines with the current DTI, please review to clear.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase		D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10032			30549446			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-29): Seller acknowledges the exception, no change to grading. Reviewer Comment (2024-05-29): Cleared in error. Exception re-opened. Reviewer Comment (2024-05-13): Received the AVM with an FSD of [REDACTED]which supports the appraised value.			05/29/2024	2		B		B		B		B		B		WA	Second Home	Purchase		D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10102			30565202			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]						Reviewer Comment (2024-05-16): CDA supporting value received. Exception cleared.	05/16/2024			1		A		A		A		A		A		MT	Second Home	Refinance - Cash-out - Other		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10104			30522251			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED]disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect formatplacement.					Buyer Comment (2024-05-10): Seller accepts with no change in grading			05/10/2024	2	B	B	B	B	B	B	B	B	B	B		NH	Second Home	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10164			30516403			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		File is missing the insurance policy for the subject second home purchase. Upon receipt of the missing insurance policy, additional conditions may apply.				Reviewer Comment (2024-05-10): 4 Buyer Comment (2024-05-10): Please see attached HOI dec page.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Second Home	Purchase		D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10164			30516752			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage ([REDACTED]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.				Reviewer Comment (2024-05-10): Undiscounted price determination worksheet verified [REDACTED] in points are eligible to be excluded from points and fees, which meets the industry standard of [REDACTED]. Buyer Comment (2024-05-10): We are passing the test. Please see attached to determine the [REDACTED]in excludable discount points.	05/10/2024			1	B	A	C	A	B	A	C	A	B	A		MI	Second Home	Purchase	Lender to provide updated ATR/QM status	D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10164			30516754			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [REDACTED]	Qualified Mortgage ([REDACTED]): Points and Fees on subject loan of [REDACTED] is in excess of the allowable maximum of [REDACTED] of the Federal Total Loan Amount. Points and Fees total [REDACTED]on a Federal Total Loan Amount of [REDACTED]vs. an allowable total of [REDACTED](an overage of [REDACTED]).					Reviewer Comment (2024-05-10): Undiscounted price determination worksheet verified [REDACTED] in points are eligible to be excluded from points and fees, which meets the industry standard of [REDACTED]. Buyer Comment (2024-05-10): We are passing the test. Please see attached to determine the [REDACTED]in excludable discount points.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Second Home	Purchase		D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10164			30516798			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing. [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-13): Received the AVM with an FSD of [REDACTED]which supports the appraised value.	05/13/2024			1	D	A	B	A	D	A	C	A	D	A		MI	Second Home	Purchase		D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10164			30549444			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. [REDACTED]	Lien Position: ___					Reviewer Comment (2024-05-29): Seller acknowledges the exception, no change to grading. Reviewer Comment (2024-05-29): Cleared in error. Exception re-opened. Reviewer Comment (2024-05-13): Received the AVM with an FSD of [REDACTED]which supports the appraised value.			05/29/2024	2		B		B		B		B		B		MI	Second Home	Purchase		D	B	C	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10167			30519707			Credit	Missing Document	General	Missing Document	Missing Document: HUDCD (Asset) not provided		The file was missing the Final Closing Statement for the sale of REO to verify the total net equity received and all liens are paid and closed. Please provide for review.				Reviewer Comment (2024-05-11): Provided final closing statement for the sold property. Exception cleared Buyer Comment (2024-05-10): Please see the attached final, signed ALTA for the sale of the borrower's departing primary, and clear all exceptions.	05/11/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10167			30525447			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Reserves discrepancy.		The file was missing the Final Closing Statement for the sale of REO to verify the total net equity received and all liens are paid and closed. Please provide for review.				Reviewer Comment (2024-05-11): Provided final closing statement for the sold property. Exception cleared Buyer Comment (2024-05-10): Please see the attached final, signed ALTA for the sale of the borrower's departing primary, and clear all exceptions.	05/11/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10167			30525448			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.		The file was missing the Final Closing Statement for the sale of REO to verify the total net equity received and all liens are paid and closed. Please provide for review.				Reviewer Comment (2024-05-11): Provided final closing statement for the sold property. Exception cleared Buyer Comment (2024-05-10): Please see the attached final, signed ALTA for the sale of the borrower's departing primary, and clear all exceptions.	05/11/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10167			30525452			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		The file was missing the Final Closing Statement for the sale of REO to verify the total net equity received and all liens are paid and closed. Please provide for review.				Reviewer Comment (2024-05-11): Provided final closing statement for the sold property. Exception cleared Buyer Comment (2024-05-10): Please see the attached final, signed ALTA for the sale of the borrower's departing primary, and clear all exceptions.	05/11/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10167			30525454			Credit	Asset	Asset Calculation / Analysis	Asset	AUS Findings: Available for Closing discrepancy.		The file was missing the Final Closing Statement for the sale of REO to verify the total net equity received and all liens are paid and closed. Please provide for review.				Reviewer Comment (2024-05-11): Provided final closing statement for the sold property. Exception cleared Buyer Comment (2024-05-10): Please see the attached final, signed ALTA for the sale of the borrower's departing primary, and clear all exceptions.	05/11/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10167			30526257			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUSGuideline Findings: All conditions were not met		The file was missing the Final Closing Statement for the sale of REO to verify the total net equity received and all liens are paid and closed. Please provide for review.				Reviewer Comment (2024-05-11): Provided final closing statement for the sold property. Exception cleared Buyer Comment (2024-05-10): Please see the attached final, signed ALTA for the sale of the borrower's departing primary, and clear all exceptions.	05/11/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10264			30517987			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing. [REDACTED]						Reviewer Comment (2024-05-14): AVM was provided to satisfy exception. Exception cleared. Buyer Comment (2024-05-14): The AVM has been obtained, please clear this issue.	05/14/2024			1	D	A	B	A	D	A	C	A	D	A		MI	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10264			30549445			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized, and was originated with an Appraisal Waiver. AVM supports value. ; [REDACTED]6	Note Date: ___; Lien Position: ___					Buyer Comment (2024-05-15): Seller acknowledges the exception, no change to grading.			05/15/2024	2		B		B		B		B		B		MI	Second Home	Purchase		D	B	A	A	A	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10291	30525320	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided	Final CD disclosed a gift of [REDACTED]however, the gift letter in the file for this gift is blank. Please provide the fully executed gift letter.	Reviewer Comment (2024-05-10): [REDACTED]Gift letters in the file combined value is more than the amount mentioned in AUS. Exception cleared

Buyer Comment (2024-05-10): Gift documentation in loan file shows combined total gift of [REDACTED]on pages[REDACTED]of loan file. Gift documentation on both pages is signed and dated by recipient and donor, and includes all required information. Receipt from escrow in file confirms total gift of [REDACTED]. Combined total is greater than actual gift received, therefore per guidelines, a new gift letter is not required. Please review and cancel exception and all waterfalls.
																		05/10/2024			1	C	A	C	A	C	A	C	A	C	A		AR	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10291	30525478	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Final CD disclosed a gift of [REDACTED]however, the gift letter in the file for this gift is blank. Please provide the fully executed gift letter as required by LP Condition #[REDACTED].	Reviewer Comment (2024-05-10): [REDACTED]Gift letters in the file combined value is more than the amount mentioned in Final CD. Exception cleared

Buyer Comment (2024-05-10): Gift documentation in loan file shows combined total gift of [REDACTED]on pages[REDACTED] of loan file. Gift documentation on both pages is signed and dated by recipient and donor, and includes all required information. Receipt from escrow in file confirms total gift of [REDACTED]. Combined total is greater than actual gift received, therefore per guidelines, a new gift letter is not required. Please review and cancel exception and all waterfalls.
																		05/10/2024			1	C	A	C	A	C	A	C	A	C	A		AR	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10291	30525489	Compliance	Compliance	Federal Compliance	ATR/QM Defect	IncomeAsset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income andor asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Verified assets of [REDACTED]are insufficient to cover the funds needed for closing of [REDACTED]. Final CD disclosed a gift of [REDACTED]however, the gift letter in the file for this gift is blank.	Reviewer Comment (2024-05-10): [REDACTED]Gift letters in the file combined value is more than the amount mentioned in Final CD. Exception cleared

Buyer Comment (2024-05-10): Gift documentation in loan file shows combined total gift of [REDACTED]on pages[REDACTED] of loan file. Gift documentation on both pages is signed and dated by recipient and donor, and includes all required information. Receipt from escrow in file confirms total gift of [REDACTED]. Combined total is greater than actual gift received, therefore per guidelines, a new gift letter is not required. Please review and cancel exception and all waterfalls.
																		05/10/2024			1	C	A	C	A	C	A	C	A	C	A		AR	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10291	30525492	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage ([REDACTED]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Due to missing the fully executed gift letter, the subject loan designation is QM (APOR) Risk.	Reviewer Comment (2024-05-10): [REDACTED]Gift letters in the file combined value is more than the amount mentioned in Final CD. Exception cleared

Buyer Comment (2024-05-10): Gift documentation in loan file shows combined total gift of [REDACTED]on pages [REDACTED]of loan file. Gift documentation on both pages is signed and dated by recipient and donor, and includes all required information. Receipt from escrow in file confirms total gift of [REDACTED]. Combined total is greater than actual gift received, therefore per guidelines, a new gift letter is not required. Please review and cancel exception and all waterfalls.
																		05/10/2024			1	B	A	C	A	B	A	C	A	B	A		AR	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10291	30525509	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.	Verified assets of [REDACTED]are insufficient to cover the funds needed for closing of [REDACTED]. Final CD disclosed a gift of [REDACTED]however, the gift letter in the file for this gift is blank.	Reviewer Comment (2024-05-10): [REDACTED]Gift letters in the file combined value is more than the amount mentioned in Final CD. Exception cleared

Buyer Comment (2024-05-10): Gift documentation in loan file shows combined total gift of [REDACTED]on pages[REDACTED] of loan file. Gift documentation on both pages is signed and dated by recipient and donor, and includes all required information. Receipt from escrow in file confirms total gift of [REDACTED]. Combined total is greater than actual gift received, therefore per guidelines, a new gift letter is not required. Please review and cancel exception and all waterfalls.
																		05/10/2024			1	C	A	C	A	C	A	C	A	C	A		AR	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10291	30525526	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Verified assets of [REDACTED]are insufficient to cover the funds needed for closing of [REDACTED]. Final CD disclosed a gift of [REDACTED]however, the gift letter in the file for this gift is blank.	Reviewer Comment (2024-05-10): [REDACTED]Gift letters in the file combined value is more than the amount mentioned in Final CD. Exception cleared

Buyer Comment (2024-05-10): Gift documentation in loan file shows combined total gift of [REDACTED]on pages [REDACTED] of loan file. Gift documentation on both pages is signed and dated by recipient and donor, and includes all required information. Receipt from escrow in file confirms total gift of [REDACTED]. Combined total is greater than actual gift received, therefore per guidelines, a new gift letter is not required. Please review and cancel exception and all waterfalls.
																		05/10/2024			1	C	A	C	A	C	A	C	A	C	A		AR	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10291	30525825	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Due to gift funds not being verified as required by LP, the subject loan designation is QM (APOR) Risk.	Reviewer Comment (2024-05-10): [REDACTED] Gift letters in the file combined value is more than the amount mentioned in Final CD. Exception cleared

Buyer Comment (2024-05-10): Gift documentation in loan file shows combined total gift of [REDACTED]on pages [REDACTED]of loan file. Gift documentation on both pages is signed and dated by recipient and donor, and includes all required information. Receipt from escrow in file confirms total gift of [REDACTED]. Combined total is greater than actual gift received, therefore per guidelines, a new gift letter is not required. Please review and cancel exception and all waterfalls.
																		05/10/2024			1	C	A	C	A	C	A	C	A	C	A		AR	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10296			30526228			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.					Buyer Comment (2024-05-10): Seller acknowledges exception, no change to grading.			05/10/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10371			30519186			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.				Reviewer Comment (2024-05-14): Received [REDACTED] policy updated information, exception cleared. Buyer Comment (2024-05-13): The property is covered under a [REDACTED] policy for the pud project. Please see attached.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10371			30519646			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED]disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect formatplacement.					Buyer Comment (2024-05-13): Seller accepts. No change to grading.			05/13/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10569			30516048			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]		Fannie Mae returned a CU score of [REDACTED]. Secondary Valuation is missing from the file.				Reviewer Comment (2024-05-16): CDA supporting value received. Exception cleared.	05/16/2024			1	D	A	D	A	D	A	D	A	D	A		MI	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10602	30525382	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED]disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of [REDACTED]is under disclosed by -[REDACTED]compared to the calculated Amount Financed of [REDACTED]and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [REDACTED]).	The title fee in section C labeled solely as "Title - Service Charges" has been included by diligence in the APR. Please provide an itemized breakdown for the services included in this [REDACTED]title fee (i.e., Doc Prep, Recording Fees, etc.,) for further review of this exception.	Reviewer Comment (2024-05-17): Letter of Explanation, Proof of Delivery, Copy of the Refund Check, and Corrected CD provided. Exception cured.

Buyer Comment (2024-05-17): Please see attached redisclosure package curing the issue.

Reviewer Comment (2024-05-15): [REDACTED]received the email uploaded in the loan file where the title company had indicated that title service charges is a composite fee for all other title charges not tied to rates prescribed by or limited by state law.  The inclusions enumerated in the email from title listed both finance charge and non-finance charge type fees - title clearing items ([REDACTED]), policy preparation ([REDACTED]), customer assistance (finance charge), distributionmailing (finance charge), due diligence copies provided (finance charge).  Without an itemization breaking down the [REDACTED]lump sum title service charge, [REDACTED]is unable to determine which portion is attributable to [REDACTED]fees versus finance charge fees, accordingly, the entire amount is included in finance charge calculations.

Buyer Comment (2024-05-14): Please see attached from the title company confirming the category of this fee. Per regulation, this is not a finance charge.

Reviewer Comment (2024-05-14): Finance charge fees are defined under federal law (TILA) and not state law. [REDACTED]Disclosure of Premiums and Charges indicates that title service charges should be disclosed to the borrower, but it does not indicate they should all be lumped together as one title service charge or that they should be excluded from finance charges. Title "service charges" are generally coordination or processing type fees that are not specifically related to issuance of title or preparation of loan-related documents such as deeds, mortgages, reconveyance or settlement documents, or other purposes that would qualify for exclusion from finance charge under [REDACTED]. The serviceprocessing type nature of the fee would put the fee more in line with a coordination or processing fee which are finance charges under [REDACTED]. An explanation from the title company of what the title service charge is for andor legal analysis supporting exclusion from finance charge for review and consideration of exclusion of fee from finance charge calculation is required.

Buyer Comment (2024-05-13): In [REDACTED] State Regulations, "[REDACTED] - Disclosure of Premiums and Charges", a title insurer is required to disclose several price estimates if any of the named charges exist (link:  here). It goes on to state "… the following price estimate must be disclosed:" and names "Title Service Charges, including, but not limited to, abstracts and search and examination fees;".
In [REDACTED] opinion, per[REDACTED]) of the Code of Federal Regulations, fees for "title examination, abstract of title, title insurance, property survey, and similar purposes" are not finance charges, which sounds very similar to "abstracts, search, and examination fees" defined in the [REDACTED] regulations.
																			05/17/2024		2	C	B	C	B	C	B	C	B	C	B		MO	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10602	30525383	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [REDACTED]disclosed an inaccurate Finance Charge on page [REDACTED]that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of [REDACTED]is under disclosed by [REDACTED]compared to the calculated Finance Charge of [REDACTED]which exceeds the [REDACTED]threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [REDACTED]).	The title fee in section C labeled solely as "Title - Service Charges" has been included by diligence in the APR. Please provide an itemized breakdown for the services included in this [REDACTED]title fee (i.e., Doc Prep, Recording Fees, etc.,) for further review of this exception.	Reviewer Comment (2024-05-17): Letter of Explanation, Proof of Delivery, Copy of the Refund Check, and Corrected CD provided. Exception cured.

Buyer Comment (2024-05-17): Please see attached redisclosure package curing the issue.

Reviewer Comment (2024-05-15): [REDACTED]received the email uploaded in the loan file where the title company had indicated that title service charges is a composite fee for all other title charges not tied to rates prescribed by or limited by state law.  The inclusions enumerated in the email from title listed both finance charge and non-finance charge type fees - title clearing items ([REDACTED]), policy preparation ([REDACTED]), customer assistance (finance charge), distributionmailing (finance charge), due diligence copies provided (finance charge).  Without an itemization breaking down the [REDACTED]lump sum title service charge, [REDACTED]is unable to determine which portion is attributable to [REDACTED]fees versus finance charge fees, accordingly, the entire amount is included in finance charge calculations.

Buyer Comment (2024-05-14): Please see attached from the title company confirming the category of this fee. Per regulation, this is not a finance charge.

Reviewer Comment (2024-05-14): Finance charge fees are defined under federal law (TILA) and not state law.  [REDACTED][REDACTED]Disclosure of Premiums and Charges indicates that title service charges should be disclosed to the borrower, but it does not indicate they should all be lumped together as one title service charge or that they should be excluded from finance charges. Title "service charges" are generally coordination or processing type fees that are not specifically related to issuance of title or preparation of loan-related documents such as deeds, mortgages, reconveyance or settlement documents, or other purposes that would qualify for exclusion from finance charge under [REDACTED]. The serviceprocessing type nature of the fee would put the fee more in line with a coordination or processing fee which are finance charges under [REDACTED]. An explanation from the title company of what the title service charge is for andor legal analysis supporting exclusion from finance charge for review and consideration of exclusion of fee from finance charge calculation is required.

Buyer Comment (2024-05-13): Disregard previous comment and supporting docs:

In [REDACTED] State Regulations, "[REDACTED] - Disclosure of Premiums and Charges", a title insurer is required to disclose several price estimates if any of the named charges exist (link:  here). It goes on to state "… the following price estimate must be disclosed:" and names "Title Service Charges, including, but not limited to, abstracts and search and examination fees;".
In [REDACTED] opinion, per [REDACTED]) of the Code of Federal Regulations, fees for "title examination, abstract of title, title insurance, property survey, and similar purposes" are not finance charges, which sounds very similar to "abstracts, search, and examination fees" defined in the [REDACTED] regulations.

Buyer Comment (2024-05-13): The amount financed and finance charge are correct. Please see attached bonafide points to be excluded as well as both rates and the LLPA's.
																			05/17/2024		2	C	B	C	B	C	B	C	B	C	B		MO	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10602			30526315			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The third party verification of employment for Partnership was not time stamped.				Reviewer Comment (2024-05-14): Provided document reflects verification was completed on[REDACTED]. Exception Cleared. Buyer Comment (2024-05-13): Please see attached verification screenshots confirming the timestamp for both	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10602			30526317			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The third party verification of employment for Partnership was not time stamped.				Reviewer Comment (2024-05-14): Provided document reflects verification was completed on [REDACTED]. Exception Cleared. Buyer Comment (2024-05-13): Please see attached verification screenshots confirming the timestamp for both	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10602			30565257			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.[REDACTED]						Reviewer Comment (2024-05-16): CDA supporting value received. Exception cleared.	05/16/2024			1		A		A		A		A		A		MO	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10637			30517786			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.						Reviewer Comment (2024-05-10): Provided current condo insurance policy. Exception cleared Buyer Comment (2024-05-10): Please see the attached for the current condo policy	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10637			30517819			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing the tax documentation for this property, please provide for review.				Reviewer Comment (2024-05-11): Property address is not match with the mentioned document and HOI document also required, Please provide Tax and HOI documents. Exception Remains Buyer Comment (2024-05-10): The tax statement for this property is included in your loan file on page [REDACTED] as evidences by the Property Description section.	05/11/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10637			30517896			Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	[REDACTED] Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.	Subject loan has tested as a [REDACTED] Higher-Priced Mortgage Loan. File is missing proof the Net Tangible Benefit Worksheet was provided to the borrower.				Buyer Comment (2024-05-10): Seller acknowledges the exception, no change to grading.			05/10/2024	2	B	B	B	B	B	B	B	B	B	B		MD	Second Home	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10637	30517960	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED]incorrectly disclosed whether Homeowners Insurance is included in escrow.	Final Closing Disclosure page [REDACTED]Estimated Taxes, Insurance, & Assessments section has the Other box checked however, is missing the description for what is included in Other.	Buyer Comment (2024-05-13): Seller acknowledges the exception, no change to grading

Reviewer Comment (2024-05-13): Regraded to EV2-B as the [REDACTED] insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Buyer Comment (2024-05-10): The description as listed on the referenced closing disclosure is for "[REDACTED]". Moreover, we disclose this as a more consumer friendly approach considering the property also includes a [REDACTED] policy which is not escrowed. This is a non-material exception with the escrow info disclosed as designed, please review to clear this issue or downgrade to a non material issue.
																				05/13/2024	2	C	B	C	B	C	B	C	B	C	C		MD	Second Home	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10779			30521793			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees [REDACTED]	Qualified Mortgage ([REDACTED]): Points and Fees on subject loan of [REDACTED] is in excess of the allowable maximum of [REDACTED] of the Federal Total Loan Amount. Points and Fees total [REDACTED]on a Federal Total Loan Amount of [REDACTED]vs. an allowable total of [REDACTED](an overage of [REDACTED]).					Reviewer Comment (2024-05-14): [REDACTED] Methodology was provided to confirm point exclusion and confirms loan passes points and fees testing. Exception cleared. Buyer Comment (2024-05-13): Please see the attached calculation for excludable points to correct the points and fees testing.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10779			30521796			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage ([REDACTED]: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.				Reviewer Comment (2024-05-14): [REDACTED] Methodology was provided to confirm point exclusion and confirms loan passes points and fees testing. Exception cleared. Buyer Comment (2024-05-13): Please see the attached calculation for excludable points to correct the points and fees testing.	05/14/2024			1	B	A	C	A	B	A	C	A	B	A		PA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10779			30525150			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED]disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect formatplacement.					Buyer Comment (2024-05-10): Seller acknowledges exception, no change to grading.			05/10/2024	2	B	B	B	B	B	B	B	B	B	B		PA	Second Home	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10823			30519498			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-16): CDA supporting value received. Exception cleared.	05/16/2024			1	D	A	D	A	D	A	D	A	D	A		TN	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10823			30525118			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the property history report to verify the borrowers have no ownership in a potential undisclosed property on [REDACTED] as required by the lender's approval condition #[REDACTED].				Reviewer Comment (2024-05-15): Documentation provided verifying the borrower's do not have any ownership interest in the indicated property. Exception cleared. Buyer Comment (2024-05-13): Please see attached, confirmation via property search that our borrower is not the owner of the property at [REDACTED]	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10825			30517495			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [REDACTED]Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [REDACTED]exceeds tolerance of [REDACTED]. Insufficient or no cure was provided to the borrower.	Loan Discount point was last disclosed as [REDACTED]on the Loan Estimate, but was disclosed as [REDACTED]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of [REDACTED], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2024-05-14): [REDACTED] received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2024-05-14): Please see the attached for the corrected CD, LOE to client, ups label and check copy.		05/14/2024		2	C	B	C	B	C	B	C	B	C	B		NC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10989			30519726			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-16): CDA supporting value received. Exception cleared.	05/16/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10989			30522787			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage [REDACTED]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Due to unsourced large deposits as required by LP, the subject loan designation is QM (APOR) Risk.				Reviewer Comment (2024-05-14): Sufficient assets have been documented for cash to close and reserves. Exception cleared. Buyer Comment (2024-05-13): Please see the attached response regarding the large deposits as well as evidence of the correct ending balance of this account as of [REDACTED].	05/14/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10989	30522791	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [REDACTED]not received by borrower at least [REDACTED] business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate was missing from the file.	Reviewer Comment (2024-05-15): [REDACTED]received proof of electronic receipt

Buyer Comment (2024-05-14): Please see the attached evidence that borrower viewed the [REDACTED]Loan Estimate on the same day. Prior exception comment states documents are not legible, please use full screen and zoom in order to properly view these documents as this is the best we can print these views from our system. Documents should be legible once zooming in and opened in full screen. Thank you!

Reviewer Comment (2024-05-14): [REDACTED] received copy of partial page [REDACTED]pages of blurred out information that is not legible.  Please resend  documentation to support earlier receipt of disclosure, unable to read documents provided.

Buyer Comment (2024-05-13): Please see the attached screenshots of our internal systems confirming that borrower received and viewed the [REDACTED] Loan Estimate on the same day. One of the attachments confirms that the Redisclosure package from [REDACTED] was published on [REDACTED] at [REDACTED] and the Action Type is listed as "View" and Updated timestamp of [REDACTED] for when the borrower viewed the disclosure. Another document confirms that the Loan Estimate from [REDACTED] was printed to our document system at [REDACTED] to confirm that the "redisclosure packaged" mentioned in the other documents is in fact the Loan Estimate.

																		05/15/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10989			30530402			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.		Verified assets of -[REDACTED]are insufficient to cover the LP qualifying assets of [REDACTED]. TD checking account statement verified [REDACTED]large incoming wires of [REDACTED]on [REDACTED]and [REDACTED]on [REDACTED]and the source of the large deposits was not provided in the file as required by LP Condition #[REDACTED].				Reviewer Comment (2024-05-14): Sufficient assets were provided to satisfy cash to close and reserves. Exception cleared. Buyer Comment (2024-05-13): Please see the attached response regarding the large deposits as well as evidence of the correct ending balance of this account as of [REDACTED].	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10989			30530420			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified assets of -[REDACTED]are insufficient to cover the funds needed for closing of [REDACTED]. TD checking account statement verified [REDACTED]large incoming wires of [REDACTED]on [REDACTED]and [REDACTED]on [REDACTED]and the source of the large deposits was not provided in the file as required by LP Condition #[REDACTED].				Reviewer Comment (2024-05-14): Sufficient assets were provided to confirm cash to close plus reserves. Exception cleared. Buyer Comment (2024-05-13): Please see the attached response regarding the large deposits as well as evidence of the correct ending balance of this account as of [REDACTED].	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10989			30530439			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED]disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect formatplacement.					Buyer Comment (2024-05-13): Seller acknowledges exception, no change to grading.			05/13/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase	Good Faith Redisclosure	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV10989			30530853			Compliance	Compliance	Federal Compliance	ATR/QM Defect	IncomeAsset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income andor asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Verified assets of -[REDACTED]are insufficient to cover the LP qualifying assets of [REDACTED]. TD checking account statement verified [REDACTED]large incoming wires of [REDACTED]on [REDACTED]and [REDACTED]on [REDACTED]and the source of the large deposits was not provided in the file as required by LP Condition #[REDACTED].				Reviewer Comment (2024-05-14): Sufficient assets have been documented for cash to close and reserves. Exception cleared. Buyer Comment (2024-05-13): Please see the attached response regarding the large deposits as well as evidence of the correct ending balance of this account as of [REDACTED].	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV10989			30530863			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Due to unsourced large deposits as required by LP, the subject loan is at QM Risk.				Reviewer Comment (2024-05-14): Sufficient assets have been documented for cash to close and reserves. Exception cleared. Buyer Comment (2024-05-13): Please see the attached response regarding the large deposits as well as evidence of the correct ending balance of this account as of [REDACTED].	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11116	30517823	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [REDACTED]exceeds tolerance of [REDACTED]plus [REDACTED] or [REDACTED]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance of [REDACTED]exceeds tolerance of [REDACTED]plus 10 or [REDACTED]. Evidence of cure for the increase of [REDACTED]was not provided. Recording Fee was disclosed as [REDACTED]on the Initial Loan Estimate, but disclosed as [REDACTED]on the Final Closing Disclosure without a valid Change of Circumstance.	Reviewer Comment (2024-05-16): [REDACTED] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-05-15): Please see the attached for the corrected CD, LOE to client, shipping label and check copy.

Reviewer Comment (2024-05-13): [REDACTED]received rebuttal. The COC for increase in recording fee dated [REDACTED]is already applied however, the fee is again increased on final CD to [REDACTED]without any valid COC. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-10): The appraisal came on showing the subject property as a PUD on [REDACTED], this required an update to the property type from Single family to PUD. This increased the mortgage recording fee
																			05/16/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV11125	30526092	Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) Verification of Mortgage (VOM) is required and was not found in file.	Application states borrower no rent with address in [REDACTED] but W-2 and paystub list address [REDACTED]. No documentation was provided that borrower has no ownership or housing expense for either property.	Reviewer Comment (2024-05-15): Received Property History Report to verify the borrower has no ownership interest in the property at[REDACTED] Exception cleared.

Buyer Comment (2024-05-10): Borrower was correctly qualified as rent free at [REDACTED] Guidelines for this product do not require a VOM or VOR for rent free borrowers. No additional documentation is required per guidelines. Borrower primarily lives in his RV, parking at it various RV parks. His current permanent address is [REDACTED] This is a commercial property that acts as a primary address for people who do not have a permanent home. He does not pay rent there or have any ownership. Borrower previously rented [REDACTED], however that was more than [REDACTED]years ago, therefore it is not required to be included in his housing history per guidelines. Paystubs and W2s show this address, as he had not changed it with his employer. Attached is an RES search confirming that the borrower does not have ownership in[REDACTED] Please cancel exception, as this is not required per guidelines.
																		05/15/2024			1	C	A	C	A	C	A	C	A	C	A		MS	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11320			30519524			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final 1003 is incomplete due to missing the following [REDACTED]REO in section [REDACTED]. Please provide a revised 1003 with all REO and their respective expenses listed in section [REDACTED].				Reviewer Comment (2024-05-10): Provided 1003 following [REDACTED] REO properties. Exception cleared Buyer Comment (2024-05-10): Please see attached updated 1003	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Second Home	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[REDACTED]	RCKT2024INV11320			30526304			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED]disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect formatplacement.					Buyer Comment (2024-05-10): Seller acknowledges the exception, no change to grading.			05/10/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Second Home	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV11330			30525951			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [REDACTED] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect formatplacement.					Buyer Comment (2024-05-10): Seller acknowledges exception, no change to grading.			05/10/2024	2	B	B	B	B	B	B	B	B	B	B		MD	Second Home	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[REDACTED]	RCKT2024INV11369			30516537			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [REDACTED]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-05-16): Received CDA evidencing sufficient value. Exception cleared.	05/16/2024			1	D	A	D	A	D	A	D	A	D	A		OR	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No